UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 31, 2016 – November 30, 2017

Item 1: Reports to Shareholders

0448435, v0.60

Annual Report | November 30, 2017

Vanguard California Tax-Exempt Funds

Vanguard California Municipal Money Market Fund

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard California Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	4
Advisor’s Report.	8
Results of Proxy Voting.	12
California Municipal Money Market Fund.	14
California Intermediate-Term Tax-Exempt Fund.	36
California Long-Term Tax-Exempt Fund.	169
About Your Fund’s Expenses.	214
Glossary.	216

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the 12 months ended November 30, 2017, Vanguard California Intermediate-Term Tax-Exempt Fund returned 5.12% for Investor Shares and 5.22% for Admiral Shares, outpacing both its benchmark and its peer funds.

• Vanguard California Long-Term Tax-Exempt Fund returned 7.22% for Investor Shares and 7.33% for Admiral Shares. It, too, outperformed its benchmark and its peers.

• Vanguard California Municipal Money Market Fund returned 0.64%, surpassing its peer funds.

• Positioning in longer-maturity bonds helped the Long- and Intermediate-Term Funds.

• Please note that the Long- and Intermediate-Term Funds will adjust their security selection parameters at the end of March. This change is addressed in the Advisor’s Report, which begins on page 8.

Total Returns: Fiscal Year Ended November 30, 2017
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard California Municipal Money Market Fund	0.77%	1.57%	0.64%	0.00%	0.64%
California Tax-Exempt Money Market Funds
Average					0.24
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	1.79%	3.65%	2.67%	2.45%	5.12%
Admiral™ Shares	1.89	3.85	2.77	2.45	5.22
Bloomberg Barclays Municipal California
Intermediate Bond Index					4.47
California Intermediate Municipal Debt Funds
Average					4.40

California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	2.21%	4.50%	3.45%	3.77%	7.22%
Admiral Shares	2.31	4.71	3.56	3.77	7.33
Bloomberg Barclays CA Municipal Bond Index					5.71
California Municipal Debt Funds Average					5.96
California Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the California Municipal Money Market Fund; 30-day SEC yield for the California Intermediate-Term Tax-Exempt Fund and California Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the 2017 maximum federal tax rate of
43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Total Returns: Ten Years Ended November 30, 2017
Average
Annual Return
California Municipal Money Market Fund	0.37%
California Tax-Exempt Money Market Funds Average	0.23
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

California Intermediate-Term Tax-Exempt Fund Investor Shares	4.04%
Bloomberg Barclays Municipal California Intermediate Bond Index	4.41
California Intermediate Municipal Debt Funds Average	3.25
California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

California Long-Term Tax-Exempt Fund Investor Shares	4.57%
Bloomberg Barclays CA Municipal Bond Index	4.63
California Municipal Debt Funds Average	4.30

California Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
California Municipal Money Market Fund	0.16%	—	0.16%
California Intermediate-Term Tax-Exempt Fund	0.19	0.09%	0.74
California Long-Term Tax-Exempt Fund	0.19	0.09	0.92

The fund expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year.
For the fiscal year ended November 30, 2017, the funds’ expense ratios were: for the California Municipal Money Market Fund, 0.16%; for
the California Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; and for the California
Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the California Municipal Money Market Fund, California Tax-Exempt Money Market Funds; for the California
Intermediate-Term Tax-Exempt Fund, California Intermediate Municipal Debt Funds; for the California Long-Term Tax-Exempt Fund,
California Municipal Debt Funds. In most, if not all, cases, the expense ratios for the funds in the money market peer group are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market fund’s expense ratio in the table above does not reflect expense reductions.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

In my more than 30 years at Vanguard, I’ve seen both the best and worst that the markets have to offer.

A bullish start

The first part of my tenure, from 1986 through 1999, coincided with one of the greatest bull markets in stocks and bonds. To be sure, there were disruptions along the way, including the 1987 stock market crash and the 1997 Asian financial crisis. But the overall experience was that of a seemingly tireless bull, with investors earning robust returns.

U.S. stocks climbed an average of about 19% a year during that period, and U.S. bonds rose almost 9%.1

Of course, I paid close attention to such sound investing practices as choosing the right asset allocation, rebalancing in a disciplined fashion, thinking long-term, and—especially important—keeping costs low. But even investors who didn’t focus on these were doing well. It seemed hard to go wrong when everything was going right.

A tough second half

During the second part of my tenure, the markets have been more challenging. We’ve seen two severe corrections: the 2001–2002 dot-com bust and the brutal 2008–2009 Global Financial Crisis.

1 For calendar years 1986 through 1999, as measured by the Standard & Poor’s 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Markets have clearly performed well over the years since the crisis, but they’ve done so against a backdrop of heightened uncertainty fueled by postcrisis regulatory changes and unprecedented monetary policy stimulus—not to mention stubbornly low economic growth, wage increases, and inflation.

Those factors are reflected in the far more modest market returns from 2000 through 2016: U.S. stocks gained an average of about 6% a year and U.S. bonds about 5%.2

In this more volatile, lower-return environment, those sound investing practices that may not have mattered to some investors in the earlier period actually mattered an awful lot.

What might the future hold?

No one can say for certain what lies ahead for the markets. However—and I realize this isn’t necessarily what investors want to hear—there are signs pointing to an increasingly challenging environment for both stocks and bonds.

Market Barometer
		Average Annual Total Returns
	Periods Ended November 30, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	22.61%	10.73%	15.69%
Russell 2000 Index (Small-caps)	18.34	11.14	15.02
Russell 3000 Index (Broad U.S. market)	22.27	10.75	15.63
FTSE All-World ex US Index (International)	27.59	6.18	7.46

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.21%	2.11%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.58	2.79	2.55
Citigroup Three-Month U.S. Treasury Bill Index	0.77	0.34	0.21

CPI
Consumer Price Index	2.20%	1.46%	1.39%

2 For calendar years 2000 through 2016, as measured by the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Our economists recently issued Vanguard’s economic and market outlook for 2018. The report is packed with valuable insights about the global economy, inflation, interest rates, monetary policy, stock valuations, and bond yields. (You can read it at vanguard.com/research.)

A key takeaway is that investors should anticipate more “muted”—that’s economist-speak for “lower”—portfolio returns over the next ten years.

Given that outlook, the sound investing practices we’ve long promoted—diversification, rebalancing, discipline, and minimizing of costs—will be even more important for investment success. That’s true whether you’re an individual investor, an institutional investor, or an advisor working with clients.

Expectations for market returns

To develop Vanguard’s outlook, our economists use a proprietary statistical model that looks at a variety of inputs—valuations in particular—to run simulations over extended periods.* The output from the model includes ranges of potential returns from various asset classes and the probabilities of those outcomes.

For global stocks, the model projects that average annual returns over the next ten years could fall anywhere between roughly 0% and more than 10%, with the most likely outcome being 4.5%–6.5%. That range is far from a certainty, but for planning purposes, it’s a solid starting point. And it’s significantly lower than stocks’ long-term historical return of about 10% per year. Largely because of elevated valuations, the projected return range for U.S. stocks over the next ten years is even lower, at 3%–5%.

As for bonds, we expect action by the Federal Reserve and other major central banks to push yields a little higher, especially for shorter-term bonds. That upward movement would weigh on bond prices. Investors, though, would end up earning a little more income, which over time should more than offset any price declines.

The most likely range of average annual returns for global bonds over the next ten years is 2%–3%, according to our model. That’s also significantly lower than the long-term annual historical return of more than 5%.

* IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time. For more information, see the next page.

Being a silent partner isn’t enough

One of our senior investment strategists, Fran Kinniry, likes to say that investing is a partnership between you and the markets. Over the last 30 years, the markets have done much of the work for us. But if our outlook for muted returns is borne out, investors will likely have to do more of the heavy lifting. To stretch the analogy, you’ll need to become the majority partner.

I know that’s easier said than done. But boosting savings—putting an extra percent or two away each year for retirement, or, if you’ve already retired, drawing down savings a little more slowly—is within your control. These sacrifices can help offset slimmer returns and pay off for you in greater long-term financial security.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 14, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital
Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Advisor’s Report

For the 12 months ended November 30, 2017, Vanguard California Intermediate-Term Tax-Exempt Fund returned 5.12% for Investor Shares and 5.22% for Admiral Shares; Vanguard California Long-Term Tax-Exempt Fund returned 7.22% for Investor Shares and 7.33% for Admiral Shares. Each fund outpaced its benchmark index and the average return of its peers.

Vanguard California Municipal Money Market Fund returned 0.64%. The average return of its peer funds was 0.24%.

Please note that Vanguard is planning to adjust the security selection parameters for the Long- and Intermediate-Term Funds’ investable universes at the end of March. We are making this change across our state municipal bond fund lineup. Under the new parameters, we will seek to maintain at least 80% of each fund’s assets invested in investment-grade securities and no more than 20% in non-investment-grade securities at the time of purchase. The previous security selection policy required 75% in securities rated A or better, up to 20% in securities rated BBB, and only 5% in non-investment-grade securities. The new parameters provide greater flexibility with respect to investment selection, and may result in a higher risk profile for each fund.

The investment environment

At the beginning of the fiscal year, the Federal Reserve was enthusiastic about the health of the U.S. economy. In December 2016, it raised the federal funds rate by a quarter of a percentage point—only the second increase in a decade—even though inflation was still running below the Fed’s 2% target. The outlook for stronger growth and higher inflation led investors to turn toward riskier assets, pushing bond prices to slump while many stock market indexes soared to record highs.

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	November 30,	November 30,
Maturity	2016	2017
2 years	1.16%	1.57%
5 years	1.85	1.76
10 years	2.52	2.15
30 years	3.26	2.79
Source: Vanguard.

The outlook dimmed a little in the new year, however, as it became clear that the slate of policy initiatives could prove harder to implement than anticipated. Moreover, inflation continued to disappoint, with weak readings proving less transient than expected and wage gains remaining modest despite a strong labor market. Some wary investors hedged their bets by edging back into bonds, lending support to prices.

The macroeconomic backdrop nevertheless stayed positive. Economic growth was in line with recent trends, generally staying between 2% and 2.5%. Employment gains were relatively strong, averaging more than 160,000 jobs per month. Together, the growth and the gain helped keep unemployment on a downward trajectory; over the period, the national rate fell from 4.6% to a 17-year low of 4.1%. And the housing and manufacturing sectors recorded decent growth.

These developments likely played a part in the Fed’s decisions to raise rates again in March and June, lifting its target range up to 1%–1.25%, and to kick off the reduction of its $4.5 trillion balance sheet in October.

California’s economy grew more rapidly than the U.S. economy as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for California rose by nearly 4%, while the increase at the national level was closer to 2%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

The state once again passed its budget on time. At the local level, cities and counties continue to operate in an environment conducive to fiscal strength and stability. Budgets have been relatively stable and have benefited from the relatively benign state budget environment. Credit ratings have been relatively solid, with some localities receiving upgrades and positive outlooks. Credits in the Central Valley and Inland Empire regions, for example, are recovering now that longstanding drought conditions have ended.

The most significant revenue developments at the state level were the expiration and extension of the 2012 Proposition 30 temporary taxes that had been in place since January 1, 2013. The sales tax portion (a 0.25% increase statewide) expired as expected on December 31, 2016. The income tax portion (tiered increases for single filers/joint filers making over $250,000/$500,000 a year) had been set to expire in 2019, but Proposition 55, which passed by a large margin in November 2016, extended it through 2030.

At the local level, California’s extension of the Proposition 30 income tax increase ensures a solid funding source for its school districts, and its cities and counties have seen virtually no negative budget repercussions since the state put its fiscal house in order.

Because of a change in Moody’s leasebacked methodology, almost all California cities and counties had their lease-backed obligation ratings upgraded one notch in the fourth quarter of 2016. Some of our largest exposures in the City of Los Angeles and Los Angeles County received such upgrades.

Overall tax-exempt supply in California was down for the period, though the decline was less than that seen nationally. Demand remains strong, with positive flows to tax-exempt mutual funds. At the local level, we’re seeing a mix of refunding and new issuance; one notable source is school districts, which are starting to issue debt as a result of the record number of bond authorizations passed in 2016.

Management of the funds

Our investment process at Vanguard relies on risk management as we strive to add value through a diversified mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts perform objective and independent analyses of bonds owned by the fund.

Exposure to bonds with longer maturities helped the Intermediate-Term Fund outperform its state-specific benchmark. Bonds with maturities of less than 10 years, on the other hand, generally hindered the fund’s relative performance.

For the Long-Term Fund, our overweight allocation to bonds with longer maturities boosted relative performance, as these bonds benefited from a flattening yield curve. With credit spreads narrowing, our overweighting of A- and BBB-rated bonds also helped the fund. In terms of sectors, overweight allocations to premium callable bonds, hospitals, and universities helped results. Escrowed-to-maturity bonds and leasing bonds hindered them.

For the Money Market Fund, we maintained high levels of liquidity and a short weighted average maturity. That positioning allowed us to take advantage of the increase in yields on money market-eligible securities and, along with its low expense ratio compared with peers, helped the fund outperform.

The funds are permitted to invest in bonds whose income is subject to the alternative minimum tax (AMT). As of November 30, 2017, neither the Intermediate-Term Fund nor the Long-Term Fund owned bonds that would generate income distributions subject to the AMT, but the Money Market Fund did.

None of the funds had any exposure to bonds issued by Puerto Rico, whose debt relief negotiations are ongoing. (Because the commonwealth’s bonds are exempt from federal, state, and local income tax, they often appear in state and national muni bond funds.)

The outlook

In spite of long-term structural challenges, including slowing productivity growth and demographic headwinds, the U.S. economy should break above its long-term potential growth rate of about 2% in 2018.

The unemployment rate has fallen to its lowest level since 2000 and is likely to move even lower. A return of upward pressure on wages, along with stable and broader global growth and some recovery in commodity prices, may mean that inflation will clock in stronger than the financial markets currently anticipate. Our long-term inflation outlook, however, remains unchanged.

That backdrop should justify the Federal Reserve raising rates to at least 2% by the end of 2018. Regarding its balance sheet, the Fed will likely want to stick to the framework and timetable it has laid out, barring unexpected incoming economic data or unintended consequences in the bond market from its tapering.

We have been closely monitoring developments in Washington that could affect municipal bonds. The new tax law contains provisions that will marginally affect the municipal bond market. The largest change is the elimination of issuers’ ability to issue advance refunding bonds (bonds issued to effectively repay existing debt at lower rates). This change is expected to modestly reduce municipal supply in 2018, but the reduction should be offset by the reduced demand from the lowering of personal and corporate tax rates. So we do not expect large changes to the municipal bond market as a result of the tax law changes.

Volatility could well pick up from the very low levels we’ve been experiencing. The list of potential catalysts for that is long and includes matters such as an inflation surprise, gridlock over raising the federal government debt ceiling, unfavorable developments in trade negotiations, and a rise in geopolitical tensions.

We nevertheless expect munis to continue to offer relative stability and a steady stream of income. And whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to the funds’ performance.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

John M. Carbone, Principal,
Portfolio Manager

James M. D’Arcy, CFA, Portfolio Manager

Adam Ferguson, CFA, Portfolio Manager

Vanguard Fixed Income Group

December 22, 2017

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*
The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	3,562,770,197	117,571,135	96.8%
Emerson U. Fullwood	3,561,406,193	118,935,139	96.8%
Amy Gutmann	3,559,417,933	120,923,399	96.7%
JoAnn Heffernan Heisen	3,563,097,811	117,243,521	96.8%
F. Joseph Loughrey	3,556,610,133	123,731,199	96.6%
Mark Loughridge	3,556,517,294	123,824,039	96.6%
Scott C. Malpass	3,560,845,111	119,496,221	96.8%
F. William McNabb III	3,555,205,767	125,135,565	96.6%
Deanna Mulligan	3,565,047,874	115,293,458	96.9%
André F. Perold	3,521,658,163	158,683,170	95.7%
Sarah Bloom Raskin	3,562,813,479	117,527,854	96.8%
Peter F. Volanakis	3,560,933,523	119,407,809	96.8%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.
This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
California Intermediate-Term
Tax-Exempt Fund	530,691,952	26,747,965	27,227,656	144,740,954	72.8%
California Long-Term
Tax-Exempt Fund	166,517,572	9,833,051	11,322,990	39,362,829	73.3%
California Municipal
Money Market Fund	2,123,826,966	163,699,772	114,631,517	321,738,109	78.0%

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.
This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission
(SEC), while avoiding the costs and delays associated with obtaining future shareholder approval.
The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
California Intermediate-Term
Tax-Exempt Fund	535,248,624	26,520,081	22,898,867	144,740,954	73.4%
California Long-Term
Tax-Exempt Fund	169,414,115	9,278,069	8,981,430	39,362,829	74.6%
California Municipal
Money Market Fund	2,145,644,484	159,899,346	96,614,425	321,738,109	78.8%

California Municipal Money Market Fund

Fund Profile
As of November 30, 2017

Financial Attributes
Ticker Symbol	VCTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.77%
Average Weighted
Maturity	22 days

1 The expense ratio shown is from the prospectus dated March 28, 2017, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2017, the expense ratio was 0.16%.

California Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2007, Through November 30, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
California Municipal Money Market
Fund	0.64%	0.18%	0.37%	$10,375
California Tax-Exempt Money Market
Funds Average	0.24	0.07	0.23	10,237

California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

California Municipal Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2007, Through November 30, 2017
		CA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2008	2.21%	1.81%
2009	0.37	0.17
2010	0.11	0.01
2011	0.07	0.01
2012	0.03	0.00
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.25	0.11
2017	0.64	0.24

7-day SEC yield (11/30/2017): 0.77%
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
California Municipal
Money Market Fund	6/1/1987	0.60%	0.16%	0.41%

California Municipal Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
California (99.9%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.940%	12/7/17 LOC	21,300	21,300
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.980%	12/7/17 LOC	7,000	7,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.930%	12/7/17 LOC	69,560	69,560
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.960%	12/7/17 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.980%	12/7/17 LOC	5,485	5,485
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	14,000	14,182
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.500%	4/1/18 (Prere.)	30,000	30,439
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.980%	12/7/17	13,330	13,330
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.990%	12/7/17	8,435	8,435
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.990%	12/7/17	6,710	6,710
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.990%	12/7/17	6,060	6,060
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.930%	12/7/17 LOC	5,000	5,000
Big Bear Lake CA Industrial Revenue
(Southwest Gas Corp. Project) VRDO	1.000%	12/7/17 LOC	24,000	24,000

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Department of Water Resources
Water System Revenue CP	0.920%	12/1/17	8,355	8,355
California Department of Water Resources
Water System Revenue CP	0.940%	12/1/17	37,308	37,308
California Department of Water Resources
Water System Revenue CP	0.940%	12/4/17	9,133	9,133
California Department of Water Resources
Water System Revenue CP	0.840%	12/5/17	13,437	13,437
California Department of Water Resources
Water System Revenue CP	0.850%	12/6/17	3,925	3,925
California Department of Water Resources
Water System Revenue CP	0.850%	12/6/17	3,500	3,500
California Department of Water Resources
Water System Revenue CP	0.880%	12/6/17	2,600	2,600
California Department of Water Resources
Water System Revenue CP	0.890%	12/6/17	5,700	5,700
California Department of Water Resources
Water System Revenue CP	0.870%	12/7/17	14,100	14,100
California Department of Water Resources
Water System Revenue CP	0.920%	12/7/17	3,300	3,300
California Department of Water Resources
Water System Revenue CP	0.940%	12/7/17	3,489	3,489
California Department of Water Resources
Water System Revenue CP	0.980%	12/7/17	4,200	4,200
California Department of Water Resources
Water System Revenue CP	0.940%	12/13/17	13,100	13,100
California Department of Water Resources
Water System Revenue CP	0.950%	12/13/17	3,407	3,407
California Department of Water Resources
Water System Revenue CP	0.950%	12/13/17	18,000	18,000
1 California Educational Facilities Authority
Revenue (California Institute of Technology)
TOB VRDO	1.000%	12/7/17 (Prere.)	3,365	3,365
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.890%	12/7/17	45,800	45,800
California Educational Facilities Authority
Revenue (Stanford Hospital) CP	0.960%	2/5/18	36,550	36,550
California Educational Facilities Authority
Revenue (Stanford University) CP	0.830%	12/5/17	37,950	37,950
California Educational Facilities Authority
Revenue (Stanford University) CP	0.830%	12/5/17	1,200	1,200
California Educational Facilities Authority
Revenue (Stanford University) CP	0.900%	12/11/17	41,700	41,700
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.970%	12/7/17	8,000	8,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	1.000%	12/7/17	3,000	3,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	1.000%	12/7/17	3,590	3,590
1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.890%	12/7/17	10,000	10,000
1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.890%	12/7/17	8,400	8,400

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO CP	0.860%	12/4/17 LOC	8,385	8,385
California GO CP	0.860%	12/5/17 LOC	14,190	14,190
California GO CP	0.870%	12/6/17 LOC	20,000	20,000
California GO CP	0.950%	12/6/17 LOC	25,000	25,000
California GO CP	0.850%	12/7/17 LOC	20,000	20,000
California GO CP	0.960%	1/24/18 LOC	15,000	15,000
California GO CP	1.040%	2/7/18	20,000	20,000
California GO CP	1.000%	2/8/18 LOC	5,000	5,000
1 California GO TOB VRDO	0.980%	12/7/17	4,200	4,200
1 California GO TOB VRDO	0.980%	12/7/17	3,000	3,000
1 California GO TOB VRDO	0.990%	12/7/17	6,815	6,815
1 California GO TOB VRDO	0.990%	12/7/17	5,560	5,560
1 California GO TOB VRDO	0.990%	12/7/17	6,720	6,720
1 California GO TOB VRDO	0.990%	12/7/17	3,375	3,375
California GO VRDO	0.910%	12/7/17 LOC	10,000	10,000
California GO VRDO	0.940%	12/7/17 LOC	3,095	3,095
California GO VRDO	0.990%	12/7/17 LOC	10,000	10,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.910%	12/7/17 LOC	41,000	41,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.970%	12/7/17 LOC	9,225	9,225
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	1.040%	12/7/17 LOC	10,900	10,900
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County) VRDO	0.940%	12/7/17 LOC	2,300	2,300
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County) VRDO	0.940%	12/7/17 LOC	37,255	37,255
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County) VRDO	0.950%	12/7/17 LOC	19,795	19,795
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) VRDO	0.960%	12/7/17	16,600	16,600
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.920%	12/7/17	9,900	9,900
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.910%	12/7/17 LOC	8,000	8,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.980%	12/7/17	6,650	6,650
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.980%	12/7/17	3,750	3,750
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.980%	12/7/17	4,675	4,675
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.980%	12/7/17	16,400	16,400
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.990%	12/7/17	9,715	9,715
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.980%	12/7/17	8,305	8,305
California Housing Finance Agency Multifamily
Housing Revenue VRDO	1.040%	12/7/17 LOC	11,205	11,205
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas
& Electric Co.) VRDO	0.880%	12/1/17 LOC	33,720	33,720

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas
& Electric Co.) VRDO	0.880%	12/1/17 LOC	10,200	10,200
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	1.020%	12/7/17 LOC	3,800	3,800
1 California Infrastructure & Economic
Development Bank Revenue TOB VRDO	0.990%	12/7/17	6,970	6,970
California Municipal Finance Authority Exempt
Facilities Revenue (ExxonMobil Project)
VRDO	0.940%	12/1/17	19,200	19,200
California Municipal Finance Authority
Multifamily Housing Revenue (Copper
Square Apartments) VRDO	0.940%	12/7/17 LOC	2,735	2,735
California Municipal Finance Authority
Recovery Zone Revenue (Chevron USA
Inc.) VRDO	0.830%	12/1/17	35,000	35,000
California Municipal Finance Authority
Recovery Zone Revenue (Chevron USA
Inc.) VRDO	0.840%	12/1/17	4,150	4,150
California Pollution Control Financing Authority
Revenue (ExxonMobil Project) VRDO	0.940%	12/1/17	9,345	9,345
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.870%	12/1/17 LOC	12,200	12,200
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.870%	12/1/17 LOC	51,925	51,925
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.970%	12/1/17 LOC	74,100	74,100
California State University Institute CP	0.970%	2/6/18 LOC	10,315	10,315
California State University Institute CP	0.990%	2/6/18 LOC	3,400	3,400
1 California State University Systemwide
Revenue TOB VRDO	0.980%	12/7/17	5,760	5,760
1 California State University Systemwide
Revenue TOB VRDO	0.980%	12/7/17	5,640	5,640
1 California State University Systemwide
Revenue TOB VRDO	0.980%	12/7/17	7,160	7,160
1 California State University Systemwide
Revenue TOB VRDO	0.990%	12/7/17 (Prere.)	20,475	20,475
1 California State University Systemwide
Revenue TOB VRDO	1.000%	12/7/17 (4)	5,685	5,685
California Statewide Communities
Development Authority Multifamily Housing
Revenue (Canyon Springs Apartments Project)
VRDO	1.020%	12/7/17 LOC	10,995	10,995
California Statewide Communities
Development Authority Multifamily Housing
Revenue (Irvine Apartment Communities LP)
VRDO	0.950%	12/1/17 LOC	3,200	3,200
California Statewide Communities
Development Authority Multifamily Housing
Revenue (Ridgeway Apartments) VRDO	0.960%	12/7/17 LOC	26,815	26,815
California Statewide Communities
Development Authority Multifamily Housing
Revenue (Wilshire Court Project) VRDO	1.020%	12/7/17 LOC	11,900	11,900

California Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	California Statewide Communities
	Development Authority Revenue (Kaiser
	Permanente) CP	0.950%	12/7/17	16,250	16,250
	California Statewide Communities
	Development Authority Revenue (Kaiser
	Permanente) VRDO	0.890%	12/7/17	58,050	58,050
	California Statewide Communities
	Development Authority Revenue (Kaiser
	Permanente) VRDO	0.890%	12/7/17	33,600	33,600
	California Statewide Communities
	Development Authority Revenue (Kaiser
	Permanente) VRDO	0.890%	12/7/17	8,550	8,550
	California Statewide Communities
	Development Authority Revenue (Kaiser
	Permanente) VRDO	0.920%	12/7/17	21,500	21,500
	California Statewide Communities
	Development Authority Revenue (Kaiser
	Permanente) VRDO	0.920%	12/7/17	2,100	2,100
	California Statewide Communities
	Development Authority Revenue (Kaiser
	Permanente) VRDO	0.950%	12/7/17	24,600	24,600
1	California Statewide Communities
	Development Authority Revenue (St. Joseph
	Health System) TOB VRDO	1.020%	12/7/17 (Prere.)	57,233	57,233
1	California Statewide Communities
	Development Authority Revenue (Sutter
	Health) TOB VRDO	0.980%	12/7/17	6,270	6,270
1	California Statewide Communities
	Development Authority Revenue (Sutter
	Health) TOB VRDO	1.000%	12/7/17 (Prere.)	8,740	8,740
1	California Statewide Communities
	Development Authority Revenue (Trinity
	Health) TOB VRDO	0.980%	12/7/17	2,175	2,175
	Calleguas-Las Virgenes CA Public Financing
	Authority Revenue (Municipal Water District
	Project) VRDO	0.930%	12/7/17 LOC	4,555	4,555
	Chula Vista CA Multifamily Housing Revenue
	(Teresina Apartments) VRDO	0.980%	12/7/17 LOC	27,940	27,940
	Contra Costa CA Municipal Water District
	Revenue (Extendible) CP	0.980%	6/30/18	16,000	16,000
	Contra Costa County CA Multifamily Housing
	Revenue (Park Regency) VRDO	0.980%	12/7/17 LOC	30,000	30,000
[1,2]	Culver City CA Unified School District GO
	TOB PUT	1.000%	12/7/17	4,440	4,440
1	Cupertino CA Union School District GO TOB
	VRDO	0.990%	12/7/17	8,870	8,870
1	Desert CA Community College District GO
	TOB VRDO	0.990%	12/7/17	6,000	6,000
1	Desert CA Community College District GO
	TOB VRDO	1.000%	12/7/17	9,295	9,295
1	Dublin CA Unified School District GO PUT	1.000%	12/7/17	12,000	12,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.840%	12/4/17	10,000	10,000

California Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.840%	12/5/17	12,000	12,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.840%	12/5/17	7,800	7,800
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.920%	12/5/17	10,830	10,830
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.930%	12/5/17	10,000	10,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.940%	1/4/18	9,950	9,950
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.950%	1/4/18	20,000	20,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.960%	2/5/18	9,950	9,950
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.960%	2/6/18	8,000	8,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	0.990%	2/6/18	20,200	20,200
1	East Bay CA Municipal Utility District Water
	System Revenue TOB VRDO	0.990%	12/7/17 (Prere.)	9,260	9,260
1	Eastern California Municipal Water District
	Financing Authority Water & Wastewater
	Revenue TOB VRDO	0.980%	12/7/17	5,000	5,000
1	Eastern California Municipal Water District
	Water & Sewer COP TOB VRDO	0.980%	12/7/17 (Prere.)	1,595	1,595
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	0.880%	12/7/17	18,700	18,700
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	0.940%	12/7/17	7,000	7,000
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	0.940%	12/7/17 LOC	5,000	5,000
[1,2]	Elk Grove CA Unified School District GO
	TOB PUT	1.000%	12/7/17	3,200	3,200
1	Elk Grove CA Unified School District GO
	TOB VRDO	0.990%	12/7/17	4,660	4,660
	Elsinore Valley CA Municipal Water District
	COP VRDO	0.940%	12/7/17 LOC	4,400	4,400
	Escondido CA Community Development
	Multifamily Revenue (Heritage Park
	Apartments) VRDO	0.980%	12/7/17 LOC	4,250	4,250
1	Hartnell CA Community College GO TOB
	VRDO	1.000%	12/7/17	2,500	2,500
1	Hayward CA Area Recreation & Park District
	GO TOB VRDO	0.990%	12/7/17	5,000	5,000
[1,2]	Huntington Beach CA City School District GO
	TOB PUT	1.000%	12/7/17	3,035	3,035
	Irvine CA Assessment District No. 97-16
	Improvement Revenue VRDO	0.890%	12/1/17 LOC	6,700	6,700
	Irvine CA Assessment District No. 97-17
	Improvement Revenue VRDO	0.890%	12/1/17 LOC	8,264	8,264
	Irvine CA Public Facilities & Infrastructure
	Authority Assessment Revenue VRDO	0.890%	12/1/17 LOC	12,978	12,978
	Irvine CA Public Facilities & Infrastructure
	Authority Assessment Revenue VRDO	0.890%	12/1/17 LOC	316	316

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
2 Irvine CA Ranch Water District Revenue PUT	1.040%	3/7/18	8,070	8,070
2 Irvine CA Ranch Water District Revenue PUT	1.040%	3/7/18	9,700	9,700
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.890%	12/1/17 LOC	23,394	23,394
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.890%	12/1/17 LOC	30,324	30,324
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.830%	12/1/17 LOC	3,242	3,242
1 Irvine Ranch CA Water District Revenue
TOB VRDO	0.990%	12/7/17	4,160	4,160
Livermore CA Redevelopment Agency
Multi-Family Housing Revenue (Livermore
Independent Senior Apartments) VRDO	0.960%	12/7/17 LOC	13,040	13,040
Livermore CA Redevelopment Agency
Multi-Family Housing Revenue (Richards
Manor) VRDO	0.980%	12/7/17 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	0.990%	12/7/17	4,000	4,000
1 Long Beach CA Unified School District GO
TOB VRDO	0.990%	12/7/17	2,500	2,500
1 Long Beach CA Unified School District GO
TOB VRDO	0.990%	12/7/17	21,060	21,060
Los Angeles CA Community College District
GO	2.000%	8/1/18	50,000	50,314
Los Angeles CA Community College District
GO	2.000%	8/1/18	45,195	45,479
1 Los Angeles CA Community College District
GO TOB VRDO	0.990%	12/7/17 (Prere.)	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	1.010%	12/7/17 LOC	78,900	78,900
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.980%	12/7/17	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.980%	12/7/17	3,700	3,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.990%	12/7/17	4,700	4,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.990%	12/7/17	4,660	4,660
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.000%	12/7/17	2,500	2,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.020%	12/7/17	1,470	1,470
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.020%	12/7/17	2,600	2,600
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.020%	12/7/17	2,360	2,360
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.030%	12/7/17	7,545	7,545
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.030%	12/7/17	6,665	6,665
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.030%	12/7/17	5,020	5,020

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.050%	12/7/17	7,980	7,980
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.050%	12/7/17	18,885	18,885
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.980%	12/7/17	4,000	4,000
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.980%	12/7/17	12,675	12,675
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.980%	12/7/17	10,835	10,835
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.980%	12/7/17	1,150	1,150
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.980%	12/7/17	6,200	6,200
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.990%	12/7/17	3,300	3,300
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.000%	12/7/17	4,000	4,000
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.000%	12/7/17	10,900	10,900
Los Angeles CA Department of Water &
Power Revenue VRDO	0.850%	12/1/17	10,100	10,100
Los Angeles CA Department of Water &
Power Revenue VRDO	0.880%	12/7/17	50	50
1 Los Angeles CA Department of Water and
Power Revenue TOB VRDO	0.980%	12/7/17	7,500	7,500
Los Angeles CA GO	5.000%	6/28/18	43,905	44,920
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.980%	12/7/17 (Prere.)	8,150	8,150
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	1.050%	12/7/17	2,220	2,220
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	1.030%	12/7/17 LOC	6,050	6,050
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	1.040%	12/7/17 LOC	23,600	23,600
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.990%	1/11/18 LOC	3,000	3,000
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP A4	0.870%	12/14/17 LOC	3,500	3,500
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP A4	0.990%	1/11/18 LOC	7,000	7,000
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP A4	0.920%	1/16/18 LOC	5,500	5,500
1 Los Angeles CA Unified School District GO
TOB VRDO	0.980%	12/7/17	10,000	10,000
1 Los Angeles CA Unified School District GO
TOB VRDO	0.980%	12/7/17	6,665	6,665
Los Angeles County CA Capital Asset Leasing
Corp. Revenue CP	0.860%	12/5/17 LOC	8,290	8,290
Los Angeles County CA Capital Asset Leasing
Corp. Revenue CP	0.900%	12/5/17 LOC	1,470	1,470
Los Angeles County CA Capital Asset Leasing
Corp. Revenue CP	0.940%	12/5/17 LOC	3,530	3,530

California Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Los Angeles County CA Multifamily Housing
	Revenue (Valencia Village Project) VRDO	0.970%	12/7/17 LOC	20,650	20,650
	Los Angeles County CA TRAN	5.000%	6/29/18	9,000	9,211
1	Los Angeles County CA Unified School District
	GO TOB VRDO	0.980%	12/7/17	4,955	4,955
	Los Angeles Metro Trans Tax Revenue CP	0.950%	1/17/18 LOC	3,967	3,967
1	Madera CA Unified School District GO TOB
	VRDO	0.990%	12/7/17	6,400	6,400
	Manteca CA Redevelopment Agency Tax
	Allocation Revenue VRDO	0.900%	12/1/17 LOC	33,140	33,140
1	Marin CA Healthcare District GO TOB VRDO	0.980%	12/7/17	16,000	16,000
1	Marin CA Water District Financing Authority
	Revenue TOB VRDO	0.990%	12/7/17	6,105	6,105
	Metropolitan Water District of Southern
	California Revenue VRDO	0.900%	12/7/17	36,300	36,300
	Metropolitan Water District of Southern
	California Revenue VRDO	0.920%	12/7/17	34,645	34,645
	Metropolitan Water District of Southern
	California Revenue VRDO	0.920%	12/7/17	8,965	8,965
	Modesto CA Multifamily Housing Revenue
	(Westdale Commons Apartments) VRDO	0.940%	12/7/17 LOC	3,700	3,700
	Modesto CA Water Revenue VRDO	1.010%	12/7/17 LOC	9,760	9,760
1	Morgan Hill CA Unified School District GO
	TOB VRDO	1.000%	12/7/17	5,110	5,110
1	Mountain View-Whisman CA School District
	GO TOB VRDO	0.990%	12/7/17	4,800	4,800
[1,2]	Newhall CA School District GO TOB PUT	1.120%	12/28/17	3,400	3,400
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.050%	12/7/17 LOC	40,000	40,000
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.050%	12/7/17 LOC	16,200	16,200
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.050%	12/7/17 LOC	55,500	55,500
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.120%	12/7/17 LOC	9,000	9,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.120%	12/7/17 LOC	1,000	1,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.120%	12/7/17 LOC	34,000	34,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.120%	12/7/17 LOC	13,600	13,600
[1,2]	Oakland CA GO TOB PUT	1.000%	12/7/17	2,500	2,500
	Oceanside CA Multifamily Housing Revenue
	(Shadow Way Apartments Project) VRDO	1.000%	12/7/17 LOC	7,425	7,425
	Orange County CA Apartment Development
	Revenue VRDO	0.980%	12/7/17 LOC	9,550	9,550
1	Palomar CA Community College District GO
	TOB VRDO	0.990%	12/7/17	6,400	6,400
	Pasadena CA COP VRDO	0.930%	12/7/17 LOC	7,300	7,300
1	Regents of the University of California Revenue
	TOB VRDO	0.980%	12/7/17	5,125	5,125
1	Regents of the University of California Revenue
	TOB VRDO	0.990%	12/7/17 (Prere.)	25,293	25,293

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Regents of the University of California Revenue
TOB VRDO	1.000%	12/7/17	4,109	4,109
Riverside CA COP VRDO	0.930%	12/7/17 LOC	31,900	31,900
1 Riverside CA Electric Revenue TOB VRDO	0.990%	12/7/17	9,700	9,700
Riverside County CA Teeter Revenue	3.000%	10/25/18	13,000	13,238
1 Sacramento CA Area Flood Control Agency
Special Assessment Revenue TOB VRDO	0.980%	12/7/17	10,000	10,000
1 Sacramento CA Area Flood Control Agency
Special Assessment Revenue TOB VRDO	0.980%	12/7/17	6,000	6,000
Sacramento CA Housing Auth Multifamily
Housing Rev Series AMT VRDO	1.020%	12/7/17 LOC	14,270	14,270
Sacramento CA Municipal Utility District
Revenue CP	0.840%	12/5/17 LOC	35,000	35,000
Sacramento CA Municipal Utility District
Revenue CP	0.940%	12/6/17 LOC	13,000	13,000
Sacramento CA Municipal Utility District
Revenue CP	0.960%	1/17/18 LOC	25,000	25,000
Sacramento CA Municipal Utility District
Revenue CP	0.980%	2/5/18 LOC	15,000	15,000
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.920%	12/7/17	86,100	86,100
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.980%	12/7/17 LOC	9,700	9,700
Sacramento County CA Sanitation Districts
Financing Authority Revenue VRDO	0.910%	12/7/17 LOC	17,670	17,670
1 San Bernardino CA Community College District
GO TOB VRDO	1.000%	12/7/17	4,620	4,620
1 San Bernardino County CA Transportation
Authority Revenue TOB VRDO	0.980%	12/7/17	12,100	12,100
1 San Diego CA Community College District
GO TOB VRDO	0.990%	12/7/17 (Prere.)	5,710	5,710
1 San Diego CA Community College District
GO TOB VRDO	1.020%	12/7/17 (Prere.)	3,490	3,490
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	1.020%	12/7/17 LOC	9,690	9,690
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	1.000%	12/7/17 (Prere.)	4,210	4,210
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.980%	12/7/17 (Prere.)	3,800	3,800
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.950%	12/7/17	43,100	43,100
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	0.980%	12/7/17	4,445	4,445
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.910%	12/7/17	1,600	1,600
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.930%	12/7/17	59,230	59,230
San Diego County CA Water Authority
Revenue (Extendible) CP	0.870%	6/2/18	17,500	17,500
San Diego County CA Water Authority
Revenue (Extendible) CP	0.920%	7/30/18	12,500	12,500
1 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.980%	12/7/17 (Prere.)	10,100	10,100

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego County CA Water Authority
Revenue CP	0.920%	12/4/17	15,000	15,000
San Diego County CA Water Authority
Revenue CP	1.040%	2/7/18	5,000	5,000
San Diego Public Facilities CP	0.950%	12/5/17 LOC	2,000	2,000
San Diego Public Facilities CP	0.940%	2/6/18 LOC	5,449	5,449
San Diego Public Facilities CP	1.030%	4/5/18 LOC	20,128	20,128
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.980%	12/7/17	3,750	3,750
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.910%	12/7/17 LOC	9,815	9,815
1 San Francisco CA City & County GO TOB
VRDO	0.980%	12/7/17	11,450	11,450
San Francisco CA City & County International
Airport Revenue CP	1.000%	3/7/18 LOC	12,500	12,500
San Francisco CA City & County International
Airport Revenue VRDO	0.930%	12/7/17 LOC	17,600	17,600
San Francisco CA City & County Lease
Revenue CP	0.940%	12/4/17	3,960	3,960
San Francisco CA City & County Multifamily
Housing Revenue (1601 Mariposa
Apartments) VRDO	0.940%	12/7/17 LOC	15,000	15,000
San Francisco CA City & County Public
Utilities Commission Sewer Revenue CP	0.930%	12/6/17	10,244	10,244
San Francisco CA City & County Public
Utilities Commission Sewer Revenue CP	0.940%	12/6/17	10,144	10,144
San Francisco CA City & County Public
Utilities Commission Sewer Revenue CP	0.920%	12/14/17	10,028	10,028
San Francisco CA City & County Public
Utilities Commission Sewer Revenue CP	0.940%	12/14/17	7,543	7,543
San Francisco CA City & County Public
Utilities Commission Sewer Revenue CP	0.940%	12/14/17	10,129	10,129
1 San Francisco CA City & County Public
Utilities Commission Water Revenue
TOB VRDO	0.980%	12/7/17 (Prere.)	47,850	47,850
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.980%	12/7/17 LOC	47,850	47,850
San Francisco CA Public Utilities Commission
CP	0.950%	12/6/17 LOC	5,530	5,530
1 San Joaquin Delta CA Community College
District GO TOB VRDO	1.070%	12/7/17	4,835	4,835
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	1.020%	12/7/17 LOC	15,000	15,000
1 San Jose CA Unified School District Santa
Clara County GO TOB VRDO	0.990%	12/7/17	6,000	6,000
1 San Jose CA Unified School District Santa
Clara County GO TOB VRDO	1.090%	12/7/17	7,310	7,310
1 San Luis Obispo County CA Financing
Authority Revenue (Nacimiento Water
Project) TOB VRDO	1.000%	12/7/17 (13)	1,185	1,185
Santa Clara CA Electric Revenue VRDO	0.940%	12/7/17 LOC	14,350	14,350

California Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Santa Clara County CA Financing Authority
	Lease Revenue (Multiple Facilities Projects)	0.910%	12/7/17 LOC	17,020	17,020
1	Santa Clara County CA Financing Authority
	Lease Revenue (Multiple Facilities Projects)
	TOB VRDO	1.010%	12/7/17 (Prere.)	7,500	7,500
	Santa Clara Valley CA Transportation Authority
	Sales Tax Revenue VRDO	0.950%	12/7/17	15,200	15,200
1	Santa Monica CA Community College District
	GO TOB VRDO	0.990%	12/7/17	1,200	1,200
1	Solano County CA Community College District
	GO TOB VRDO	0.990%	12/7/17	3,000	3,000
	Turlock CA Irrigation District Revenue CP	0.890%	1/10/18 LOC	4,443	4,443
	Turlock CA Irrigation District Revenue CP	0.990%	3/8/18 LOC	22,000	22,000
	University of California Regents CP	0.870%	12/5/17	17,500	17,500
	University of California Regents CP	0.950%	12/7/17	15,000	15,000
	University of California Regents CP	0.900%	1/17/18	10,000	10,000
	University of California Regents CP	0.970%	2/5/18	10,000	10,000
1	University of California Revenue TOB VRDO	0.980%	12/7/17	2,675	2,675
1	University of California Revenue TOB VRDO	0.980%	12/7/17	5,000	5,000
1	University of California Revenue TOB VRDO	0.980%	12/7/17	3,040	3,040
	University of California Revenue VRDO	0.930%	12/7/17	90,150	90,150
	University of California Revenue VRDO	0.930%	12/7/17	30,225	30,225
	University of California Revenue VRDO	0.960%	12/7/17	31,200	31,200
Total Tax-Exempt Municipal Bonds (Cost $4,036,945)					4,036,945

					Amount
					($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard					244
Receivables for Investment Securities Sold					8,350
Receivables for Accrued Income					5,867
Receivables for Capital Shares Issued					24,258
Other Assets					6,810
Total Other Assets					45,529
Liabilities
Payables for Investment Securities Purchased					(35,000)
Payables for Capital Shares Redeemed					(4,405)
Payables for Distributions					(144)
Payables to Vanguard					(299)
Other Liabilities					(33)
Total Liabilities					(39,881)
Net Assets (100%)
Applicable to 4,041,953,251 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					4,042,593
Net Asset Value Per Share					$1.00

California Municipal Money Market Fund

At November 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	4,042,590
Undistributed Net Investment Income	3
Accumulated Net Realized Gains	—
Net Assets	4,042,593

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $997,825,000, representing 24.7% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
A Key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Municipal Money Market Fund

Statement of Operations

Year Ended
November30,2017
($000)
Investment Income
Income
Interest	30,523
Total Income	30,523
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,031
Management and Administrative	4,112
Marketing and Distribution	807
Custodian Fees	39
Auditing Fees	30
Shareholders’ Reports and Proxy	73
Trustees’ Fees and Expenses	3
Total Expenses	6,095
Net Investment Income	24,428
Realized Net Gain (Loss) on Investment Securities Sold	11
Net Increase (Decrease) in Net Assets Resulting from Operations	24,439

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,428	8,193
Realized Net Gain (Loss)	11	(6)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,439	8,187
Distributions
Net Investment Income	(24,427)	(8,191)
Realized Capital Gain	—	—
Total Distributions	(24,427)	(8,191)
Capital Share Transactions (at $1.00 per share)
Issued	2,470,709	2,330,153
Issued in Lieu of Cash Distributions	22,934	7,719
Redeemed	(1,956,129)	(2,223,425)
Net Increase (Decrease) from Capital Share Transactions	537,514	114,447
Total Increase (Decrease)	537,526	114,443
Net Assets
Beginning of Period	3,505,067	3,390,624
End of Period[1]	4,042,593	3,505,067

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,000 and $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 006[1]	.002	.0001	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.006	.002	.0001	.0001	.0001
Distributions
Dividends from Net Investment Income	(.006)	(.002)	(.0001)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.006)	(.002)	(.0001)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.64%	0.25%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,043	$3,505	$3,391	$3,586	$3,872
Ratio of Expenses to Average Net Assets	0.16%	0.13%[3]	0.06%[3]	0.07%[3]	0.11%[3]
Ratio of Net Investment Income to
Average Net Assets	0.64%	0.25%	0.01%	0.01%	0.01%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expenses reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014,
and 0.16% for 2013. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Notes to Financial Statements

Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund changed its name from Vanguard California Tax-Exempt Money Market Fund to Vanguard California Municipal Money Market Fund in March 2017.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2017, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

California Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2017, the fund had contributed to Vanguard capital in the amount of $244,000, representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the year ended November 30, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At November 30, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2017, such purchases and sales were $540,865,000 and $566,436,000, respectively.

E. Management has determined that no material events or transactions occurred subsequent to November 30, 2017, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VCAIX	VCADX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	1.79%	1.89%

Financial Attributes

		Bloomberg
		Barclays Bloomberg
		Muni	Barclays
		CA IT	Municipal
	Fund	Bond Index	Bond Index
Number of Bonds	3,336	1,714	50,546
Yield to Maturity
(before expenses)	2.1%	2.0%	2.5%
Average Coupon	4.4%	4.7%	4.7%
Average Duration	5.6 years	5.1 years	5.9 years
Average Stated
Maturity	9.1 years	7.5 years	13.0 years
Short-Term
Reserves	2.9%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays Muni	Barclays
	CA IT	Municipal
	Bond Index	Bond Index
R-Squared	0.96	0.99
Beta	0.98	0.97

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	5.6%
1 - 3 Years	13.0
3 - 5 Years	10.0
5 - 10 Years	23.5
10 - 20 Years	47.4
20 - 30 Years	0.5

Distribution by Credit Quality (% of portfolio)

AAA	7.9%
AA	70.5
A	14.0
BBB	6.0
BB	0.1
B	0.1
Not Rated	1.4

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or
Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.
For more information about these ratings, see the Glossary entry for
Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2017, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2007, Through November 30, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
California Intermediate-Term
Tax-Exempt Fund Investor Shares	5.12%	2.50%	4.04%	$14,866
Bloomberg Barclays Municipal
California Intermediate Bond Index	4.47	2.18	4.41	15,400
California Intermediate Municipal Debt
Funds Average	4.40	1.68	3.25	13,774
Bloomberg Barclays Municipal Bond
Index	5.58	2.55	4.38	15,347

California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
California Intermediate-Term Tax-Exempt
Fund Admiral Shares	5.22%	2.59%	4.13%	$74,949
Bloomberg Barclays Municipal California
Intermediate Bond Index	4.47	2.18	4.41	76,999
Bloomberg Barclays Municipal Bond Index	5.58	2.55	4.38	76,734

See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2007, Through November 30, 2017
				Bloomberg
				Barclays Muni
				CA IT
			Investor Shares	Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	3.79%	-6.50%	-2.71%	1.84%
2009	4.19	6.37	10.56	9.03
2010	3.79	0.64	4.43	6.89
2011	3.88	2.29	6.17	6.79
2012	3.52	6.62	10.14	9.08
2013	3.12	-5.03	-1.91	-1.15
2014	3.23	4.06	7.29	6.12
2015	2.85	0.08	2.93	2.85
2016	2.52	-3.14	-0.62	-1.16
2017	2.67	2.45	5.12	4.47

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/4/1994	0.81%	3.03%	3.39%	0.81%	4.20%
Admiral Shares	11/12/2001	0.91	3.12	3.47	0.81	4.28

California Intermediate-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
California (100.3%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	700	798
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,353
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,076
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,152
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,526
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	920
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	631
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,130
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,418
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,218
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,117
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,121
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,074
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,063
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,780

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	1,004
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,120	20,893
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,135
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,133
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	2,009
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	307
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	350	399
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	370	430
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	395	466
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	505	590
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	675	791
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,331
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	985	1,134
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,612
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	495	567
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	520	597
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/27 (15)	750	881
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,170
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/30 (15)	1,680	1,948

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,893
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,444
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/33 (15)	2,375	2,705
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)(ETM)	230	228
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)	90	88
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)(ETM)	13,240	12,867
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	1,050	1,004
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	13,780	13,147
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	285	265
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/21	1,485	1,627
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,510	6,050
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	6,185	7,179
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,200	2,527
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/23	1,195	1,331
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,531
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/24	1,435	1,695
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/25	2,610	3,108
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,240	19,443
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	5,614
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	13,425	15,369
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	15,750	17,966
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	13,395	15,235
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	8,044
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,634
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,298
Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,332

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/22 (15)	500	573
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/23 (15)	800	937
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/24 (15)	1,000	1,194
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/25 (15)	1,275	1,547
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/26 (15)	1,180	1,396
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/32 (15)	2,745	3,161
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,507
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,457
Anaheim CA City School District GO	0.000%	8/1/27 (14)	8,075	6,091
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/31	4,225	4,727
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/32	2,605	2,914
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/33	4,500	5,032
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/34	7,500	8,371
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/36	1,955	2,174
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/31	300	336
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/32	300	336
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/33	765	856
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/34	1,000	1,118
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/35	505	564
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/36	500	558
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,225
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	12,000	12,746
Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,365
Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,944
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,618
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	75	78
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	11,355	11,919

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	5,000	5,836
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	8,100	9,455
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	7,645	8,924
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,275	7,129
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,010	5,679
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/29	10,000	11,170
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,100	8,041
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	13,000	14,396
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	18,891
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,000	4,236
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	1,960	2,155
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,125	18,219
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/34	25,320	27,408
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	22,770	24,513
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	33,750	36,164
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/38	8,745	9,334
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	4,500	4,513
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	11,000	10,879
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	25,024
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.670%	4/1/21	20,500	20,690
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	34,000	34,130
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.870%	5/1/23	4,350	4,424
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.870%	5/1/23	19,000	19,325
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	19,645	19,540
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.070%	4/1/24	6,100	6,256
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	9,000	8,954
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	11,250	11,682

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,158
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	5,923
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	3,065	2,017
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/24 (4)	1,000	1,180
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/25 (4)	1,445	1,714
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/26 (4)	2,000	2,345
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/27 (4)	2,375	2,765
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/29 (4)	1,240	1,427
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/30 (4)	750	861
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/32 (4)	3,790	3,839
Brentwood CA Infrastructure Financing
Authority Water Revenue	5.000%	7/1/23	400	469
Brentwood CA Infrastructure Financing
Authority Water Revenue	5.000%	7/1/24	500	598
Brentwood CA Infrastructure Financing
Authority Water Revenue	5.000%	7/1/25	500	592
Brentwood CA Infrastructure Financing
Authority Water Revenue	4.000%	7/1/30	1,700	1,815
Brentwood CA Infrastructure Financing
Authority Water Revenue	4.000%	7/1/31	1,980	2,108
Brentwood CA Infrastructure Financing
Authority Water Revenue	4.000%	7/1/32	2,085	2,203
Brentwood CA Infrastructure Financing
Authority Water Revenue	4.000%	7/1/33	2,165	2,276
Brentwood CA Infrastructure Financing
Authority Water Revenue	4.000%	7/1/34	2,210	2,313
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/20 (15)	1,610	1,771
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,340	1,512
Burbank CA Unified School District GO	0.000%	8/1/32	3,655	3,130
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/21	1,300	1,444
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	9,070	9,228
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,131
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	2,400	2,762
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,490

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Department of Department of
Veterans Affairs Home Purchase Revenue	3.500%	12/1/45	4,765	5,008
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	1,000	1,016
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	1,810	1,838
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	10,485	10,648
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	11,415	11,593
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	4,190	4,255
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,275
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	20,553
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	24,400	26,400
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	43,320	46,871
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,353
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,715	7,262
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,232
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	15,150	16,857
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,940	2,099
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	31,750	36,211
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,135	4,473
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	4,905	4,997
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	8,280	8,435
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/19	6,020	6,312
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,340	4,635
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,960	8,510

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/20	4,000	4,284
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20 (ETM)	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,220	1,342
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	25	28
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	33
1 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,455	3,825
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	2,905	3,216
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,355	3,714
1 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,850	2,048
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	2,720	3,075
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,910	4,420
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (ETM)	1,045	1,177
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	4,600	5,193
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	2,410	2,721
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,320	3,740
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,500	3,942
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (ETM)	1,105	1,274

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (Prere.)	505	582
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	4,895	5,655
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	55	65
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	30	36
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	5	6
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	95	97
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	285	290
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	1,995	2,388
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	4,050	4,833
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	840	896
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	970	1,074
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	30	34
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	1,120	1,239
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	30	34
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	7,750	8,869
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	1,155	1,278
3 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	0.970%	12/7/17 (Prere.)	3,985	3,985

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Economic Recovery GO	5.000%	7/1/19 (ETM)	32,330	34,105
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	43,745	46,147
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	28,845	30,541
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	16,540	17,512
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/19	1,085	1,116
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/20	1,040	1,094
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/21	800	859
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/22	1,190	1,301
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/23	1,800	2,000
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/24	1,900	2,142
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/25	1,035	1,180
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/26	1,020	1,250
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/30	1,750	2,084
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/31	1,875	2,217
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/32	2,000	2,354
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/33	3,590	3,851
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/34	3,350	3,581
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	850
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,324
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	419
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,253
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/18	270	276
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/19	200	209
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/20	290	317
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/21	145	163
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/22	125	143
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/23	130	152
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/24	340	405
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/26	260	313

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/27	250	299
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/28	300	369
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/29	390	476
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/30	485	588
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	1,030	1,217
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	555	668
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,177
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,812
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	775	925
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,060
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	905	1,074
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	3,180	3,684
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	430	508
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	1,120	1,320
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/37	530	623
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/25	5,055	6,173
3 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	1.000%	12/7/17	11,242	11,242
3 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	1.000%	12/7/17	614	614
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/20	1,770	1,935
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,353
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,437
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,181
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/24	2,500	2,966
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,315	2,783
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/31	1,005	1,154
California GO	5.000%	12/1/17 (Prere.)	2,000	2,000
California GO	5.250%	2/1/18 (14)	8,000	8,051

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	6.000%	2/1/18 (2)	6,240	6,287
California GO	5.000%	3/1/18	1,850	1,867
California GO	5.125%	3/1/18 (Prere.)	2,100	2,120
California GO	5.000%	4/1/18 (Prere.)	24,285	24,587
California GO	5.000%	4/1/18 (Prere.)	27,480	27,822
California GO	5.125%	4/1/18 (Prere.)	2,350	2,380
California GO	5.125%	4/1/18 (Prere.)	4,200	4,254
California GO	5.500%	4/1/18	15,250	15,462
California GO	5.000%	8/1/18	1,065	1,091
California GO	5.000%	8/1/18	5	5
California GO	5.000%	8/1/18	12,000	12,295
California GO	5.000%	10/1/18	14,095	14,526
California GO	5.000%	10/1/18	20,000	20,612
California GO	5.000%	2/1/19	4,715	4,906
California GO	5.500%	4/1/19	11,245	11,834
California GO	5.000%	8/1/19	35,445	37,439
California GO	5.000%	8/1/19	12,695	13,409
California GO	4.000%	9/1/19	2,100	2,188
1 California GO	5.000%	9/1/19	5,000	5,294
California GO	5.000%	9/1/19	9,000	9,530
California GO	5.000%	10/1/19	21,000	22,290
California GO	2.000%	11/1/19	6,695	6,748
California GO	5.000%	2/1/20	2,950	3,163
California GO	5.250%	2/1/20	7,500	8,080
California GO	5.000%	3/1/20	19,535	20,996
California GO	5.000%	8/1/20	35	35
California GO	5.000%	9/1/20	17,445	19,015
California GO	5.000%	9/1/20	3,690	4,022
California GO	5.000%	9/1/20	6,000	6,540
California GO	5.000%	10/1/20	5,555	6,070
California GO	5.250%	10/1/20	4,500	4,793
California GO	5.000%	11/1/20	47,795	52,337
California GO	5.000%	2/1/21	2,000	2,205
California GO	5.000%	3/1/21	2,250	2,415
California GO	5.000%	4/1/21	2,240	2,481
California GO	5.500%	4/1/21	2,055	2,163
California GO	5.000%	9/1/21	1,310	1,466
California GO	5.000%	9/1/21	9,800	10,967
California GO	5.000%	9/1/21	13,700	15,332
California GO	5.000%	10/1/21	2,575	2,887
California GO	5.000%	11/1/21	2,820	3,168
California GO	5.000%	2/1/22	1,210	1,368
California GO	5.000%	2/1/22	8,155	9,217
California GO	5.000%	4/1/22	4,550	5,163
California GO	5.000%	9/1/22	10,000	11,453
California GO	5.000%	9/1/22	12,710	14,557
California GO	5.250%	9/1/22	17,425	20,154
California GO	5.000%	10/1/22	15,000	17,208
California GO	5.000%	11/1/22	31,890	36,647
California GO	5.000%	2/1/23	15,000	17,322
California GO	5.000%	2/1/23	15,890	17,932
California GO	5.000%	8/1/23	3,350	3,906
California GO	5.000%	8/1/23	11,055	12,891
California GO	5.000%	9/1/23	7,110	8,153

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/23	10,075	11,772
California GO	5.250%	9/1/23	2,525	2,855
California GO	5.000%	10/1/23	3,215	3,762
California GO	5.000%	10/1/23	12,510	14,639
California GO	5.000%	11/1/23	20,000	23,437
California GO	5.000%	2/1/24	11,070	12,725
California GO	5.000%	3/1/24	3,000	3,219
California GO	5.000%	8/1/24	1,000	1,187
California GO	5.000%	8/1/24	25	25
California GO	5.000%	9/1/24	1,000	1,189
California GO	5.000%	9/1/24	10,000	11,448
California GO	5.000%	10/1/24	8,725	10,387
California GO	5.000%	11/1/24	5,000	5,472
California GO	5.000%	12/1/24	15,775	18,522
California GO	5.000%	2/1/25	12,940	14,603
California GO	5.500%	2/1/25	21,045	25,887
California GO	5.000%	8/1/25	45	45
California GO	5.000%	9/1/25	2,110	2,462
California GO	5.000%	9/1/25	2,185	2,501
California GO	5.000%	9/1/25	4,000	4,828
California GO	5.000%	9/1/25	1,500	1,539
California GO	5.000%	10/1/25	13,865	16,016
California GO	5.000%	10/1/25	8,490	8,586
California GO	5.000%	11/1/25	1,500	1,642
California GO	5.000%	11/1/25	14,125	16,816
California GO	5.000%	3/1/26	5,000	5,365
California GO	5.000%	8/1/26	18,235	22,256
California GO	5.000%	8/1/26	20,155	24,599
California GO	5.000%	9/1/26	5,400	6,601
California GO	5.000%	9/1/26	2,500	2,564
California GO	5.000%	11/1/26	7,500	8,208
California GO	5.750%	4/1/27	31,455	33,180
California GO	3.500%	8/1/27	26,345	29,093
California GO	4.500%	8/1/27	95	95
California GO	5.000%	8/1/27	17,010	20,746
California GO	5.000%	9/1/27	5,500	5,640
California GO	5.000%	10/1/27	13,875	16,013
California GO	5.250%	10/1/27	5,000	5,653
California GO	5.000%	11/1/27	4,875	6,040
California GO	5.750%	4/1/28	30,000	31,641
California GO	5.000%	8/1/28	6,480	7,762
California GO	4.000%	9/1/28	7,000	7,855
California GO	5.000%	9/1/28	15,265	18,525
California GO	5.000%	9/1/28	17,500	17,943
California GO	5.250%	9/1/28	6,000	6,766
California GO	5.000%	11/1/28	12,250	15,104
California GO	5.250%	2/1/29	2,790	3,174
California GO	5.000%	8/1/29	4,000	4,829
California GO	5.000%	8/1/29	44,320	53,510
California GO	5.000%	9/1/29	6,000	6,712
California GO	5.000%	9/1/29	1,395	1,686
California GO	5.000%	9/1/29	6,100	7,370
California GO	5.000%	9/1/29	16,000	16,404
California GO	5.000%	10/1/29	10,245	10,359

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	11/1/29	20,735	25,361
California GO	4.500%	12/1/29	2,525	2,878
California GO	5.250%	3/1/30	20,000	21,536
California GO	5.000%	5/1/30	13,870	16,197
California GO	4.500%	8/1/30	40	40
California GO	5.000%	8/1/30	22,185	26,896
California GO	5.000%	8/1/30	6,520	7,838
California GO	5.000%	8/1/30	19,885	23,905
California GO	5.000%	9/1/30	10,000	11,168
California GO	5.000%	9/1/30	10,180	10,438
California GO	5.000%	9/1/30	9,100	10,805
California GO	5.250%	9/1/30	5,000	5,871
California GO	5.000%	10/1/30	5,800	6,828
California GO	4.000%	11/1/30	14,470	15,910
California GO	5.000%	11/1/30	8,740	10,630
California GO	5.000%	12/1/30	3,760	4,382
California GO	5.750%	4/1/31	37,030	39,147
California GO	5.000%	5/1/31	13,000	15,122
California GO	5.000%	8/1/31	18,000	21,545
California GO	5.000%	8/1/31	10,000	11,743
California GO	5.250%	8/1/31	5,755	6,963
California GO	5.000%	9/1/31	3,020	3,620
California GO	5.000%	9/1/31	7,000	7,815
California GO	5.000%	10/1/31	5,500	6,452
California GO	4.000%	11/1/31	15,000	16,425
California GO	5.000%	11/1/31	1,670	2,023
California GO	5.000%	12/1/31	6,000	6,978
California GO	5.000%	12/1/31	6,500	7,646
California GO	5.000%	2/1/32	2,540	2,862
California GO	5.000%	8/1/32	30,085	36,159
California GO	5.000%	8/1/32	5,000	5,920
California GO	5.250%	8/1/32	2,025	2,444
California GO	5.000%	9/1/32	15,000	17,915
California GO	5.000%	10/1/32	23,535	27,543
California GO	4.000%	11/1/32	12,110	13,206
California GO	5.000%	2/1/33	1,760	1,996
California GO	5.000%	2/1/33	1,750	1,970
California GO	5.000%	3/1/33	3,395	3,969
California GO	6.000%	3/1/33	12,000	13,186
1 California GO	6.500%	4/1/33	22,715	24,239
California GO	4.000%	8/1/33	15,000	16,291
California GO	5.000%	8/1/33	1,500	1,746
California GO	5.000%	9/1/33	25,075	29,839
California GO	5.000%	9/1/33	3,830	4,399
California GO	4.000%	11/1/33	12,500	13,575
California GO	5.000%	12/1/33	3,120	3,662
California GO	4.000%	8/1/34	18,000	19,477
California GO	5.000%	8/1/34	15,125	18,036
California GO	4.000%	9/1/34	26,055	28,211
California GO	4.000%	9/1/34	4,715	5,105
California GO	5.000%	9/1/34	10,620	12,592
California GO	5.000%	10/1/34	9,200	10,723
California GO	5.000%	8/1/35	10,000	11,709
California GO	5.000%	8/1/35	9,000	10,619

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	4.000%	9/1/35	3,365	3,627
California GO	5.000%	9/1/35	10,000	11,814
California GO	5.000%	9/1/35	9,850	11,637
California GO	5.000%	11/1/35	1,000	1,192
California GO	5.000%	11/1/35	3,810	4,542
California GO	5.000%	9/1/36	10,705	12,619
California GO	4.000%	11/1/36	7,000	7,521
California GO	5.000%	11/1/36	4,180	4,971
California GO	5.000%	11/1/37	9,000	10,677
2 California GO PUT	1.700%	12/3/18	1,000	1,003
California GO PUT	3.000%	12/1/19	52,000	53,069
California GO PUT	4.000%	12/1/21	21,905	23,536
California GO VRDO	0.920%	12/7/17 LOC	24,725	24,725
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/20	1,075	1,151
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/22	1,200	1,297
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/23	1,750	1,914
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/24	3,300	3,651
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/25	3,025	3,375
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,499
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/26	2,000	2,237
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,271
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/27	3,605	3,987
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/31	2,100	2,246
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/32	2,375	2,531
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	2,500	2,655
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	23,205	24,452
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/34	3,000	3,175
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/35	3,150	3,322
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	215	224
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19 (ETM)	1,000	1,054
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,260	4,557
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,090
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,189

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,010	8,823
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/23	1,555	1,714
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,400	5,536
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	21,158
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,281
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,058
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,130	2,326
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,241
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,980	8,511
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	8,805
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,760	2,108
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	14,000	14,910
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,957
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,552
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,363
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	4,000	4,467
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	2,890	3,203
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/32	350	408
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/33	620	719
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	4.000%	8/15/34	820	868
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/35	3,650	4,200
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/36	4,000	4,592
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/37	1,335	1,529
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County)	6.250%	11/1/29	5,000	5,477
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County)	5.000%	11/1/31	2,000	2,199
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	315

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	495
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	984
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	854
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	349
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	903
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	851
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	799
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,567
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,520	1,743
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,949
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,275	2,606
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	14,270
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	3,982
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	3.000%	2/1/19	1,235	1,256
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,797
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,250	1,506
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,482
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	1,350	1,615
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,151
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	2,500	2,972
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,525
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,760
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	2,966
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,733
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,015	3,514
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,390	2,701
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,510	2,916

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,532
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	3,500	4,055
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/36	3,000	3,467
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	33,085	41,158
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	25,000	26,599
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,000	5,746
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	40,000	45,808
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.990%	12/7/17	7,500	7,500
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.990%	12/7/17	5,500	5,500
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.020%	12/7/17 LOC	7,435	7,435
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) VRDO	0.960%	12/7/17	12,500	12,500
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	4.000%	8/15/19	500	521
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/21	850	953
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/21	505	565
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/22	560	643
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/22	350	401
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/23	300	351
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/30	1,655	1,978
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/31	1,300	1,550
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/32	1,780	2,108
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/33	1,610	1,898

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	4.000%	8/15/34	1,500	1,566
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	11/15/34	400	476
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	11/15/35	550	651
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	11/15/36	1,050	1,240
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	0.990%	12/7/17	6,750	6,750
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	1.000%	12/7/17	6,540	6,540
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	1.000%	12/7/17	4,000	4,000
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	1.000%	12/7/17	6,665	6,665
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	1.020%	12/7/17	7,705	7,705
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	1.020%	12/7/17	2,060	2,060
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	1,005
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	498
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	904
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,360
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,520	1,584
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,060
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,835	1,955
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,020	1,105
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,025	1,152
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,475
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,450	2,819
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,679

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,678
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/18	335	342
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	326
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	518
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	200
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	437
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	599
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	887
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	1,028
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	994
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	1,004
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,165
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,155
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,100
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,188
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,158
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,658
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,822
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,000	5,798
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,537
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/30	2,015	2,386

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/31	2,200	2,599
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/34	2,250	2,382
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/35	8,000	8,438
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	6,420	6,310
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	2.000%	10/1/25	18,000	17,501
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/20	500	540
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.500%	8/15/26	6,000	6,784
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	2,865	3,159
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,093
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	760	863
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	964
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,330
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,128
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,970	5,739
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	10,661
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	7,111
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,600
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,116
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,435
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,105
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/31	2,000	2,218
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/19	2,000	2,114
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,394
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,424

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	500	562
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,140	1,277
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	200	230
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	300	352
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	1,000	1,192
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	400	477
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	600	726
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	400	484
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,265
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	1,000	1,226
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	400	484
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	430	518
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,514
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	500	599
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	850	1,022
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,150	1,377
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,505	6,188
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,593
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,110	1,323
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,400	1,663
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	3,580	4,237
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	4,000	4,716
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	2,500	2,937
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	5,000	5,925
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,000	3,517
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,595	4,243
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	3,000	3,504

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,933
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/20	200	216
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/21	300	334
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/22	255	290
California Infrastructure & Economic
Development Bank Revenue	4.000%	10/1/22	1,000	1,107
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	1,400	1,614
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/23	250	290
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,800	2,120
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/24	600	706
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,175	1,410
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,300	1,560
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	1,500	1,830
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/26	760	918
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/26	1,500	1,857
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/27	1,775	2,125
California Infrastructure & Economic
Development Bank Revenue	4.000%	7/1/29	910	996
California Infrastructure & Economic
Development Bank Revenue (Academy
of Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/20	1,000	1,096
California Infrastructure & Economic
Development Bank Revenue (Academy
of Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/21	810	911
California Infrastructure & Economic
Development Bank Revenue (Academy
of Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/29	1,500	1,742
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,259
2 California Infrastructure & Economic
Development Bank Revenue (Index-
Museum Art Project) PUT	2.703%	8/1/18	6,000	6,009
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas
& Electric Co.) PUT	1.750%	6/1/22	4,000	3,944

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas
& Electric Co.) VRDO	0.880%	12/1/17 LOC	20,220	20,220
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas
& Electric Co.) VRDO	0.880%	12/1/17 LOC	18,180	18,180
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/26	840	1,016
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/27	825	990
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/28	555	660
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/29	1,000	1,181
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/31	1,760	1,904
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/32	1,095	1,274
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/34	715	761
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/35	750	797
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/28	1,030	1,242
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/29	740	884
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/30	1,080	1,284
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/31	1,225	1,449
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/32	1,140	1,342
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/33	1,110	1,301
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/34	2,850	3,326
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/18	500	507

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19	1,560	1,633
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/20	1,070	1,154
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21	1,000	1,107
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/22	1,500	1,697
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/23	1,150	1,329
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/24	1,300	1,526
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/25	1,365	1,621
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,430	1,706
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,190	1,419
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/27	1,500	1,800
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/30	1,500	1,772
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31	1,000	1,178
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/19 (Prere.)	16,610	17,346
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/19	635	662
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/20	865	919
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/21	900	966
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	1,130	1,257
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/22	690	747

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/22	325	369
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	459
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/24	1,025	1,186
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/26	1,130	1,327
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,110
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/31	600	692
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/37	1,000	1,024
California Municipal Finance Authority
Revenue (Anaheim Electric Utility
Distribution System)	5.000%	10/1/24	1,530	1,839
California Municipal Finance Authority
Revenue (Anaheim Electric Utility
Distribution System)	5.000%	10/1/26	5,360	6,498
2 California Municipal Finance Authority
Revenue (Anaheim Electric Utility
Distribution System) PUT	1.470%	4/2/18	6,000	6,001
California Municipal Finance Authority
Revenue (Anaheim Water System Project
Revenue)	4.000%	10/1/31	3,955	4,256
California Municipal Finance Authority
Revenue (Anaheim Water System Project
Revenue)	4.000%	10/1/32	4,220	4,521
California Municipal Finance Authority
Revenue (Anaheim Water System Project
Revenue)	4.000%	10/1/33	4,390	4,692
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/19	1,450	1,515
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/20	1,760	1,891
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/21	1,300	1,431
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/22	1,000	1,123
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/23	1,285	1,468
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/24	1,325	1,538
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/25	1,180	1,385

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/35	2,490	2,764
California Municipal Finance Authority
Revenue (Biola University)	4.000%	10/1/19	205	215
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/21	375	422
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/22	130	150
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/24	375	440
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/25	305	362
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/29	660	739
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/29	410	495
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/30	500	558
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/30	585	704
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/31	1,050	1,260
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/32	1,190	1,420
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/34	570	671
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/35	1,100	1,297
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/36	645	759
California Municipal Finance Authority
Revenue (Channing House Project)	5.000%	5/15/32	355	424
California Municipal Finance Authority
Revenue (Channing House Project)	5.000%	5/15/37	250	294
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/18	500	503
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/19	500	517
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/20	2,005	2,131
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/20	625	664
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/21	1,000	1,089
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/21	1,000	1,089

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/22	1,000	1,112
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/22	500	556
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/23	1,000	1,132
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/23	835	945
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/24	500	576
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/24	2,390	2,753
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/25	650	759
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/25	1,700	1,985
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/26	700	815
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/26	2,000	2,356
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/27	600	694
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/27	1,500	1,777
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/28	750	862
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/29	1,895	2,168
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/31	3,470	3,928
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/32	3,655	4,125
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/32	2,100	2,409
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/33	3,835	4,310

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/33	3,225	3,680
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/34	4,035	4,521
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/34	4,250	4,831
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/35	4,000	4,471
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/35	4,575	5,185
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/36	2,000	2,262
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/37	1,500	1,692
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/20 (ETM)	1,375	1,490
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.125%	7/1/20 (Prere.)	2,150	2,337
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/24	1,000	1,161
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/25	1,000	1,175
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/27	700	836
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/28	1,365	1,607
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/29	1,520	1,778
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/30	770	895
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/30	1,000	1,163
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,157
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,157
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/32	900	1,037
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,030	1,181
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,500	1,720
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/34	1,575	1,799
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/35	1,745	1,987

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/35	2,000	2,277
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,900	2,158
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,800	2,045
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/37	1,500	1,699
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/25	650	757
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/26	500	589
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/27	570	677
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/28	680	816
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/29	500	594
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/30	600	711
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/31	1,020	1,205
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/32	645	758
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/33	700	820
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/34	1,000	1,166
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/36	1,750	2,017
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/37	1,000	1,150
California Municipal Finance Authority
Revenue (Institute on Aging Project)	5.000%	8/15/26	630	766
California Municipal Finance Authority
Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,142
California Municipal Finance Authority
Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,715
California Municipal Finance Authority
Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,644
California Municipal Finance Authority
Revenue (Institute on Aging Project)	5.000%	8/15/35	975	1,143
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	4.000%	11/1/22	1,000	1,067
California Municipal Finance Authority
Revenue(NorthBay Healthcare Group)	4.000%	11/1/23	2,000	2,146
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,127
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,079
California Municipal Finance Authority
Revenue(NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,139
California Municipal Finance Authority
Revenue(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,150

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,150
California Municipal Finance Authority
Revenue(NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,160
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,160
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,000	1,166
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,500	1,734
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,724
California Municipal Finance Authority
Revenue(NorthBay Healthcare Group)	5.000%	11/1/28	3,500	4,094
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,463
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/30	1,450	1,651
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.250%	11/1/31	1,250	1,452
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.250%	11/1/36	4,000	4,532
California Municipal Finance Authority
Revenue(Retirement Housing Foundation
Obligated Group)	5.000%	11/15/24	300	357
California Municipal Finance Authority
Revenue (Retirement Housing Foundation
Obligated Group)	5.000%	11/15/25	400	479
California Municipal Finance Authority
Revenue (Retirement Housing Foundation
Obligated Group)	5.000%	11/15/26	475	572
California Municipal Finance Authority
Revenue (Retirement Housing Foundation
Obligated Group)	5.000%	11/15/27	650	786
California Municipal Finance Authority
Revenue (Retirement Housing Foundation
Obligated Group)	5.000%	11/15/28	450	546
California Municipal Finance Authority
Revenue (University of La Verne)	4.000%	6/1/18	250	253
California Municipal Finance Authority
Revenue (University of La Verne)	4.750%	6/1/18 (ETM)	2,325	2,366
California Municipal Finance Authority
Revenue (University of La Verne)	4.000%	6/1/19	400	414
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/19 (ETM)	2,375	2,499
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/20	300	324
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/21	350	388
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/22	250	283
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/23	600	694

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/24	350	411
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/25	1,000	1,188
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/35	1,270	1,396
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/31 (15)	1,455	1,704
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/36 (15)	1,805	2,078
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.870%	12/1/17 LOC	19,500	19,500
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/29	700	799
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/30	500	569
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/31	535	606
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/32	500	564
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/33	500	562
California Public Works Board Lease Revenue	5.000%	3/1/19	7,155	7,465
California Public Works Board Lease Revenue	5.000%	10/1/19	9,410	9,990
California Public Works Board Lease Revenue	5.000%	3/1/20	7,955	8,532
California Public Works Board Lease Revenue	5.000%	10/1/20	14,810	16,139
California Public Works Board Lease Revenue	5.000%	3/1/21	1,800	1,983
California Public Works Board Lease Revenue	5.000%	10/1/21	7,485	8,360
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,805
California Public Works Board Lease Revenue	5.000%	10/1/22	5,760	6,577
California Public Works Board Lease Revenue	5.000%	10/1/28	13,675	16,703
California Public Works Board Lease Revenue	5.000%	10/1/29	12,250	14,843
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	11,625	11,840
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	12,200	12,824
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/19	5,380	5,712
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,514
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	13,000	14,133
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	5,655	6,163
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,375	8,175
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	5,945	6,640
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,425	1,592
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	10,690

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	6,250	7,136
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,713
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	5,270	6,141
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,739
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,270	5,059
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,925	2,284
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,010	3,608
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	5,778
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,820
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,000	5,771
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,015	5,910
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,757
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,527
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	25,000	26,971
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	5,000	5,294
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	6,661
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,975	10,233
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	400	450
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,525	1,746
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	1,550	1,756
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,570	1,794
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,813
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,253
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,548
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,835
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,558
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,200	3,604

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,857
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	8,314
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,205
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	1,854
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/27	2,410	2,946
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/28	4,000	4,860
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/29	5,235	6,313
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/30	2,435	2,914
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/32	2,000	2,366
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/33	2,500	2,946
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/34	2,560	3,006
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,135
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/18	1,080	1,120
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/19 (Prere.)	5,000	5,349
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,000	10,674
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/20 (Prere.)	9,065	9,832
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,472
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	5,850	6,304
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,751
1 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	5,642
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,094
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	2,985
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,325
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,245
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,670	3,023
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,446
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,446

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,515	1,733
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,369
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,743
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,035	1,189
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,035	2,340
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,610	4,139
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	4,250	4,996
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	1,140	1,332
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/30	14,980	16,413
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/30	1,250	1,454
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,595	6,606
California Public Works Board Lease Revenue
Various Capital Projects)	5.000%	11/1/31	1,650	1,865
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,150	8,429
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/32	14,895	16,078
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/32	4,520	5,386
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	12,939
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,477
California State University Systemwide
Revenue	5.000%	5/1/18 (Prere.)	8,250	8,379
California State University Systemwide
Revenue	5.000%	5/1/18 (Prere.)	11,225	11,400
California State University Systemwide
Revenue	5.000%	5/1/18 (Prere.)	4,840	4,915
California State University Systemwide
Revenue	5.000%	5/1/18 (Prere.)	7,410	7,525
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	3,515	3,700
California State University Systemwide
Revenue	5.000%	11/1/19	2,300	2,450
California State University Systemwide
Revenue	5.000%	11/1/20	1,670	1,835
California State University Systemwide
Revenue	5.000%	11/1/22	1,500	1,733
California State University Systemwide
Revenue	5.000%	11/1/23	3,960	4,454
California State University Systemwide
Revenue	5.000%	11/1/24	2,915	3,275

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California State University Systemwide
Revenue	5.000%	11/1/24	4,505	5,421
California State University Systemwide
Revenue	5.000%	11/1/24	440	447
California State University Systemwide
Revenue	5.000%	11/1/25	1,085	1,328
California State University Systemwide
Revenue	5.000%	11/1/25	595	604
California State University Systemwide
Revenue	5.000%	11/1/26	2,050	2,515
California State University Systemwide
Revenue	5.000%	11/1/26	405	411
California State University Systemwide
Revenue	5.000%	11/1/27	5,740	6,428
California State University Systemwide
Revenue	5.000%	11/1/27	2,000	2,417
California State University Systemwide
Revenue	5.000%	11/1/27	160	162
California State University Systemwide
Revenue	5.000%	11/1/28	2,610	3,140
California State University Systemwide
Revenue	5.000%	11/1/28	5,000	5,914
California State University Systemwide
Revenue	4.000%	11/1/29	3,925	4,256
California State University Systemwide
Revenue	5.000%	11/1/30	2,920	3,480
California State University Systemwide
Revenue	5.000%	11/1/30	2,000	2,412
California State University Systemwide
Revenue	5.000%	11/1/30 (4)	250	254
California State University Systemwide
Revenue	4.000%	11/1/31	8,145	8,729
California State University Systemwide
Revenue	5.000%	11/1/31	8,900	10,458
California State University Systemwide
Revenue	5.000%	11/1/31	8,220	9,873
California State University Systemwide
Revenue	5.000%	11/1/31	10,080	11,957
California State University Systemwide
Revenue	5.000%	11/1/32	12,895	15,225
California State University Systemwide
Revenue	5.000%	11/1/32	5,000	5,980
California State University Systemwide
Revenue	5.000%	11/1/32	6,000	7,239
California State University Systemwide
Revenue	5.000%	11/1/33	5,775	6,787
California State University Systemwide
Revenue	5.000%	11/1/33	10,100	12,029
California State University Systemwide
Revenue	5.000%	11/1/33	6,335	7,608
California State University Systemwide
Revenue	4.000%	11/1/34	10,025	10,742
California State University Systemwide
Revenue	5.000%	11/1/34	5,000	5,813

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California State University Systemwide
Revenue	5.000%	11/1/34	5,000	5,982
California State University Systemwide
Revenue	4.000%	11/1/35	8,875	9,476
California State University Systemwide
Revenue	5.000%	11/1/35	13,205	15,447
California State University Systemwide
Revenue	5.000%	11/1/35	8,000	9,534
California State University Systemwide
Revenue	5.000%	11/1/35	6,775	7,848
California State University Systemwide
Revenue	5.000%	11/1/36	3,000	3,526
California State University Systemwide
Revenue	5.000%	11/1/37	3,640	4,315
California State University Systemwide
Revenue PUT	4.000%	11/1/21	23,465	25,277
California State University Systemwide
Revenue PUT	4.000%	11/1/23	19,435	21,512
California Statewide Communities
Development Authority Pollution Control
Revenue (Southern California Edison Co.) PUT	1.375%	4/2/18	2,500	2,501
California Statewide Communities
Development Authority Pollution Control
Revenue (Southern California Edison Co.) PUT	2.625%	12/1/23	10,500	10,631
California Statewide Communities
Development Authority Revenue
(899 Charleston Project)	5.000%	11/1/19	375	389
California Statewide Communities
Development Authority Revenue
(899 Charleston Project)	5.000%	11/1/24	1,000	1,086
California Statewide Communities
Development Authority Revenue
(899 Charleston Project)	5.000%	11/1/29	1,650	1,774
California Statewide Communities
Development Authority Revenue
(899 Charleston Project)	5.000%	11/1/34	3,700	3,921
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	3.000%	3/1/18	450	452
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	4.000%	3/1/19	500	515
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	4.000%	3/1/20	750	786
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/22	1,500	1,686
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/23	1,500	1,719
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/24	1,060	1,238

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/25	765	907
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/26	1,500	1,802
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/32	5,000	5,774
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	4.000%	11/1/21	215	226
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	5.000%	11/1/22	225	248
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	5.000%	11/1/23	235	262
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	3.000%	11/1/24	245	245
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	3.000%	11/1/25	260	260
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	3.125%	11/1/26	265	266
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	5.000%	11/1/27	270	313
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/18	275	284
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/19 (4)	250	267
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/20 (4)	210	230
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/21 (4)	200	225
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/22 (4)	200	230
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/23 (4)	400	469
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/24 (4)	500	597
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/27 (4)	1,660	1,938

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/28 (4)	900	1,045
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/34 (4)	2,500	2,860
California Statewide Communities
Development Authority Revenue
(Citrus Valley Health Partners)	3.229%	4/1/28 (14)	7,000	6,986
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	4.000%	11/1/18	245	251
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	4.000%	11/1/19	375	391
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/20	100	109
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	4.000%	11/1/21	345	372
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/22	375	429
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/23	275	321
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/24	300	355
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/25	355	417
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/26	325	381
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/27	750	873
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/28	1,310	1,518
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/29	700	807
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/30	1,010	1,157
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.250%	11/1/30	11,500	12,493
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/31	1,000	1,142

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/32	1,690	1,925
California Statewide Communities
Development Authority Revenue
(Daughters of Charity Health System -
St. Francis Medical Center)	5.500%	7/1/22	3,050	3,057
California Statewide Communities
Development Authority Revenue
(Daughters of Charity Health System -
St. Francis Medical Center)	5.750%	7/1/25	1,270	1,273
California Statewide Communities
Development Authority Revenue
(Daughters of Charity Health System)	5.750%	7/1/24	9,160	9,180
California Statewide Communities
Development Authority Revenue
(Enloe Medical Center)	5.000%	8/15/30	2,500	2,936
California Statewide Communities
Development Authority Revenue
(Enloe Medical Center)	5.000%	8/15/31	4,020	4,709
California Statewide Communities
Development Authority Revenue
(Enloe Medical Center)	5.000%	8/15/33	4,000	4,647
California Statewide Communities
Development Authority Revenue
(Enloe Medical Center)	5.000%	8/15/34	4,795	5,547
California Statewide Communities
Development Authority Revenue
(Enloe Medical Center)	5.000%	8/15/35	1,000	1,154
California Statewide Communities
Development Authority Revenue
(Episcopal Communities & Services)	5.000%	5/15/18	610	621
California Statewide Communities
Development Authority Revenue
(Episcopal Communities & Services)	5.000%	5/15/27	500	562
California Statewide Communities
Development Authority Revenue
(Episcopal Communities & Services)	5.000%	5/15/32	680	750
California Statewide Communities
Development Authority Revenue
(Eskaton Properties Inc. Obligated Group)	5.250%	11/15/34	4,350	4,747
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/20	240	257
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/21	170	187
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/22	120	135
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/23	200	229

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/26	350	416
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/27	160	192
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/28	420	499
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/29	470	555
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	4.000%	4/1/32	255	271
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	4.000%	4/1/34	350	367
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	4.000%	4/1/36	630	656
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	4.000%	4/1/37	650	675
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/18	500	510
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/19	500	524
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/20	325	351
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/21	275	304
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/22	250	282
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/23	650	747
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/24	750	877
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/25	800	936
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/26	1,000	1,169
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/27	2,000	2,332

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/28	3,000	3,482
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/29	3,000	3,466
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/30	4,575	5,264
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/31	4,000	4,583
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/32	3,790	4,330
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/33	2,500	2,848
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/34	2,000	2,272
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente)	5.000%	4/1/19	3,190	3,335
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente) VRDO	0.890%	12/7/17	19,145	19,145
California Statewide Communities
Development Authority Revenue
(Loma Linda University Medical Center)	5.250%	12/1/29	11,215	12,600
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/20	1,400	1,529
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/21	1,000	1,121
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/22	765	878
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/23	525	613
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/24	760	903
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/25	1,000	1,205
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/26	1,015	1,241
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/27	1,000	1,234

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/28	750	930
California Statewide Communities
Development Authority Revenue
(St. Joseph Health System)	4.500%	7/1/18 (ETM)	2,040	2,079
California Statewide Communities
Development Authority Revenue
(Sutter Health)	5.000%	8/15/19	530	560
California Statewide Communities
Development Authority Revenue
(Sutter Health)	5.000%	8/15/20	500	544
California Statewide Communities
Development Authority Revenue
(Sutter Health)	5.000%	8/15/22	1,050	1,200
California Statewide Communities
Development Authority Revenue
(Sutter Health)	5.250%	8/15/31	7,500	8,430
1 California Statewide Communities
Development Authority Revenue
(Sutter Health)	5.000%	8/15/32	11,820	13,271
California Statewide Communities
Development Authority Senior Living
Health Facility Revenue (Los Angeles
Jewish Home for the Aging)	3.000%	8/1/21	430	430
California Statewide Communities
Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.000%	11/15/29	2,000	2,180
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/18	765	778
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/18	1,000	1,017
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.500%	5/15/18 (Prere.)	5,000	5,096
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/19	500	527
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/20	500	545
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/21	825	921

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/22	2,515	2,884
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/23	1,250	1,460
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/24	1,250	1,472
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/25	1,000	1,192
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/26	3,410	4,113
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/27	2,000	2,397
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/28	5,000	5,942
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/29	2,000	2,364
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.125%	5/15/31	7,000	7,623
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/32	2,475	2,880
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/33	3,375	3,916
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/34	1,750	2,022
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/35	2,000	2,303
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,052

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,194
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/21 (15)	5,225	5,506
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/22 (15)	6,020	6,241
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/24 (15)	6,860	7,109
4 Carlsbad CA Unified School District GO	4.000%	5/1/30	5,720	6,420
4 Carlsbad CA Unified School District GO	4.000%	5/1/31	1,500	1,671
4 Carlsbad CA Unified School District GO	4.000%	5/1/32	575	637
4 Carlsbad CA Unified School District GO	4.000%	5/1/33	690	759
4 Carlsbad CA Unified School District GO	4.000%	5/1/34	685	747
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,299
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,373
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/19 (4)	800	848
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/20 (4)	785	858
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/21 (4)	850	952
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/22 (4)	600	687
Castro Valley CA Unified School District GO	4.000%	8/1/18	400	407
Centinela Valley CA Union High School District
GO	4.000%	8/1/30 (4)	2,025	2,224
Centinela Valley CA Union High School District
GO	4.000%	8/1/31 (4)	1,350	1,472
Centinela Valley CA Union High School District
GO	4.000%	8/1/32 (4)	3,355	3,644
Centinela Valley CA Union High School District
GO	4.000%	8/1/33 (4)	1,410	1,520
Centinela Valley CA Union High School District
GO	4.000%	8/1/34 (4)	5,465	5,866
3 Central Basin Municipal Water District California
COP TOB VRDO	1.070%	12/7/17 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/19 (Prere.)	3,000	3,195
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson
Ice-Gen Project)	5.000%	7/1/19	765	806
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson
Ice-Gen Project)	5.250%	7/1/20	1,025	1,120
Cerritos CA Community College District GO	0.000%	8/1/20	500	477
Cerritos CA Community College District GO	0.000%	8/1/22	500	454
Cerritos CA Community College District GO	0.000%	8/1/23	500	443

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,758
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,414
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/18	850	860
Chabot-Las Positas CA Community College
District GO	2.000%	8/1/19	1,000	1,008
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/19	360	375
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/20	1,500	1,557
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/20	525	572
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,605
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,500	2,907
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,667
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,650
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	14,964
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/33	450	490
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/34	625	678
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/35	600	648
Chaffey CA Community College District GO	5.000%	6/1/32	5,000	5,813
Chaffey CA Union High School District GO	0.000%	8/1/20	400	382
Chaffey CA Union High School District GO	0.000%	8/1/21	500	466
Chaffey CA Union High School District GO	0.000%	8/1/22	500	455
Chaffey CA Union High School District GO	0.000%	8/1/23	600	533
Chaffey CA Union High School District GO	0.000%	8/1/24	500	431
Chaffey CA Union High School District GO	0.000%	8/1/25	655	541
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	1,128
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,431
Chico CA Unified School District GO	3.000%	8/1/18	3,145	3,182
Chico CA Unified School District GO	3.000%	8/1/18	640	648
Chico CA Unified School District GO	3.000%	8/1/19	1,500	1,536
Chico CA Unified School District GO	4.000%	8/1/20	1,330	1,415
Chico CA Unified School District GO	4.000%	8/1/21	1,200	1,301
Chico CA Unified School District GO	4.000%	8/1/22	400	441
Chico CA Unified School District GO	4.000%	8/1/23	450	503
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency) VRDO	0.940%	12/7/17 LOC	4,160	4,160
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24 (4)	675	791
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25 (4)	1,000	1,187
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (15)	625	680

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,391
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,343
Chula Vista CA Industrial Development
Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	6,245	6,247
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	1,165	1,196
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,265	2,391
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,286
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,779
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	2,933
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,671
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	4,038
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,260
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,122
Citrus CA Community College District GO	0.000%	8/1/33	1,000	855
Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,671
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,614
Clovis CA Unified School District GO	0.000%	8/1/32	4,185	2,531
Clovis CA Unified School District GO	0.000%	8/1/33	2,700	1,564
Clovis CA Unified School District GO	0.000%	8/1/34	2,000	1,106
Clovis CA Unified School District GO	0.000%	8/1/35	2,775	1,467
Clovis CA Wastewater System Revenue	5.000%	8/1/27 (15)	1,000	1,241
Clovis CA Wastewater System Revenue	5.000%	8/1/28 (15)	1,000	1,223
Clovis CA Wastewater System Revenue	5.000%	8/1/31 (15)	1,380	1,650
Clovis CA Wastewater System Revenue	5.000%	8/1/33 (15)	1,780	2,106
Clovis CA Wastewater System Revenue	5.000%	8/1/34 (15)	1,000	1,179
Clovis CA Wastewater System Revenue	5.000%	8/1/35 (15)	1,000	1,175
Clovis CA Wastewater System Revenue	5.000%	8/1/36 (15)	2,000	2,342
Clovis CA Wastewater System Revenue	5.000%	8/1/37 (15)	1,220	1,428
3 Coachella Valley CA Unified School District
TOB VRDO	1.170%	12/7/17 (15)	7,500	7,500
Coast CA Community College District GO	0.000%	8/1/33	8,000	4,518
Coast CA Community College District GO	5.000%	8/1/33	3,000	3,520
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	894
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,162
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	8/1/18	1,000	1,017
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/19	1,040	1,096
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/20 (15)	1,230	1,338
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,387
Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,861

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,493
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	2,209
Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,568
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	2,738
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	2,700
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	2,194
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,582
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	4,739
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,476
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,611
Contra Costa CA Municipal Water District
Revenue	3.000%	10/1/19	10,000	10,223
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/20 (Prere.)	1,080	1,164
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/30	2,000	2,438
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/31	1,250	1,514
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/32	2,000	2,412
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/32	1,600	1,827
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/33	6,060	7,275
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/33	1,800	2,050
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/34	5,665	6,765
Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,035
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	868
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	700	781
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	685
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,335	2,723
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,318
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	558
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	581
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,740
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,873
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,544
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	882
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	1,099
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,223
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,152

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	948
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,525	2,710
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,000	2,147
Corona-Norco CA Unified School District GO	4.000%	8/1/34	2,000	2,136
Corona-Norco CA Unified School District GO	4.000%	8/1/34	3,000	3,204
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/23	1,145	1,330
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/24	1,325	1,531
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/25	2,525	2,901
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/27	1,000	1,139
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/28	1,590	1,804
3 Cotati-Rohnert Park CA Unified School
District GO TOB VRDO	1.070%	12/7/17 (15)	11,000	11,000
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	3,784
Cupertino CA Union School District GO	5.000%	8/1/32	480	574
Cupertino CA Union School District GO	5.000%	8/1/33	545	649
Cupertino CA Union School District GO	5.000%	8/1/34	245	290
Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,484
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,833
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	1,994
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	2,080
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	1,010	1,130
Del Mar CA Race Track Authority Revenue	5.000%	10/1/35	1,665	1,825
Desert CA Community College District GO	4.000%	8/1/19	1,500	1,561
Desert CA Community College District GO	5.000%	8/1/20	1,760	1,918
Dublin CA Community Facilities District
Improvement Area No. 1 Special Tax Revenue
(Dublin Crossing)	5.000%	9/1/27	750	847
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/35	8,455	9,935
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	2,005	2,176
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	16,020	17,386
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,335	7,710
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	5,300	6,718
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	3,975	4,767
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,015	4,803
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	4,280	5,107

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	1,855	2,206
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	7,575	9,166
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,105	3,681
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	8,170	9,848
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	8,050	9,681
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,675
East Side CA Union High School District
Santa Clara County GO	5.000%	8/1/29	6,010	6,998
East Side CA Union High School District
Santa Clara County GO	4.000%	8/1/33	1,425	1,535
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/19	2,030	2,140
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/20	2,510	2,730
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/22	1,035	1,185
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/24	1,000	1,192
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/25	1,015	1,230
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/26	1,010	1,241
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/27	2,445	2,982
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/28	1,875	2,273
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	3,620	4,358
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	2,625	3,169
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/30	2,600	3,123
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	3,000	3,581
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	5,000	5,981
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/32	2,500	2,973
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/32	5,000	5,955
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/33	3,750	4,444
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/33	5,000	5,934
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/34	4,720	5,574
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/35	4,970	5,844

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/36	2,310	2,710
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/18 (Prere.)	1,000	1,021
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/18 (Prere.)	6,220	6,352
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/18 (Prere.)	5,245	5,356
[2,3]	Eaton Vance California Municipal Bond Fund II	1.820%	7/1/19	8,300	8,300
	El Camino CA Community College District GO	0.000%	8/1/29	8,065	5,732
	El Camino CA Community College District GO	0.000%	8/1/32	10,000	6,279
	El Camino CA Community College District GO	0.000%	8/1/33	3,500	2,109
	El Camino CA Community College District GO	5.000%	8/1/34	1,100	1,301
	El Camino CA Community College District GO	5.000%	8/1/35	1,230	1,449
	El Camino CA Community College District GO	5.000%	8/1/36	1,400	1,646
	El Camino CA Healthcare District GO	4.000%	8/1/33	3,000	3,244
	El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,075
	El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,606
	El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,525
	El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,761
	El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,261
	El Dorado County CA Community Facilities
	District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,231
	Elk Grove CA Finance Authority Special Tax
	Revenue	3.000%	9/1/18	425	430
	Elk Grove CA Finance Authority Special Tax
	Revenue	4.000%	9/1/19	655	680
	Elk Grove CA Finance Authority Special Tax
	Revenue	4.000%	9/1/20	560	594
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/21	465	519
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/22	425	484
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/33 (15)	2,000	2,280
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/34 (15)	3,970	4,506
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/35 (15)	3,735	4,217
	Encinitas CA Community Facilities District
	No. 1 Special Tax Revenue	5.000%	9/1/28	1,000	1,097
	Encinitas CA Community Facilities District
	No. 1 Special Tax Revenue	5.000%	9/1/29	800	876
	Escondido CA GO	5.000%	9/1/22	755	867
	Escondido CA GO	5.000%	9/1/23	2,030	2,382
	Escondido CA GO	5.000%	9/1/24	825	986
	Escondido CA GO	5.000%	9/1/25	1,000	1,215
	Evergreen CA School District Election GO	4.000%	8/1/34	1,070	1,137
	Evergreen CA School District Election GO	4.000%	8/1/36	1,870	1,976
[2,3]	Fairfield-Suisun CA Unified School District
	GO TOB PUT	0.980%	12/7/17	16,355	16,355
	Folsom Ranch CA Financing Authority Special
	Tax Revenue	5.000%	9/1/27	1,000	1,116

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Folsom Ranch Financing Authority Special
Tax Revenue	5.000%	9/1/32	1,820	1,985
Fontana CA Community Facilities District No.
22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	1,960
Fontana CA Community Facilities District No.
22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	2,047
Fontana CA Community Facilities District No.
22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,132
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,338
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,877
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,575	3,578
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,484
Fontana CA Unified School District GO	5.250%	8/1/18 (Prere.)	4,350	4,464
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,778
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,836
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	11,100
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	14,390
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,595
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/25	2,130	1,775
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/26	3,000	2,529
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/27	5,000	4,255
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	909
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	6.250%	1/15/33	5,000	5,994
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue PUT	5.000%	1/15/20	22,880	24,073
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue PUT	5.500%	1/15/23	25,000	28,424
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,161
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,528
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	1,917
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,344
Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,792
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,285
Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,080
Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,232
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/18	600	607
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/19	1,130	1,179

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/20	1,000	1,073
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/21	3,750	4,134
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/22 (4)	425	481
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/23 (4)	2,400	2,774
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/24 (4)	1,680	1,976
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/25 (4)	1,500	1,780
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/26 (4)	1,650	1,982
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/27 (4)	1,315	1,595
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/28 (4)	1,400	1,687
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/29 (4)	1,000	1,190
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/30 (4)	675	798
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	3,000	3,538
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/32 (4)	1,500	1,762
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/34 (4)	2,445	2,855
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/36 (4)	2,055	2,389
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/37 (4)	1,200	1,394
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	852
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,115
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,769
Gavilan CA Joint Community College District
GO	5.000%	8/1/32	4,200	4,893
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,779
Glendale CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/22 (15)	1,555	1,707
Glendale CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/23 (15)	2,310	2,570
Glendale CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	5.000%	12/1/24 (15)	1,400	1,656
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/18	16,500	16,718
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	5,640	5,918

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	2,000	2,112
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,835	2,000
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	3,335	3,595
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,121
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	2,785	3,074
Golden State Tobacco Securitization Corp.
California Revenue	4.550%	6/1/22 (4)	470	477
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	3,670	4,136
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/23	7,500	8,597
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/24	11,190	13,032
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	8,000	9,424
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/26	11,500	13,591
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	6,500	5,025
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/27	5,035	5,976
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	3,700	3,936
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	9,500	11,064
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,000	12,762
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,226
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	3,605	4,169
3 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	1.050%	12/7/17 LOC	12,205	12,205
Grossmont CA Union High School District GO	5.000%	8/1/22	1,250	1,433
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	1,182
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,581
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	2,089
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	2,046
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,367
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	4,917
Grossmont CA Union High School District GO	4.000%	8/1/33	10,000	10,658
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/22 (12)	5,480	5,615
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/23 (12)	5,000	5,121
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	11,635
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	16,196

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/26 (4)	1,420	1,688
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/28 (4)	2,575	3,025
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/29 (4)	2,390	2,797
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/31 (4)	2,385	2,769
Hartnell CA Community College GO	5.000%	8/1/21	525	588
Hartnell CA Community College GO	5.000%	8/1/22	500	573
Hayward CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,950	2,319
Hayward CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,385
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	3,993
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	5,681
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,720
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	4,842
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	1,941
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,459
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	6,964
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/18	280	285
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	362
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	263
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	192
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	558
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	565
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	704
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	443
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,079
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,409
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	609
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	641
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	396
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,165
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,431
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	1,000	1,097
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	1,500	1,648
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21	1,000	1,126

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	525	605
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	1,240	1,429
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23	1,500	1,766
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	670	803
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	1,025	1,229
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25	1,250	1,523
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	2,265	2,798
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	500	610
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28	600	726
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	3,010	3,585
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/18 (4)	1,000	1,021
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/19 (4)	1,225	1,277
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	1,285	1,401
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,806
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,366
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	876
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	610	724
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/21 (15)	500	554
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/22 (15)	375	425
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/23 (15)	1,000	1,155
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/25 (15)	1,600	1,906
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/27 (15)	500	608
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/29 (15)	1,215	1,451
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/30 (15)	1,000	1,184
Irvine CA Assessment District No. 94-13
Improvement Revenue (Oak Creek) VRDO	0.890%	12/1/17 LOC	11,267	11,267
Irvine CA Assessment District No. 97-16
Improvement Revenue VRDO	0.890%	12/1/17 LOC	4,168	4,168
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.890%	12/1/17 LOC	5,640	5,640
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.890%	12/1/17 LOC	4,400	4,400
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,376
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,078
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,550
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,865

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	447
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	376
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,261
Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,138
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/18	500	509
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	789
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	744
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	729
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	914
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	982
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	527
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	929
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.890%	12/1/17 LOC	1,716	1,716
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/21	1,500	1,663
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/23	1,150	1,320
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/24	1,225	1,424
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/26	1,300	1,536
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/28	525	613
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/30	385	443
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/31	200	230
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	450	514
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	525	602

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	1,090	1,240
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	250	285
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/35	510	575
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/36	350	393
Irvine Ranch CA Water District COP	5.000%	3/1/32	3,630	4,354
Irvine Ranch CA Water District COP	5.000%	3/1/33	2,790	3,335
Irvine Ranch CA Water District COP	5.000%	3/1/34	1,300	1,547
Irvine Ranch CA Water District COP	5.000%	3/1/35	1,540	1,829
Irvine Ranch CA Water District COP	5.000%	3/1/36	1,000	1,185
Irvine Ranch CA Water District Revenue	5.000%	2/1/33	1,000	1,202
Irvine Ranch CA Water District Revenue	5.000%	2/1/34	2,000	2,392
Irvine Ranch CA Water District Revenue	5.000%	2/1/35	2,500	2,971
Irvine Ranch CA Water District Revenue	5.000%	2/1/36	2,665	3,147
Jefferson CA Union High School District GO	4.000%	8/1/18 (15)	750	764
Jefferson CA Union High School District GO	5.000%	8/1/19 (15)	625	661
Jefferson CA Union High School District GO	5.000%	8/1/20 (15)	500	544
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	558
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	799
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,000	1,163
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,037
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	860	1,032
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	770	784
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/19	1,095	1,133
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,448
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	551
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,721
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,556
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	713
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	2,007
Kaweah CA Delta Health Care District
Revenue	5.000%	6/1/18	3,255	3,311
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,558
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,705
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,134
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,443
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36	4,930	5,029
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	879

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,458
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,444
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,165
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,160
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,699
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,370
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,750
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,207
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	335
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	344
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	601
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	802
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/18	325	329
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/19	500	511
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/20	750	776
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/21	625	674
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/22	575	654
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	425	496
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	435	516
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	600	720
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/26 (4)	1,355	1,538
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/27 (4)	1,890	2,128
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/28 (4)	1,820	2,027
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29 (4)	825	983
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30 (4)	1,000	1,185
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/33 (4)	1,200	1,399
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	1,987
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,479
Liberty CA Union High School District GO	4.000%	8/1/30	750	838
Liberty CA Union High School District GO	4.000%	8/1/31	565	627

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Lodi CA Unified School District GO	4.000%	8/1/36	4,120	4,413
Lodi CA Unified School District GO	4.000%	8/1/37	2,700	2,885
Long Beach CA Community College District
GO	0.000%	6/1/29 (ETM)	960	731
Long Beach CA Community College District
GO	0.000%	6/1/29 (4)	5,420	3,858
4 Long Beach CA Community College District
GO	4.000%	8/1/31	1,230	1,358
4 Long Beach CA Community College District
GO	4.000%	8/1/33	760	829
4 Long Beach CA Community College District
GO	4.000%	8/1/34	600	652
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	515	549
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,255	3,562
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/21	500	560
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	297
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	7,905	9,104
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.359%	11/15/25	16,845	16,324
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.379%	11/15/26	10,025	9,630
Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,166
Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,323
Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,275
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	1,877
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,605
Los Angeles CA Community College District
GO	5.000%	8/1/18 (Prere.)	45	46
Los Angeles CA Community College District
GO	5.000%	8/1/18 (Prere.)	5	5
Los Angeles CA Community College District
GO	5.000%	8/1/18 (Prere.)	20	20
Los Angeles CA Community College District
GO	5.000%	8/1/18 (Prere.)	4,250	4,354
Los Angeles CA Community College District
GO	5.000%	8/1/18 (Prere.)	35	36
Los Angeles CA Community College District
GO	5.000%	8/1/18 (Prere.)	5,000	5,123
Los Angeles CA Community College District
GO	5.000%	8/1/18 (Prere.)	6,500	6,660
Los Angeles CA Community College District
GO	3.000%	8/1/19	3,200	3,279
Los Angeles CA Community College District
GO	5.000%	8/1/19 (Prere.)	6,960	7,362
Los Angeles CA Community College District
GO	5.500%	8/1/19 (Prere.)	5,000	5,330
Los Angeles CA Community College District
GO	4.000%	8/1/20	1,000	1,065

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District
GO	4.000%	8/1/21	555	602
Los Angeles CA Community College District
GO	5.000%	8/1/22	3,020	3,467
Los Angeles CA Community College District
GO	5.000%	8/1/24	4,835	5,785
Los Angeles CA Community College District
GO	5.000%	8/1/24	12,535	14,998
Los Angeles CA Community College District
GO	5.000%	8/1/25	10,925	13,293
Los Angeles CA Community College District
GO	5.000%	8/1/27	7,560	9,003
Los Angeles CA Community College District
GO	5.000%	8/1/28	25,075	29,777
Los Angeles CA Community College District
GO	4.000%	8/1/29	5,000	5,681
Los Angeles CA Community College District
GO	5.000%	8/1/29	1,455	1,724
Los Angeles CA Community College District
GO	4.000%	8/1/30	9,045	10,277
Los Angeles CA Community College District
GO	4.000%	8/1/30	1,000	1,079
Los Angeles CA Community College District
GO	4.000%	8/1/30	4,045	4,410
Los Angeles CA Community College District
GO	5.000%	8/1/30	7,100	8,388
Los Angeles CA Community College District
GO	4.000%	8/1/31	8,540	9,478
Los Angeles CA Community College District
GO	4.000%	8/1/31	6,145	6,612
Los Angeles CA Community College District
GO	4.000%	8/1/31	4,320	4,687
Los Angeles CA Community College District
GO	5.000%	8/1/31	20,175	23,765
Los Angeles CA Community College District
GO	4.000%	8/1/32	2,850	3,143
Los Angeles CA Community College District
GO	4.000%	8/1/32	5,205	5,621
Los Angeles CA Community College District
GO	4.000%	8/1/32	14,500	15,660
Los Angeles CA Community College District
GO	4.000%	8/1/33	1,925	2,114
Los Angeles CA Community College District
GO	4.000%	8/1/33	19,215	20,691
Los Angeles CA Community College District
GO	4.000%	8/1/34	3,500	3,828
Los Angeles CA Community College District
GO	4.000%	8/1/35	4,000	4,340
Los Angeles CA Community College District
GO	4.000%	8/1/36	4,700	5,087
Los Angeles CA Community College District
GO	5.000%	8/1/36	8,705	10,256
Los Angeles CA Community College District
GO	4.000%	8/1/37	6,500	6,990

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
3 Los Angeles CA Community College District
GO TOB VRDO	0.990%	12/7/17 (Prere.)	2,800	2,800
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/23	800	923
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/24	1,000	1,176
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/25	1,500	1,747
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/26	1,200	1,391
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/27	2,000	2,304
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	4,000	4,068
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/18 (Prere.)	3,000	3,055
Los Angeles CA Department of Airports
International Airport Revenue	4.500%	5/15/19	1,305	1,362
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/21	1,185	1,317
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,139
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,614
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	950	1,105
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	1,926
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,697
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,310	1,584
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	5,950
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,510	1,816
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,020	2,416
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,375
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	10,865
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,727
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,282
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	10,862

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	1,969
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	500	605
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,380
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,365
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,945
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,790	2,141
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,722
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	1,945	2,318
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,703
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,514
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,850	2,196
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,317
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/36	2,245	2,659
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/37	2,500	2,954
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/21 (Prere.)	140	156
Los Angeles CA Department of Water &
Power Revenue	4.000%	7/1/22	1,000	1,101
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/22	1,000	1,145
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/22	9,885	11,034
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/22	2,575	2,949
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/23	5,605	6,424
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/23	1,335	1,385
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	2,770	2,875
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	3,000	3,580
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	985	1,176
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	10,080	11,659
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	1,375	1,669
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	510	619

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	1,500	1,713
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	2,000	2,043
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	2,350	2,439
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	1,720	2,099
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	6,050	7,382
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	750	913
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/27	1,655	1,716
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/28	8,000	9,506
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/28	2,000	2,073
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	1,500	1,755
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	1,670	1,731
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/30	2,025	2,391
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/30	10,000	11,677
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/30	500	600
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	15,000	17,371
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	2,500	2,945
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	7,000	8,156
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	10,000	12,054
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	4,690	5,524
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	14,230	16,406
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	3,300	3,878
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	6,730	7,825
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	7,500	8,762
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	7,000	8,071
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	6,080	7,145
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	5,000	5,742
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	5,525	6,551

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	1,500	1,779
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	2,000	2,340
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	5,175	6,169
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	7,500	8,688
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	5,305	6,206
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	12,005	14,044
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	4,500	5,314
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	1,500	1,763
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	2,250	2,645
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	4,000	4,740
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	1,050	1,231
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/37	5,000	5,911
Los Angeles CA Department of Water &
Power Revenue VRDO	0.850%	12/1/17	36,100	36,100
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,572
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,572
Los Angeles CA GO	5.000%	9/1/22	10,010	11,226
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	545
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	841
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,233
Los Angeles CA Harbor Department Revenue	5.000%	8/1/30	4,000	4,795
Los Angeles CA Harbor Department Revenue	5.000%	8/1/31	2,415	2,880
Los Angeles CA Harbor Department Revenue	5.000%	8/1/32	4,300	5,110
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	2,974
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	3,500	4,144
Los Angeles CA Harbor Department Revenue	4.000%	8/1/34	3,000	3,244
Los Angeles CA Harbor Department Revenue	4.000%	8/1/35	2,660	2,866
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,221
Los Angeles CA Harbor Department Revenue	4.000%	8/1/36	2,500	2,681
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,282
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/24	6,275	7,502
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	5,000	6,064
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	8,020	9,726
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,000	3,682
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	4,025	4,907
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	9,805	11,795

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	10,400	11,098
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	5,780	6,145
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	15,880	16,820
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	4,825	5,099
Los Angeles CA Unified School District GO	5.000%	7/1/19	12,690	13,381
Los Angeles CA Unified School District GO	5.000%	7/1/19	4,860	5,125
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,740	9,216
Los Angeles CA Unified School District GO	5.000%	7/1/19	53,000	55,885
Los Angeles CA Unified School District GO	3.000%	7/1/20	16,030	16,623
Los Angeles CA Unified School District GO	3.000%	7/1/20	13,000	13,481
Los Angeles CA Unified School District GO	5.000%	7/1/20	15,010	16,320
Los Angeles CA Unified School District GO	5.000%	7/1/20	29,000	31,531
Los Angeles CA Unified School District GO	5.000%	7/1/21	9,945	10,491
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	20,175
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,650	4,271
Los Angeles CA Unified School District GO	5.000%	7/1/23	5,075	5,939
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,095	15,628
Los Angeles CA Unified School District GO	5.000%	7/1/24	10,990	13,116
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,463
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,817
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,490	1,773
Los Angeles CA Unified School District GO	5.000%	7/1/25	17,105	20,762
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,684
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,693
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,016
Los Angeles CA Unified School District GO	5.000%	7/1/26	9,190	11,312
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,778
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,531
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,680
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,542
Los Angeles CA Unified School District GO	5.000%	7/1/28	12,075	14,255
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,886
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,025	5,479
Los Angeles CA Unified School District GO	5.000%	7/1/29	17,510	20,613
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,773
Los Angeles CA Unified School District GO	5.000%	7/1/30	6,675	7,840
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,342
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,342
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,323
Los Angeles CA Unified School District GO	5.000%	7/1/32	2,700	2,989
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,457
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,662
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,825	1,981
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,000	2,233
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,146
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,250	1,462
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	14,863
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,366
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,390	12,790
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,265

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,563
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	19,468
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,525	1,794
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	5,000	5,737
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	2,355	2,823
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	4,500	5,151
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,840	3,392
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,985	3,565
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	3,000	3,574
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	6,250	7,446
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	7,000	8,314
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	3,640	4,323
Los Angeles County CA Metropolitan
Transportation Authority Revenue
(Union Station Gateway Project)	5.000%	7/1/25	1,010	1,230
Los Angeles County CA Metropolitan
Transportation Authority Revenue
(Union Station Gateway Project)	5.000%	7/1/26	2,000	2,426
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/19	1,600	1,683
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,216
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	10,055	11,249
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	10,015	11,205
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,359
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	5,816
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,429
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,782
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,381
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/30	7,320	8,996
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	12,865	15,736
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/32	5,000	6,092
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	6,025
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,500	7,071
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,002
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,055	11,959
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,983
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	19,885	23,944

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	11,868
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,969
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,095	25,342
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	21,735	26,049
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/21	1,000	1,121
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/21	2,440	2,758
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/22	1,155	1,327
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/22	1,275	1,476
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/23	1,500	1,716
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/24	1,515	1,731
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/24	1,325	1,595
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/25	1,325	1,510
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/25	970	1,186
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/30	2,500	2,820
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/31	3,000	3,377
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/33	6,190	7,275
3 Los Angeles County CA Public Works
Financing Authority Lease Revenue
TOB VRDO	1.000%	12/7/17	2,750	2,750
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Hollywood/
North Hollywood Redevelopment Project)	5.000%	7/1/21	1,670	1,858
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Hollywood/
North Hollywood Redevelopment Project)	5.000%	7/1/22	4,555	5,186
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Hollywood/
North Hollywood Redevelopment Project)	5.000%	7/1/23	2,105	2,446
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Hollywood/
North Hollywood Redevelopment Project)	5.000%	7/1/24	2,215	2,571
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/19	730	775
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,094
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,622

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,610
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	5,083
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	6,000	7,088
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	9,851
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	4,000	4,707
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,448
Los Angeles County CA Unified School
District GO	5.000%	7/1/21	12,500	13,971
Los Angeles County CA Unified School
District GO	5.000%	7/1/28	15,010	18,343
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,665	18,063
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,600	12,265
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,765	12,501
Manteca CA Unified School District GO	5.000%	8/1/18	2,215	2,271
Manteca CA Unified School District GO	5.000%	8/1/19	2,495	2,638
Manteca CA Unified School District GO	5.000%	8/1/20	1,000	1,090
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,120
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,146
Manteca CA Unified School District GO	5.000%	8/1/23	1,100	1,288
Marin CA Community College District GO	5.000%	8/1/23	550	646
Marin CA Community College District GO	5.000%	8/1/24	445	533
Marin CA Community College District GO	5.000%	8/1/25	570	694
4 Marin CA Community College District GO	4.000%	8/1/28	600	691
4 Marin CA Community College District GO	4.000%	8/1/29	450	514
4 Marin CA Community College District GO	4.000%	8/1/30	800	899
4 Marin CA Community College District GO	4.000%	8/1/31	7,660	8,534
4 Marin CA Community College District GO	4.000%	8/1/32	2,945	3,260
Marin CA Community College District GO	4.000%	8/1/32	1,000	1,097
4 Marin CA Community College District GO	4.000%	8/1/33	1,900	2,086
4 Marin CA Community College District GO	4.000%	8/1/34	3,000	3,275
Marin CA Community College District GO	4.000%	8/1/34	1,000	1,084
Marin CA Community College District GO	4.000%	8/1/36	665	715
Marin CA Healthcare District GO	5.000%	8/1/28	435	519
Marin CA Healthcare District GO	5.000%	8/1/30	500	590
Marin CA Healthcare District GO	5.000%	8/1/31	1,000	1,174
Marin CA Healthcare District GO	5.000%	8/1/32	1,850	2,165
Marin CA Healthcare District GO	5.000%	8/1/33	1,350	1,574
Marin CA Healthcare District GO	5.000%	8/1/34	1,250	1,452
Marin CA Healthcare District GO	4.000%	8/1/35	1,750	1,866
Marina Coast Water District California
Enterprise Revenue	4.000%	6/1/22	1,090	1,198
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,780	1,844
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,722
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,550

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/19	445	472
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/20	400	436
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/21 (4)	615	688
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/22 (4)	500	571
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/26 (4)	1,000	1,192
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/27 (4)	1,250	1,483
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/29 (4)	400	471
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	3,022
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/23	1,055	1,238
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/24	3,500	4,189
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,365	4,098
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/26	3,250	3,932
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,120	2,417
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	4,059
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,193
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,561
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,086
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	12,507
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,246
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	2,605	2,743
Modesto CA Community Facilities District
No. 2004-1 Special Tax Revenue (Village
One No. 2)	5.000%	9/1/29	1,625	1,827
Modesto CA Community Facilities District
No. 2004-1 Special Tax Revenue (Village
One No. 2)	5.000%	9/1/30	1,760	1,973
Modesto CA Irrigation District COP	5.000%	7/1/18 (Prere.)	3,855	3,937

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Modesto CA Irrigation District Electric
Revenue	5.000%	10/1/18	5,900	6,081
Modesto CA Irrigation District Electric
Revenue	5.000%	7/1/21	1,000	1,115
Modesto CA Irrigation District Electric
Revenue	5.000%	7/1/22	1,000	1,141
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,475	1,695
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,840	2,114
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/29	1,000	1,215
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/32	1,000	1,192
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,538
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	2,976
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,849
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,243
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,420
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,923
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,276
Morgan Hill CA Unified School District GO	4.000%	8/1/32	400	441
Morgan Hill CA Unified School District GO	4.000%	8/1/33	200	219
Morgan Hill CA Unified School District GO	4.000%	8/1/34	250	272
Morgan Hill CA Unified School District GO	4.000%	8/1/36	1,240	1,337
Morgan Hill CA Unified School District GO	4.000%	8/1/37	745	801
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,538
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	687
Mount Diablo CA Unified School District GO	5.000%	8/1/20	700	763
Mount Diablo CA Unified School District GO	5.000%	8/1/21	765	856
Mount San Antonio CA Community College
District GO	0.000%	8/1/25	2,000	1,663
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,894
Mountain View-Whisman CA School District
COP	4.000%	6/1/19	400	415
Mountain View-Whisman CA School District
COP	4.000%	6/1/20	500	528
Mountain View-Whisman CA School District
COP	5.000%	6/1/21	285	316
Mountain View-Whisman CA School District
COP	5.000%	6/1/22	400	454
Mountain View-Whisman CA School District
GO	5.000%	9/1/24	400	480

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Mountain View-Whisman CA School District
GO	5.000%	9/1/25	610	744
Mountain View-Whisman CA School District
GO	5.000%	9/1/26	1,075	1,330
Murrieta Valley CA Unified School District GO	3.000%	9/1/18 (4)	500	507
Murrieta Valley CA Unified School District GO	5.000%	9/1/19 (4)	575	609
Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	846
Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	271
Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,799
Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	352
Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	949
Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,450	1,698
Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	395
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,669
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	835
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	617
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	1,927
Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	548
Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	351
Napa Valley CA Unified School District GO	5.000%	8/1/31	205	246
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	5,974
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	3,299
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	2,053
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	987
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	8,842
4 Norco CA Special Tax Revenue (Norco Ridge
Ranch)	4.000%	9/1/20	845	896
4 Norco CA Special Tax Revenue (Norco Ridge
Ranch)	4.000%	9/1/21	1,055	1,136
4 Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/22	970	1,102
4 Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/23	1,270	1,468
4 Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/24	1,380	1,618
4 Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/25	500	594
4 Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/26	1,620	1,943
4 Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/27	1,755	2,124
4 Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/28 (15)	750	902
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,071
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,689
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,630
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,572
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,664

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,392
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,811
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,801
Northern California Transmission Agency
Revenue	5.000%	5/1/20	250	270
Northern California Transmission Agency
Revenue	5.000%	5/1/21	245	272
Northern California Transmission Agency
Revenue	5.000%	5/1/22	200	227
Northern California Transmission Agency
Revenue	5.000%	5/1/23	375	435
Northern California Transmission Agency
Revenue	5.000%	5/1/24	665	787
Northern California Transmission Agency
Revenue	5.000%	5/1/25	1,905	2,291
Northern California Transmission Agency
Revenue	5.000%	5/1/27	1,250	1,515
Northern California Transmission Agency
Revenue	5.000%	5/1/28	1,010	1,216
Northern California Transmission Agency
Revenue	5.000%	5/1/29	1,500	1,793
Northern California Transmission Agency
Revenue	5.000%	5/1/31	1,250	1,479
Northern California Transmission Agency
Revenue	5.000%	5/1/32	2,500	2,946
Northern California Transmission Agency
Revenue	5.000%	5/1/33	4,245	4,982
Northern California Transmission Agency
Revenue	5.000%	5/1/34	3,100	3,625
Northern California Transmission Agency
Revenue	5.000%	5/1/36	5,000	5,807
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,500	4,059
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	4.000%	9/1/18	1,860	1,879
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/19	2,085	2,149
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/20	2,340	2,450
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/21	1,220	1,294
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/22	1,360	1,458
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/23	1,500	1,623

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/24	1,660	1,803
3 Nuveen California AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.050%	12/7/17 LOC	31,500	31,500
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26	240	280
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27	350	407
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29	455	530
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30	415	482
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33	350	403
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34	400	458
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35	300	344
Oakland CA GO	5.000%	1/15/23	5,650	6,544
Oakland CA GO	5.000%	1/15/31	3,000	3,282
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,121
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,810	3,902
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,535
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,291
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,346
Oakland CA Unified School District GO	5.000%	8/1/18	6,145	6,298
Oakland CA Unified School District GO	5.000%	8/1/19	6,565	6,941
Oakland CA Unified School District GO	5.000%	8/1/20	2,500	2,724
Oakland CA Unified School District GO	5.000%	8/1/20	5,030	5,480
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,791
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,000	3,358
Oakland CA Unified School District GO	6.250%	8/1/21 (Prere.)	2,000	2,331
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,490
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,665
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,168
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,522
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,175	2,640
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,253
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	1,270	1,537
Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,559
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,397
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,198
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,473
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,192
Oakland CA Unified School District GO	5.000%	8/1/31	480	581
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,775
Oakland CA Unified School District GO	5.000%	8/1/32	1,515	1,780
Oakland CA Unified School District GO	5.000%	8/1/33	1,200	1,438
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,455
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	2,907
Ohlone CA Community College District GO	5.000%	8/1/21 (Prere.)	1,770	1,984
Ohlone CA Community College District GO	5.000%	8/1/22	750	860
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,521

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,086
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,690
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,649
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	2,970
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,125
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,539
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,314
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,348
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,389
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,429
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,467
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/30	9,925	11,651
Orange County CA Transportation Authority
Toll Road Revenue	5.000%	8/15/22	1,000	1,148
Orange County CA Transportation Authority
Toll Road Revenue	5.000%	8/15/27	2,515	2,931
Orange County CA Transportation Authority
Toll Road Revenue	5.000%	8/15/28	2,545	2,959
Orange County CA Water District COP	5.000%	8/15/19 (Prere.)	6,925	7,334
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,272
Pajaro Valley CA Unified School District GO	4.000%	8/1/33	225	245
Pajaro Valley CA Unified School District GO	4.000%	8/1/34	250	271
Pajaro Valley CA Unified School District GO	4.000%	8/1/35	300	324
Pajaro Valley CA Unified School District GO	4.000%	8/1/36	250	268
Pajaro Valley CA Unified School District GO	5.000%	8/1/38	1,155	1,362
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/21 (15)	425	475
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/24 (15)	1,050	1,240
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,196
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/26 (15)	1,100	1,332
Palm Springs CA Unified School District GO	5.000%	8/1/22	1,565	1,794
Palm Springs CA Unified School District GO	5.000%	8/1/25	4,775	5,795
Palm Springs CA Unified School District GO	5.000%	8/1/26	5,800	7,135
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,109

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,659
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,654
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,651
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/20	450	489
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/21	350	391
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/22	565	644
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/23	400	465
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/24	725	855
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	525	627
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	740	884
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	555	672
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	635	768
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/27	430	516
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,611
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,505
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31	415	485
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,670
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/33	750	868
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34	500	577
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34 (14)	2,000	2,307
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.000%	9/2/19	1,000	1,035
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.000%	9/2/20	250	264
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.000%	9/2/21	400	429
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.000%	9/2/27	1,000	1,108
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	13,727
Palomar CA Community College District GO	5.000%	8/1/29	450	556
Palomar CA Community College District GO	5.000%	8/1/30	520	638
Palomar CA Community College District GO	5.000%	8/1/31	400	488
Palomar CA Community College District GO	5.000%	8/1/32	300	363
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,287
Palomar CA Community College District GO	5.000%	8/1/33	2,750	3,308
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,547
Palomar CA Community College District GO	5.000%	8/1/34	4,500	5,383

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Palomar CA Community College District GO	5.000%	8/1/35	2,485	2,963
Palomar Pomerado Health California COP	6.625%	11/1/19 (Prere.)	5,000	5,478
Palomar Pomerado Health California GO	0.000%	8/1/21 (14)	145	133
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,190	6,404
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	4,294
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	16,165	12,194
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	2,335
Palomar Pomerado Health California GO	5.000%	8/1/28	1,490	1,771
Palomar Pomerado Health California GO	5.000%	8/1/28	7,460	8,865
Palomar Pomerado Health California GO	5.000%	8/1/29	795	938
Palomar Pomerado Health California GO	5.000%	8/1/29	4,000	4,719
Palomar Pomerado Health California GO	5.000%	8/1/30	1,130	1,325
Palomar Pomerado Health California GO	5.000%	8/1/31	775	902
Palomar Pomerado Health California GO	4.000%	8/1/32	4,000	4,275
Palomar Pomerado Health California GO	5.000%	8/1/33	1,200	1,381
Palomar Pomerado Health California Revenue	4.000%	11/1/18	810	823
Palomar Pomerado Health California Revenue	4.000%	11/1/19	1,250	1,286
Palomar Pomerado Health California Revenue	5.000%	11/1/20	1,125	1,204
Palomar Pomerado Health California Revenue	5.000%	11/1/21	1,375	1,500
Palomar Pomerado Health California Revenue	5.000%	11/1/23	2,410	2,705
Palomar Pomerado Health California Revenue	5.000%	11/1/24	2,390	2,715
Palomar Pomerado Health California Revenue	5.000%	11/1/25	2,250	2,582
Palomar Pomerado Health California Revenue	5.000%	11/1/26	1,875	2,168
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/18	925	947
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/19	1,415	1,492
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/20 (4)	1,505	1,634
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,621
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,376
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/23 (4)	2,485	2,885
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	6,050	4,457
Pasadena CA COP VRDO	0.930%	12/7/17 LOC	11,365	11,365
Pasadena CA Unified School District GO	5.000%	8/1/23	905	1,060
Pasadena CA Unified School District GO	5.000%	8/1/24	1,010	1,206
Pasadena CA Unified School District GO	5.000%	8/1/25	750	910
Pasadena CA Unified School District GO	5.000%	8/1/25	1,000	1,214
Pasadena CA Unified School District GO	5.000%	8/1/26	510	628
Pasadena CA Unified School District GO	5.000%	8/1/26	1,015	1,251
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,165
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,688
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,247

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Peralta CA Community College District
Revenue	5.000%	8/1/23	1,000	1,171
Peralta CA Community College District
Revenue	5.000%	8/1/25	250	303
Peralta CA Community College District
Revenue	4.000%	8/1/26	1,375	1,558
Peralta CA Community College District
Revenue	5.000%	8/1/27	880	1,061
Peralta CA Community College District
Revenue	5.000%	8/1/28	2,455	2,933
Peralta CA Community College District
Revenue	5.000%	8/1/29	2,985	3,539
Peralta CA Community College District
Revenue	5.000%	8/1/30	2,260	2,671
Peralta CA Community College District
Revenue	5.000%	8/1/31	1,550	1,821
Peralta CA Community College District
Revenue	5.000%	8/1/32	2,340	2,736
Peralta CA Community College District
Revenue	5.000%	8/1/34	3,000	3,472
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/19	3,755	3,962
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	9/1/19 (4)	6,300	6,638
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/20 (2)	2,460	2,317
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	9/1/20 (4)	11,880	12,929
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	9/1/21 (4)	2,000	2,231
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/25 (2)	2,930	2,340
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/25 (4)	855	1,007
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/26 (4)	900	1,054
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/27 (4)	1,220	1,421
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/28 (4)	1,285	1,489
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/29 (2)	355	238

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/29 (4)	1,350	1,557
Pittsburg CA Water Revenue	4.000%	8/1/19	500	520
Pittsburg CA Water Revenue	4.000%	8/1/20	680	723
Pittsburg CA Water Revenue	4.000%	8/1/21	500	541
Pittsburg CA Water Revenue	5.000%	8/1/22	250	288
Placentia-Yorba Linda CA Unified School
District GO	4.000%	10/1/18 (4)	300	306
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/19	350	370
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/20	500	545
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/20 (4)	325	355
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/21	775	867
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/21 (4)	300	336
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/22	1,325	1,519
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/22 (4)	300	344
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/23	2,540	2,974
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/23 (4)	500	585
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/24	1,065	1,271
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/25	1,785	2,166
Pleasanton CA Unified School District GO	4.000%	8/1/34	1,050	1,135
Pleasanton CA Unified School District GO	4.000%	8/1/35	1,000	1,076
Pleasanton CA Unified School District GO	4.000%	8/1/36	800	859
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	6,000	6,966
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	504
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	530
Port of Oakland CA Revenue	5.000%	11/1/26	2,250	2,755
Port of Oakland CA Revenue	5.000%	11/1/27	1,250	1,544
Port of Oakland CA Revenue	5.000%	11/1/28	1,500	1,838
Port of Oakland CA Revenue	5.000%	11/1/29	950	1,154
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,215	2,516
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	4,055
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	3,841
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,638
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,527
Poway CA Unified School District GO	4.000%	9/1/18	450	459
Poway CA Unified School District GO	0.000%	8/1/19	5,425	5,270
Poway CA Unified School District GO	5.000%	9/1/19	980	1,033
Poway CA Unified School District GO	0.000%	8/1/20	3,280	3,125

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Poway CA Unified School District GO	5.000%	9/1/20	610	659
Poway CA Unified School District GO	5.000%	9/1/21	320	354
Poway CA Unified School District GO	5.000%	9/1/22	455	513
Poway CA Unified School District GO	5.000%	9/1/23	1,565	1,756
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,722
Poway CA Unified School District GO	5.000%	9/1/26	990	1,092
Poway CA Unified School District GO	5.000%	8/1/27	1,625	1,923
Poway CA Unified School District GO	0.000%	8/1/28	9,070	6,687
Poway CA Unified School District GO	5.000%	9/1/29	1,195	1,307
Poway CA Unified School District GO	5.000%	9/1/30	2,545	2,778
Poway CA Unified School District GO	0.000%	8/1/31	1,095	705
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/20	1,165	1,237
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,079
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/22	860	941
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	814
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	463
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	1,005	1,168
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,372
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24	1,530	1,802
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,178
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25	1,645	1,957
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	922
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26	2,520	3,016
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,176
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	920	1,038
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	995	1,120
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,010	1,126
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,240	1,377
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,109
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,300	1,440
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,415	1,560
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	990	1,090

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,510	1,659
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,600	1,753
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,700	1,855
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (4)	1,700	1,979
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (4)	2,700	3,125
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (4)	1,500	1,721
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (4)	1,400	1,603
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (4)	1,710	1,963
Rancho Santiago CA Community College
District GO	5.125%	9/1/29 (4)	5,000	6,305
Redding CA Electric System Revenue	5.000%	6/1/21	400	444
Redding CA Electric System Revenue	5.000%	6/1/22	395	449
Redding CA Electric System Revenue	5.000%	6/1/23	500	580
Redding CA Electric System Revenue	5.000%	6/1/24	1,000	1,182
Redding CA Electric System Revenue	5.000%	6/1/25	830	997
Redding CA Electric System Revenue	5.000%	6/1/26	1,000	1,217
Redding CA Electric System Revenue	5.000%	6/1/27	1,350	1,661
Redding CA Electric System Revenue	5.000%	6/1/28	1,275	1,556
Redding CA Electric System Revenue	5.000%	6/1/29	1,495	1,810
Redding CA Joint Powers Financing Authority
Electric System Revenue	4.000%	6/1/23	325	356
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/24	300	350
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/25	375	442
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/26	675	799
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/27	1,000	1,174
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/28	1,000	1,169
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/30	775	896
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/32	475	546
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,650
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,115

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,109
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,101
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,521
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	1,307
Riverside CA Community College District GO	0.000%	8/1/27	2,755	2,043
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,164
Riverside CA Community College District GO	5.000%	8/1/28	3,080	3,694
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,030
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,060
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,574
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,676
3 Riverside CA Electric Revenue TOB VRDO	0.990%	12/7/17	2,500	2,500
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,469
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,208
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,359
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,536
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,209
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,409
3 Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue TOB VRDO	1.070%	12/7/17 (15)	5,000	5,000
Riverside CA Sewer Revenue	5.000%	8/1/20	1,685	1,839
Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,242
Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,479
Riverside CA Sewer Revenue	5.000%	8/1/23	3,750	4,386
Riverside CA Sewer Revenue	5.000%	8/1/24	2,000	2,380
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,288
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,393
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,598
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,735
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,801
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,906
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19 (14)	3,660	3,845
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/25	6,835	5,612
4 Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/28	500	564

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/30	1,070	1,182
4 Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/32	1,150	1,255
4 Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/35	1,930	2,063
4 Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/36	2,010	2,143
4 Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/37	1,000	1,064
Riverside County CA Public Financing
Authority Lease Revenue	5.000%	11/1/22	1,800	2,075
Riverside County CA Public Financing
Authority Lease Revenue	5.000%	11/1/23	2,015	2,370
Riverside County CA Public Financing
Authority Lease Revenue	5.000%	11/1/24	1,690	2,017
Riverside County CA Public Financing
Authority Lease Revenue	5.000%	11/1/30	9,885	11,578
Riverside County CA Public Financing
Authority Lease Revenue	5.000%	11/1/32	10,620	12,382
Riverside County CA Public Financing
Authority Tax Allocation Revenue	4.000%	9/1/18	2,460	2,508
Riverside County CA Public Financing
Authority Tax Allocation Revenue	4.000%	10/1/18	325	332
Riverside County CA Public Financing
Authority Tax Allocation Revenue	4.000%	9/1/19	2,560	2,661
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/19	225	238
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	9/1/20	2,665	2,897
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/20	375	409
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	2,848
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/21	250	280
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,088
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/22	350	400
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	2,844
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/33 (15)	3,535	4,146
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/35 (15)	1,195	1,391
Riverside County CA Redevelopment
Successor Agency Tax Allocation Revenue	4.000%	10/1/18 (4)	500	511
Riverside County CA Redevelopment
Successor Agency Tax Allocation Revenue	5.000%	10/1/19 (4)	1,000	1,059
Riverside County CA Redevelopment
Successor Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,286
Riverside County CA Redevelopment
Successor Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,508

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Riverside County CA Redevelopment
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,220
Riverside County CA Redevelopment
Successor Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,376
Riverside County CA Redevelopment
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,729
Riverside County CA Redevelopment
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,376
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/30	3,000	3,486
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/31	4,075	4,735
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/32	3,000	3,478
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/33	2,000	2,314
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	2,186
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	3,046
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	5,616
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	2,865
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	2,181
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	2,850
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	1,721
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	6,229
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,551
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	6,120	6,570
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/29	330	399
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	200	241
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	770	906
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/31	530	621
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	250	298
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	1,310	1,530
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	350	414
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	1,000	1,163
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	250	295
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	3,425	3,968

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/36	4,500	4,791
Roseville CA Financing Authority Special Tax
Revenue	3.000%	9/1/18	500	505
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/19	850	880
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/20	550	578
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/21	700	746
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/22	1,000	1,075
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/23	550	627
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/24	1,100	1,270
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/27	1,100	1,313
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/29	750	879
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/30 (4)	2,000	2,365
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/31 (4)	2,665	3,144
Roseville CA Joint Union High School District
GO	0.000%	8/1/29 (4)	3,215	2,208
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,205	4,233
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,353
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,160	2,294
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	625	712
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	210	244
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,131
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	546
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	509
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	356
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	329
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	425	498
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	292

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	581
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,336
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,463
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,526
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/19	3,990	4,252
Sacramento CA City Financing Authority
Revenue	4.000%	12/1/20	3,700	3,948
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/20	2,000	2,192
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/32 (15)	1,300	1,511
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/33 (15)	1,725	1,998
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/25 (14)	5,000	3,979
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/27 (14)	15,815	11,584
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/31 (14)	5,000	3,027
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/34 (14)	3,990	2,093
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	544
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	425	475
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	760	869
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	741
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,217
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,366
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,125
Sacramento CA Financing Authority Lease
Revenue	4.000%	12/1/18	3,660	3,756
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/18	2,000	2,072
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/20	1,405	1,529
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	2,920	2,997
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	5,895	6,050
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	11,754

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	1,325	1,589
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	4,630	4,753
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,246
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	2,475	3,020
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	9,380	9,629
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,400	2,970
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	3,070	3,151
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,728
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,330
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,296
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	405	440
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	925	1,006
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	975	1,060
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	1,100	1,196
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	1,155	1,256
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/22	680	738
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/28	1,575	1,703
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/29	1,660	1,793
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/30	1,875	2,013
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/31	1,970	2,113
Sacramento CA Transportation Authority
Sales Tax Revenue	5.000%	10/1/21	2,300	2,577
Sacramento CA Unified School District GO	2.000%	8/1/18 (4)	1,545	1,553
Sacramento CA Unified School District GO	3.000%	8/1/19 (4)	1,215	1,245
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,038
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,084
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	826
Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,150	1,344
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,726
Sacramento County CA Airport Revenue	5.000%	7/1/18 (Prere.)	265	271
Sacramento County CA Airport Revenue	5.000%	7/1/18 (Prere.)	330	337
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	1,735	1,773
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,170	2,217
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,824

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,351
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	5,637
Sacramento County CA Airport Revenue	5.000%	7/1/35	1,000	1,155
Sacramento County CA Airport Revenue	5.000%	7/1/36	2,000	2,302
Saddleback Valley CA Unified School
District GO	4.000%	8/1/20	2,100	2,236
Saddleback Valley CA Unified School
District GO	4.000%	8/1/26	2,725	3,147
San Bernardino CA City Unified School
District GO	5.000%	8/1/18	2,350	2,407
San Bernardino CA City Unified School
District GO	5.000%	8/1/20 (4)	765	832
San Bernardino CA City Unified School
District GO	5.000%	8/1/21 (4)	1,230	1,374
San Bernardino CA City Unified School
District GO	5.000%	8/1/22 (4)	1,525	1,743
San Bernardino CA City Unified School
District GO	5.000%	8/1/23 (4)	1,100	1,283
San Bernardino CA City Unified School
District GO	5.000%	8/1/24 (4)	1,400	1,628
San Bernardino CA City Unified School
District GO	5.000%	8/1/28 (4)	470	573
San Bernardino CA City Unified School
District GO	5.000%	8/1/29 (4)	550	665
San Bernardino CA City Unified School
District GO	5.000%	8/1/30 (4)	630	757
San Bernardino CA City Unified School
District GO	5.000%	8/1/31 (4)	230	274
San Bernardino CA Community College
District GO	0.000%	8/1/23 (4)	2,655	2,351
San Bernardino CA Community College
District GO	5.000%	8/1/24	4,375	5,145
San Bernardino CA Community College
District GO	5.000%	8/1/25	4,550	5,338
San Bernardino CA Community College
District GO	5.000%	8/1/26	4,150	4,881
San Bernardino CA Community College
District GO	0.000%	8/1/29	1,000	684
San Bernardino CA Community College
District GO	5.000%	8/1/29	5,000	5,897
San Bernardino CA Community College
District GO	0.000%	8/1/30	1,100	713
San Bernardino CA Community College
District GO	0.000%	8/1/31	1,000	614
San Bernardino CA Community College
District GO	5.000%	8/1/31	8,370	9,794
San Bernardino CA Community College
District GO	0.000%	8/1/32	1,100	634
San Bernardino CA Community College
District GO	0.000%	8/1/33	1,165	635
San Bernardino County CA Medical Center
COP	5.500%	8/1/22 (14)	8,940	9,883
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,787

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/29	860	1,049
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/31	2,000	2,410
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/32	1,750	2,097
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/34	1,500	1,781
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/35	1,500	1,774
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/36	1,500	1,773
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/37	1,000	1,180
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/38	1,150	1,355
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,670	9,720
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,000	2,242
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	5,000	5,605
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	9,830	11,020
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,380	3,789
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,579
San Diego CA Community College District GO	5.000%	8/1/30	1,270	1,481
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,164
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,502
San Diego CA Community Facilities District
No. 1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,323
San Diego CA Community Facilities District
No. 1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,465	3,771
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	6,000	6,304
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	1,825	1,917
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	3,000	3,150
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	2,000	2,107
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/20	9,775	10,601
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	5,000	5,450
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/21	5,765	6,432
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,040	11,745
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/34	5,000	5,955
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/35	5,000	5,926
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/36	5,000	5,905

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/19 (Prere.)	4,215	4,455
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/19 (Prere.)	5,000	5,295
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	5,355	5,867
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/22	3,220	3,705
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/25	4,175	5,103
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/26	10,710	13,272
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,266
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,726
San Diego CA Redevelopment Agency Tax
Allocation	4.000%	9/1/18	2,950	3,011
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/19	1,000	1,058
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/20	1,000	1,091
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/21	2,135	2,390
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/22	1,000	1,145
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/23	1,030	1,205
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	9,430
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	10,438
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	16,759
San Diego CA Unified School District GO	5.000%	7/1/22	1,565	1,791
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	14,914
San Diego CA Unified School District GO	5.000%	7/1/24	1,735	2,068
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,855
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,055
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,060	1,322
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	6,694
San Diego CA Unified School District GO	5.000%	7/1/26	20,040	24,419
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	20,885	26,487
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,565	9,594
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	6,489
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,863
San Diego CA Unified School District GO	5.000%	7/1/28	6,535	7,902
San Diego CA Unified School District GO	5.000%	7/1/28	700	846
4 San Diego CA Unified School District GO	0.000%	7/1/29	1,250	866
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,284
San Diego CA Unified School District GO	5.000%	7/1/29	3,295	3,992
San Diego CA Unified School District GO	5.000%	7/1/29	750	903
4 San Diego CA Unified School District GO	0.000%	7/1/30	2,000	1,322
San Diego CA Unified School District GO	0.000%	7/1/30	2,170	1,467
San Diego CA Unified School District GO	0.000%	7/1/30	10,255	6,931
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,690
4 San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,447

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,664
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,430
4 San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,193
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,086
San Diego CA Unified School District GO	5.000%	7/1/32	3,000	3,649
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,166
San Diego CA Unified School District GO	5.000%	7/1/33	4,320	5,234
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,238
San Diego CA Unified School District GO	4.000%	7/1/34	2,000	2,178
San Diego CA Unified School District GO	4.000%	7/1/35	3,500	3,758
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,676
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	5,563
San Diego County CA COP	5.000%	10/15/24	2,125	2,553
San Diego County CA COP	5.000%	10/15/25	5,225	6,259
San Diego County CA COP	5.000%	10/15/26	2,590	3,093
San Diego County CA COP	5.000%	10/15/27	2,000	2,382
San Diego County CA COP	5.000%	10/15/28	1,400	1,662
San Diego County CA COP	5.000%	10/15/29	2,000	2,367
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/18	460	475
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/19	480	509
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/22	425	485
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/23	1,665	1,843
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/24	750	885
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/26	1,145	1,358
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/28	1,450	1,693
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/30	1,205	1,389
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/23	3,900	4,224
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/25	9,000	9,738
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/26	200	245
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/26	6,000	6,489
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/27	300	372
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/28	350	430

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/28	3,000	3,240
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/29	310	379
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30	500	606
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/31	1,250	1,509
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/32	1,000	1,203
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/33	1,305	1,564
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/34	1,000	1,195
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/35	1,000	1,191
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/36	2,750	3,270
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/37	1,655	1,964
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	2,420	2,517
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,820	5,013
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,285	4,456
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/19 (Prere.)	5,780	6,044
San Diego County CA Water Authority
Financing Agency Water Revenue	5.000%	11/1/19 (Prere.)	2,000	2,130
San Diego County CA Water Authority
Revenue	3.000%	5/1/21	5,000	5,216
San Diego County CA Water Authority
Revenue	5.000%	5/1/26	2,065	2,539
San Diego County CA Water Authority
Revenue	5.000%	5/1/30	5,000	5,541
San Diego County CA Water Authority
Revenue	5.000%	5/1/32	10,000	12,019
San Diego County CA Water Authority
Revenue	5.000%	5/1/35	13,795	16,384
San Diego County CA Water Authority
Revenue COP	5.250%	5/1/21 (14)	6,725	7,553
San Diego County CA Water Authority
Revenue COP	5.250%	5/1/22 (14)	7,075	8,163
3 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.980%	12/7/17	6,315	6,315
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/28	1,685	2,037
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	6,580	7,107

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/36	1,825	2,192
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20	1,040	1,132
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	10,379
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	1,070	1,226
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/27	5,350	6,473
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/28	2,500	3,015
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/29	2,555	2,906
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,800	3,181
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/31	2,215	2,646
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/32	1,625	1,935
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/33	1,500	1,774
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,543
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,663
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,672
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	4,886
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,800
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	5,126
San Francisco CA City & County COP	5.000%	4/1/27	13,095	15,780
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,588
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,439
San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,042
San Francisco CA City & County COP	4.000%	4/1/35	9,870	10,504
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,435
San Francisco CA City & County COP	4.000%	4/1/36	10,665	11,327
San Francisco CA City & County GO	5.000%	6/15/19	1,045	1,101
San Francisco CA City & County GO	5.000%	6/15/20	500	543
San Francisco CA City & County GO	5.000%	6/15/22	2,625	2,976
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,532
San Francisco CA City & County GO	5.000%	6/15/26	4,010	4,669
San Francisco CA City & County GO	5.000%	6/15/27	5,785	6,729
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,624
San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,991
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	2,000	2,031
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18 (4)	1,000	1,016

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,309
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,309
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,431
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	3,095
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,100	5,673
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	1,150	1,278
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	550	613
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,150	1,281
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,200	1,337
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	2,865	3,092
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	6,045	6,878
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	1,625	1,849
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	5,050	5,876
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	3,060	3,561
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/24	5,775	6,511
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	1,800	2,138
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	3,105	3,687
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/25	3,625	4,133
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	2,050	2,478
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	6,055	7,318
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	1,930	2,356
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,305	2,545
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,175	2,642
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,625	8,696
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	8,625	9,144
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	1,755	2,121
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	4,790	5,274

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	1,000	1,203
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	5,030	5,535
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	635	760
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/26	5,865	7,115
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/26	1,795	2,177
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/27	1,885	2,278
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/30	13,170	14,959
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/34	9,495	11,157
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/35	9,980	11,681
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/36	10,495	12,235
San Francisco CA City & County Public
Utilities Commission Water Revenue	3.000%	11/1/18	1,400	1,422
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,705	2,879
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,960	3,150
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	10,000	10,652
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	1,000	1,065
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19	1,020	1,086
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	440	468
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,555	2,722
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/20	2,010	2,206
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/21	1,140	1,284
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/22	900	1,038
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/23	4,245	5,003
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,679
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/24	4,560	5,478
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/24	1,000	1,201
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/25	6,010	7,269
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/27	7,755	9,302

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/27	1,000	1,178
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	10/1/28	10,235	11,666
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/28	2,640	3,121
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/28	5,355	6,395
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,528
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/28	1,830	2,163
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,894
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	11,000	12,358
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	6,530	7,382
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	12,685	15,081
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,750
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,272
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/30	3,660	4,059
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/30	3,470	4,087
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/30	10,335	11,644
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/30	4,230	4,983
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/30	2,025	2,385
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	10/1/31	2,000	2,378
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	10/1/31	14,015	15,891
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	3,650	4,287
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	5,730	6,457
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	1,000	1,164
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	4,450	5,226
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	2,130	2,502
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	10/1/32	3,000	3,553
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	3,835	4,499
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	2,625	3,080

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	2,240	2,628
4 San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	4,680	5,490
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/33	9,000	10,109
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/33	6,000	7,170
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/34	5,000	5,605
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/34	4,020	4,776
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/35	7,000	8,267
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/36	8,600	9,275
San Francisco CA City & County
Redevelopment Agency Community
Facilities District No. 7 Special Tax Revenue
(Hunters Point Shipyard Improvements)	5.000%	8/1/30	525	592
San Francisco CA City & County
Redevelopment Agency Community
Facilities District No. 7 Special Tax Revenue
(Hunters Point Shipyard Improvements)	5.000%	8/1/33	680	755
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/19	220	232
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	141
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	178
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	142
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	139
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	440	519
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	860	1,014

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	275	325
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	159
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	479
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	480
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	282
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	1,405	1,700
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	500	607
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	601
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	603
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	164
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	810	971
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	745	887
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	535

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	550	652
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	710	837
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	463
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	450	527
San Francisco CA City & County
Redevelopment Financing Authority
Tax Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	1,000	1,171
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	860	1,010
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	606
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	670	781
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	660	769
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	750	877
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	700	812
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	660	766
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	555	646

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	258
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	400	462
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	900	1,040
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	595	689
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	350	403
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	625	719
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	780	901
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,239
San Francisco CA City & County Unified
School District GO	5.000%	6/15/24	1,080	1,287
San Francisco CA City & County Unified
School District GO	5.000%	6/15/27	6,455	7,622
San Francisco CA City & County Unified
School District GO	5.000%	6/15/28	10,170	12,015
San Francisco CA City & County Unified
School District GO	4.000%	6/15/30	2,470	2,547
San Francisco CA City & County Unified
School District GO	5.000%	6/15/31	7,965	8,556
San Francisco CA City & County Unified
School District GO	4.000%	6/15/32	5,300	5,566
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,826
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,488
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,452
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,889
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	9,823

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	9,249
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/19	2,000	2,063
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/20	1,000	1,055
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/21	710	765
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/22	300	341
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/33	7,010	8,378
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/34	1,200	1,428
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	5,750	6,825
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/22 (14)	570	517
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	14,551
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	5,931
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	12,786
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	4,375	5,071
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,761
San Jose CA Airport Revenue	5.000%	3/1/26	4,610	5,069
San Jose CA Airport Revenue	5.000%	3/1/29	200	242
San Jose CA Airport Revenue	5.000%	3/1/30	250	300
San Jose CA Airport Revenue	5.000%	3/1/33	500	593
San Jose CA Airport Revenue	5.000%	3/1/34	500	591
San Jose CA Airport Revenue	5.000%	3/1/36	3,000	3,529
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,150	1,153
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	8,000	8,024
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,495	2,502
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,376
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	5,100	5,115
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.250%	8/1/23 (10)	50	50
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,235
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	16,408
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	11,539
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	619

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	871
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,478
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	4.500%	8/1/21 (2)	1,000	1,002
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion &
Renovation Project)	6.125%	5/1/31	5,000	5,697
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/19	1,000	1,058
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/20	1,000	1,091
San Juan CA Unified School District GO	2.000%	8/1/18	2,780	2,794
San Juan CA Unified School District GO	2.000%	8/1/18	2,850	2,865
San Juan CA Unified School District GO	2.000%	8/1/18	6,595	6,629
San Juan CA Unified School District GO	2.000%	8/1/19	14,365	14,477
San Juan CA Unified School District GO	2.500%	8/1/19	9,725	9,880
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	8,317
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	9,767
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	983
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,106
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	569
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,211
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	675
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,102
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/25 (4)	700	838
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/26 (4)	600	726
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/27 (4)	600	735
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/28 (4)	890	1,083
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/30 (4)	750	902
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/31 (4)	1,060	1,269
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/32 (4)	850	1,013
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/33 (4)	635	753
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/35 (4)	1,000	1,177
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/36 (4)	1,300	1,526

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/37 (4)	1,750	2,049
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	1,906
San Marcos CA Unified School District GO	5.000%	8/1/29	2,100	2,570
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,345
San Marcos CA Unified School District GO	5.000%	8/1/30	4,000	4,865
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,291
San Marcos CA Unified School District GO	5.000%	8/1/31	3,000	3,626
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,543
San Marcos CA Unified School District GO	4.000%	8/1/32	300	329
San Marcos CA Unified School District GO	5.000%	8/1/34	3,000	3,575
San Marcos CA Unified School District GO	5.000%	8/1/35	3,000	3,558
San Marcos CA Unified School District GO	5.000%	8/1/36	3,375	3,990
San Marcos CA Unified School District GO	4.000%	8/1/37	4,000	4,295
San Marcos CA Unified School District GO	4.000%	8/1/38	9,125	9,766
San Mateo CA Union High School District GO	0.000%	9/1/23 (Prere.)	2,725	2,338
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	1,315	1,540
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	725	849
San Mateo CA Union High School District GO	0.000%	9/1/24	2,665	2,251
San Mateo CA Union High School District GO	5.000%	9/1/30	1,285	1,495
San Mateo CA Union High School District GO	5.000%	9/1/31	715	831
San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,437
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,329
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	5,164
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,434
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,336
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,171
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,350
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	2,455	2,506
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/19	3,250	3,381
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/20	3,095	3,293
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/21	1,000	1,085
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/22	1,245	1,429
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/23	1,505	1,765

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/33	5,000	5,385
San Mateo County CA Transportation
Authority Revenue	4.000%	6/1/20	770	817
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/20	750	815
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/21	1,385	1,547
San Mateo County CA Transportation
Authority Revenue	4.000%	6/1/22	600	660
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/22	785	900
San Mateo County CA Transportation
Authority Revenue	4.000%	6/1/23	1,520	1,695
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/23	840	985
San Mateo County CA Transportation
Authority Revenue	4.000%	6/1/24	750	849
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/24	1,250	1,499
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/25	1,245	1,519
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/31	1,365	1,614
San Mateo-Foster City CA School District GO	4.000%	8/1/19	1,000	1,041
San Mateo-Foster City CA School District GO	4.000%	8/1/34	1,580	1,695
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	6/15/18 (4)	925	938
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,136
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,250	1,448
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,055
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,146
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,602
San Rafael CA High School District GO	0.000%	8/1/29 (14)	6,505	4,613
San Ramon CA Public Financing Authority
Tax Allocation Revenue	0.000%	2/1/25 (2)	1,020	827
San Ramon CA Public Financing Authority
Tax Allocation Revenue	0.000%	2/1/27 (2)	1,700	1,263
San Ramon CA Public Financing Authority
Tax Allocation Revenue	0.000%	2/1/28 (2)	1,800	1,278
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,803
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,882
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	1,962
San Ramon Valley CA Unified School District
GO	4.000%	8/1/32	2,000	2,154

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Ysidro CA School District COP	5.000%	9/1/27 (15)	100	114
San Ysidro CA School District COP	5.000%	9/1/31 (15)	200	227
San Ysidro CA School District COP	5.000%	9/1/34 (15)	200	226
San Ysidro CA School District COP	5.000%	9/1/37 (15)	320	359
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,692
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	2,398
Santa Barbara CA Unified School District GO	4.000%	8/1/30	840	938
Santa Barbara CA Unified School District GO	4.000%	8/1/30	300	335
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,110
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,525	2,822
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	3,775	4,101
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,115	4,471
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,405	4,786
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,715	5,123
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,561
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,361
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,559
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,722
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,288
Santa Clara CA Unified School District GO	4.000%	7/1/29	6,650	7,388
Santa Clara CA Unified School District GO	4.000%	7/1/29	8,235	9,149
Santa Clara CA Unified School District GO	4.000%	7/1/30	8,800	9,656
Santa Clara CA Unified School District GO	4.000%	7/1/33	8,750	9,448
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/18	5,690	5,833
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/18 (Prere.)	10,000	10,171
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,215	4,572
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,442
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	6,941
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/22	4,090	4,685
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/24	6,260	7,491
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/25	6,510	7,925
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/26	6,800	8,215
Santa Clara County CA GO	5.000%	8/1/28	8,830	10,066
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/22	685	786
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/23	375	440
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/24	275	329
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/25	605	692
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/26	650	749

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	545	661
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/30	1,200	1,450
Santa Clara Valley CA Water District COP	4.000%	6/1/18	520	527
Santa Clara Valley CA Water District COP	4.000%	6/1/19	1,000	1,037
Santa Clara Valley CA Water District COP	5.000%	6/1/20	575	624
Santa Clara Valley CA Water District COP	5.000%	6/1/21	525	586
Santa Clara Valley CA Water District COP	5.000%	6/1/22	525	601
Santa Clara Valley CA Water District COP	5.000%	6/1/23	750	878
Santa Clarita CA Community College District
GO	0.000%	8/1/29 (4)	2,480	1,755
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,109
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	3,872
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	8,853
Santa Monica CA Community College District
GO	4.000%	8/1/30	2,000	2,160
Santa Monica CA Community College District
GO	4.000%	8/1/32	2,565	2,757
Santa Monica CA Community College District
GO	4.000%	8/1/33	3,510	3,751
Santa Monica-Malibu CA Unified School
District GO	5.000%	7/1/29	200	247
Santa Monica-Malibu CA Unified School
District GO	5.000%	7/1/30	250	307
Santa Monica-Malibu CA Unified School
District GO	5.000%	7/1/31	350	427
Santa Monica-Malibu CA Unified School
District GO	4.000%	8/1/31	1,600	1,741
Santa Monica-Malibu CA Unified School
District GO	5.000%	7/1/32	250	304
Santa Monica-Malibu CA Unified School
District GO	5.000%	7/1/33	250	303
Santa Monica-Malibu CA Unified School
District GO	4.000%	8/1/33	1,150	1,240
Santa Monica-Malibu CA Unified School
District GO	5.000%	7/1/34	315	380
Santa Monica-Malibu CA Unified School
District GO	5.000%	7/1/35	350	421
Santa Monica-Malibu CA Unified School
District GO	4.000%	7/1/36	430	465
Santa Monica-Malibu CA Unified School
District GO	4.000%	7/1/37	465	501
Santa Rosa CA High School District GO	4.000%	5/1/18	2,230	2,256
Santa Rosa CA High School District GO	5.000%	5/1/19	2,040	2,141
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,245
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21	1,250	1,404
Santa Rosa CA Wastewater Revenue	5.000%	9/1/22	1,060	1,220
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23	900	1,058
Santa Rosa CA Wastewater Revenue	5.000%	9/1/24	825	987
Santa Rosa CA Wastewater Revenue	5.000%	9/1/25	750	911

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Santa Rosa CA Wastewater Revenue	5.000%	9/1/26	790	973
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	7,939
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,265
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,469
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,425	1,615
Santee CA CDC Successor Agency Tax
Allocation Revenue	4.000%	8/1/20	590	626
Santee CA CDC Successor Agency Tax
Allocation Revenue	4.000%	8/1/21	600	647
Santee CA CDC Successor Agency Tax
Allocation Revenue	5.000%	8/1/22	570	649
Shasta-Tehama-Trinity CA Joint Community
College District GO	5.000%	8/1/31	300	364
Shasta-Tehama-Trinity CA Joint Community
College District GO	5.000%	8/1/32	275	332
Shasta-Tehama-Trinity CA Joint Community
College District GO	4.000%	8/1/36	700	755
Shasta-Tehama-Trinity CA Joint Community
College District GO	4.000%	8/1/37	1,000	1,075
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/18	1,960	2,002
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,161
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/20 (15)	2,120	2,312
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/20	350	382
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/21	725	813
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/24	1,000	1,200
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/28	1,000	1,194
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/35	1,000	1,163
Simi Valley CA Unified School District GO	5.000%	8/1/20	1,500	1,634
Simi Valley CA Unified School District GO	5.000%	8/1/21	1,220	1,365
Simi Valley CA Unified School District GO	5.000%	8/1/22	1,500	1,719
Simi Valley CA Unified School District GO	5.000%	8/1/23	2,500	2,927
Simi Valley CA Unified School District GO	5.000%	8/1/24	3,455	4,124
Simi Valley CA Unified School District GO	5.000%	8/1/25	2,785	3,380
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,376
Simi Valley CA Unified School District GO	5.000%	8/1/26	2,025	2,491
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	2,194
Simi Valley CA Unified School District GO	0.000%	8/1/28 (4)	4,785	3,484
Simi Valley CA Unified School District GO	4.000%	8/1/36	1,240	1,321
Simi Valley CA Unified School District GO	4.000%	8/1/37	1,320	1,399
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,125	2,316
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,665	2,897
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/20	1,405	1,546

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/22	2,445	2,826
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,120
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,406
South San Francisco CA Unified School
District GO	4.000%	9/1/33	2,000	2,167
[2,3] South San Francisco CA Unified School
District GO TOB VRDO	0.960%	12/7/17	6,490	6,490
Southern California Public Power Authority
Revenue	5.000%	1/1/19 (Prere.)	4,500	4,667
Southern California Public Power Authority
Revenue	5.000%	7/1/23	500	518
Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,760	8,156
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,830
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,413
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	11,631
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	1/1/20 (Prere.)	6,950	7,477
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,359
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,117
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,463
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/24	2,365	2,637
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/25	1,675	1,867
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,393
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,114
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	3,791
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,706
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,705
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,337
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,335
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,073
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,270	6,099

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,857
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	8,280
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,500	4,178
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,040	2,419
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	4,625	5,592
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/19	1,000	1,057
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/20	1,000	1,090
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/22	900	1,032
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/23	1,350	1,581
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/24	700	837
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/25	805	977
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/26	725	872
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/27	1,340	1,611
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/29	1,500	1,782
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/30	1,120	1,328
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/31	1,470	1,735
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/32	2,410	2,831
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/33	2,325	2,721
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/34	3,400	3,963
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/35	2,840	3,304
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/36	3,000	3,481
Southwestern California Community College
District GO	0.000%	8/1/24	750	645
Southwestern California Community College
District GO	0.000%	8/1/25	1,090	888
Southwestern California Community College
District GO	0.000%	8/1/26	2,000	1,557
Southwestern California Community College
District GO	0.000%	8/1/27	2,000	1,483
Southwestern California Community College
District GO	0.000%	8/1/28	2,535	1,782
Southwestern California Community College
District GO	5.000%	8/1/28	175	218

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Southwestern California Community College
District GO	5.000%	8/1/29	300	369
Southwestern California Community College
District GO	5.000%	8/1/29	1,000	1,213
Southwestern California Community College
District GO	5.000%	8/1/30	300	366
Southwestern California Community College
District GO	4.000%	8/1/31	275	301
Southwestern California Community College
District GO	4.000%	8/1/32	250	272
Southwestern California Community College
District GO	4.000%	8/1/32	1,000	1,081
Southwestern California Community College
District GO	4.000%	8/1/33	300	326
Southwestern California Community College
District GO	4.000%	8/1/33	2,150	2,316
Southwestern California Community College
District GO	4.000%	8/1/34	1,750	1,878
Southwestern California Community College
District GO	4.000%	8/1/35	1,500	1,604
Southwestern California Community College
District GO	4.000%	8/1/36	1,200	1,288
Southwestern California Community College
District GO	4.000%	8/1/37	2,385	2,555
Southwestern California Community College
District GO	4.000%	8/1/38	1,750	1,871
St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	4,055
State Center California Community College
District GO	4.000%	8/1/34	1,000	1,083
State Center California Community College
District GO	4.000%	8/1/36	1,045	1,121
State Center California Community College
District GO	4.000%	8/1/37	1,000	1,069
State of California	5.000%	10/1/23	860	1,006
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/20 (15)	580	615
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/21 (15)	450	486
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/22 (15)	950	1,041
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/23 (15)	660	732
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/24 (15)	1,025	1,145
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/25 (15)	1,100	1,237
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/26 (15)	1,135	1,283
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,145
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,015	1,185
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,190

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,473
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,612
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,455
Stockton CA Public Financing Authority
Water Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,209
Stockton CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,600	1,888
Stockton CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29 (4)	1,500	1,758
Stockton CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33 (4)	2,890	3,336
Stockton CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/34 (4)	2,000	2,304
Stockton CA Unified School District GO	4.000%	8/1/18	2,500	2,544
Stockton CA Unified School District GO	4.000%	8/1/19	3,470	3,605
Stockton CA Unified School District GO	5.000%	8/1/20	930	1,012
Stockton CA Unified School District GO	5.000%	8/1/21	2,185	2,440
Stockton CA Unified School District GO	5.000%	8/1/22	2,650	3,028
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,264
Stockton CA Unified School District GO	5.000%	8/1/23	2,055	2,396
Stockton CA Unified School District GO	5.000%	7/1/24 (4)	1,570	1,786
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,162
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	693
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,099
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,790
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,150
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,354
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,563
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,391
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,015	1,182
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,183
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,415
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,360	1,596
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,496
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,622
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,158
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,000	1,168
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,190
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,142
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,246
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/24	100	119
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25	200	243
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26	330	407

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	2.000%	12/15/18	500	503
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/19	500	523
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/20	750	798
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/21	1,495	1,610
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	800	908
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,609
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	2,012
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,123
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,000	1,193
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,201
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28 (4)	500	596
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29 (4)	500	592
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/30 (4)	500	589
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/31 (4)	1,000	1,174
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/32 (4)	785	918
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/33 (4)	1,650	1,921
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/34 (4)	1,705	1,977
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/35 (4)	2,620	3,026
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/36 (4)	2,765	3,183
4 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/37 (4)	2,350	2,699
Temecula Valley CA Unified School District GO	0.000%	8/1/32 (15)	2,000	1,999
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/18	350	356
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/19	250	264
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/20	250	272
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	1,005
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	400	467
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	400	476

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	960	1,160
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/19 (Prere.)	5,115	5,319
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	1,620	1,736
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,105	2,256
Turlock CA Irrigation District Revenue	5.000%	1/1/21	2,185	2,334
Turlock CA Irrigation District Revenue	5.000%	1/1/22	3,310	3,534
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,698
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,016
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,540
Turlock CA Irrigation District Revenue	5.000%	1/1/37	5,615	6,540
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/22	1,390	1,555
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/23	750	853
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/24	760	872
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/25	2,820	3,262
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/26	2,300	2,638
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/27	3,915	4,452
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/29	3,640	4,094
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/30	3,500	3,924
Twin Rivers CA Unified School District GO	4.000%	8/1/18	625	636
Twin Rivers CA Unified School District GO	4.000%	8/1/18	600	611
Twin Rivers CA Unified School District GO	5.000%	8/1/19	1,645	1,737
Twin Rivers CA Unified School District GO	5.000%	8/1/19	600	634
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	475	517
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	750	817
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	550	615
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	850	951
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	500	572
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	625	715
Ukiah CA Unified School District GO	0.000%	8/1/25 (14)	3,175	2,603
Union CA Elementary School District GO	0.000%	9/1/29 (14)	1,335	930
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/31	1,820	2,129
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/32	1,360	1,584
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/33	3,000	3,491
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/35	1,250	1,447
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/36	1,000	1,154

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/24	6,000	7,128
University of California Regents Medical
Center Pooled Revenue	4.000%	5/15/25	10,000	11,333
University of California Regents Medical
Center Pooled Revenue	4.000%	5/15/26	10,000	11,407
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/28	5,000	5,966
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/29	5,000	5,929
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/30	3,000	3,539
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/32	8,440	9,879
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/32	14,940	17,175
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/33	12,105	14,109
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/33	5,000	5,742
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/34	14,000	16,260
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/35	10,125	11,718
University of California Regents Medical
Center Pooled Revenue	4.500%	5/15/36	10,000	11,003
University of California Revenue	5.000%	5/15/19	15,815	16,616
University of California Revenue	5.000%	5/15/19	5,250	5,519
University of California Revenue	5.750%	5/15/19 (Prere.)	3,000	3,182
University of California Revenue	5.000%	5/15/20	8,250	8,941
University of California Revenue	5.000%	5/15/20	4,385	4,753
University of California Revenue	5.000%	5/15/21	3,155	3,519
University of California Revenue	5.000%	5/15/22	5,420	6,026
University of California Revenue	5.000%	5/15/23	1,980	2,317
University of California Revenue	5.000%	5/15/25	2,480	3,015
University of California Revenue	5.000%	5/15/25	9,050	10,976
University of California Revenue	5.000%	5/15/27	7,010	8,448
University of California Revenue	5.000%	5/15/27	10,900	12,080
University of California Revenue	5.000%	5/15/28	9,135	10,959
University of California Revenue	5.000%	5/15/28	7,080	8,489
University of California Revenue	5.000%	5/15/28	11,680	12,932
University of California Revenue	5.000%	5/15/30	1,400	1,613
University of California Revenue	5.000%	5/15/30	1,020	1,229
University of California Revenue	5.000%	5/15/31	2,290	2,709
University of California Revenue	5.000%	5/15/32	14,020	15,757
University of California Revenue	5.000%	5/15/32	8,450	10,099
University of California Revenue	5.250%	5/15/32	5,000	5,919
University of California Revenue	5.000%	5/15/33	10,110	11,578
University of California Revenue	5.000%	5/15/33	6,995	8,208
University of California Revenue	5.000%	5/15/33	5,000	5,955
University of California Revenue	5.000%	5/15/33	12,000	14,421
University of California Revenue	5.000%	5/15/33	15,415	17,653
University of California Revenue	5.000%	5/15/34	6,395	7,655
University of California Revenue	5.000%	5/15/34	3,915	4,646

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/34	12,800	15,323
University of California Revenue	5.000%	5/15/34	15,900	18,156
University of California Revenue	5.000%	5/15/35	5,100	6,082
University of California Revenue	5.000%	5/15/35	1,910	2,259
University of California Revenue	5.000%	5/15/35	11,275	13,445
University of California Revenue	5.000%	5/15/36	5,425	6,402
University of California Revenue	5.000%	5/15/36	15,750	18,738
University of California Revenue	5.000%	5/15/37	5,000	5,935
University of California Revenue	5.000%	5/15/37	15,410	18,291
University of California Revenue PUT	1.400%	5/15/21	4,300	4,236
University of California Revenue PUT	5.000%	5/15/23	52,095	60,855
University of California Revenue VRDO	0.960%	12/7/17	14,400	14,400
Upland CA Community Facilities District
No. 2003-2 Improvement Area No. 1
Special Tax Revenue	5.000%	9/1/31	1,110	1,209
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	683
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	865	1,006
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,561
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,617
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,688
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,384
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,377
Ventura County CA Community College
District GO	5.000%	8/1/25	1,915	2,137
Ventura County CA Community College
District GO	5.000%	8/1/27	2,205	2,456
Ventura County CA Community College
District GO	0.000%	8/1/28	15,000	11,106
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,382
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,144
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,278
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,422
Vista CA Joint Powers Financing Authority
Revenue	4.000%	5/1/18	300	303
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	541
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	325	362
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	400	457
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,990	7,075

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/18 (4)	400	411
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	318
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	275	300
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	296
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	383
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	467
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	694
Vista CA Unified School District GO	5.000%	8/1/24	5,000	5,724
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,118
Walnut Valley CA Unified School District GO	5.000%	8/1/23	250	293
Walnut Valley CA Unified School District GO	5.000%	8/1/24	350	418
Washington Township CA Health Care District
GO	5.000%	8/1/23	170	199
Washington Township CA Health Care District
GO	4.000%	8/1/24	625	707
Washington Township CA Health Care District
GO	5.000%	8/1/25	1,425	1,729
Washington Township CA Health Care District
GO	5.000%	8/1/26	1,395	1,716
Washington Township CA Health Care District
Revenue	4.000%	7/1/18	325	329
Washington Township CA Health Care District
Revenue	4.000%	7/1/19	445	458
Washington Township CA Health Care District
Revenue	5.000%	7/1/19	500	523
Washington Township CA Health Care District
Revenue	4.000%	7/1/20	375	392
Washington Township CA Health Care District
Revenue	5.000%	7/1/20	465	498
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	350	383
Washington Township CA Health Care District
Revenue	4.000%	7/1/22	540	577
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	725	807
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	570	642
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	400	450
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	610	696
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	750	856
Washington Township CA Health Care District
Revenue	4.000%	7/1/25	650	704
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	892

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	1,270	1,471
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	785	909
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	900	1,028
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	930	1,077
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	430	498
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	665	762
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	1,005	1,151
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,052
Washington Township CA Health Care District
Revenue	5.000%	7/1/30	1,540	1,755
Washington Township CA Health Care District
Revenue	4.000%	7/1/32	1,000	1,030
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	2,340	2,644
Washington Township CA Health Care District
Revenue	5.000%	7/1/33	2,175	2,444
Washington Township CA Health Care District
Revenue	4.000%	7/1/34	2,970	2,993
Washington Township CA Health Care District
Revenue	4.000%	7/1/36	1,935	1,943
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,293
West Contra Costa CA Unified School District
GO	5.000%	8/1/18	1,000	1,025
West Contra Costa CA Unified School District
GO	5.000%	8/1/20	250	272
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,545
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	6,400	4,611
West Contra Costa CA Unified School District
GO	0.000%	8/1/30 (14)	6,235	4,151
West Contra Costa CA Unified School District
GO	5.000%	8/1/30	3,425	4,025
West Contra Costa CA Unified School District
GO	5.000%	8/1/31	5,690	6,664
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	5,560	6,489
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	1,825	2,144
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,650	1,575
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	3,265	3,797
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	915	1,071

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	1,020	1,194
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	2,010	2,348
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	1,070	1,250
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,400	1,631
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,000	1,165
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,350	2,336
Western Placer CA Unified School District
COP	3.000%	8/1/21 (4)	500	522
Western Placer CA Unified School District
COP	3.000%	8/1/23 (4)	600	634
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	885	972
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	755	829
Western Placer CA Unified School District GO	4.000%	8/1/32 (15)	920	1,002
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	545	588
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	990	1,067
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	630	675
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	1,025	1,099
Western Placer CA Unified School District GO	4.000%	8/1/36 (15)	1,070	1,142
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	840
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	765	876
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,141
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,417
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,735	1,985
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,242
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,585	1,808
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	2,195
Yucaipa Valley CA Water District Water
System Revenue	5.000%	9/1/18	500	514
Yucaipa Valley CA Water District Water
System Revenue	5.000%	9/1/19	1,020	1,079
				12,943,867
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	808
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,235
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,673
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/20	540	576
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/21	400	436
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/22	500	554

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/28	2,115	2,314
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/29	5,035	5,535
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/33	4,000	4,371
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/35	4,450	4,807
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/36	1,450	1,598
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,779
Guam Power Authority Revenue	5.000%	10/1/26	1,810	2,015
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,599
				29,300
Total Tax-Exempt Municipal Bonds (Cost $12,617,240)				12,973,167

				Amount
				($000)
Other Assets and Liabilities (-0.5%)
Other Assets
Investment in Vanguard				779
Receivables for Investment Securities Sold				21,675
Receivables for Accrued Income				129,411
Receivables for Capital Shares Issued				9,364
Variation Margin Receivable—Futures Contracts				1,195
Other Assets				240
Total Other Assets				162,664
Liabilities
Payables for Investment Securities Purchased				(176,316)
Payables for Capital Shares Redeemed				(30,402)
Payables for Distributions				(6,347)
Payables to Vanguard				(6,729)
Variation Margin Payable—Futures Contracts				(2,061)
Other Liabilities				(482)
Total Liabilities				(222,337)
Net Assets (100%)				12,913,494

At November 30, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				12,576,242
Undistributed Net Investment Income				534
Accumulated Net Realized Losses				(17,651)
Unrealized Appreciation (Depreciation)
Investment Securities				355,927
Futures Contracts				(1,558)
Net Assets				12,913,494

California Intermediate-Term Tax-Exempt Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 142,947,762 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,673,034
Net Asset Value Per Share—Investor Shares	$11.70

Admiral Shares—Net Assets
Applicable to 960,411,633 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,240,460
Net Asset Value Per Share—Admiral Shares	$11.70

• See Note A in Notes to Financial Statements.
1 Securities with a value of $3,821,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $190,211,000, representing 1.5% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2017.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2018	3,428	398,826	(1,109)
2-Year U.S. Treasury Note	March 2018	1,160	248,711	(172)
10-Year U.S. Treasury Note	March 2018	1,987	246,481	(1,699)
30-Year U.S. Treasury Bond	March 2018	128	19,420	(7)
				(2,987)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2018	(1,490)	(198,426)	1,437
Ultra Long U.S. Treasury Bond	March 2018	(89)	(14,674)	(8)
				1,429
				(1,558)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November30,2017
($000)
Investment Income
Income
Interest	332,695
Total Income	332,695
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,621
Management and Administrative—Investor Shares	2,397
Management and Administrative—Admiral Shares	6,778
Marketing and Distribution—Investor Shares	339
Marketing and Distribution—Admiral Shares	902
Custodian Fees	119
Auditing Fees	36
Shareholders’ Reports and Proxy—Investor Shares	73
Shareholders’ Reports and Proxy—Admiral Shares	133
Trustees’ Fees and Expenses	8
Total Expenses	12,406
Net Investment Income	320,289
Realized Net Gain (Loss)
Investment Securities Sold	(2,310)
Futures Contracts	(8,324)
Realized Net Gain (Loss)	(10,634)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	276,799
Futures Contracts	(1,408)
Change in Unrealized Appreciation (Depreciation)	275,391
Net Increase (Decrease) in Net Assets Resulting from Operations	585,046

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	320,289	304,792
Realized Net Gain (Loss)	(10,634)	12,748
Change in Unrealized Appreciation (Depreciation)	275,391	(427,813)
Net Increase (Decrease) in Net Assets Resulting from Operations	585,046	(110,273)
Distributions
Net Investment Income
Investor Shares	(41,380)	(42,106)
Admiral Shares	(277,425)	(262,704)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(318,805)	(304,810)
Capital Share Transactions
Investor Shares	4,005	181,111
Admiral Shares	1,199,133	1,423,231
Net Increase (Decrease) from Capital Share Transactions	1,203,138	1,604,342
Total Increase (Decrease)	1,469,379	1,189,259
Net Assets
Beginning of Period	11,444,115	10,254,856
End of Period[1]	12,913,494	11,444,115

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $534,000 and ($18,000).

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.42	$11.79	$11.78	$11.32	$11.92
Investment Operations
Net Investment Income	. 303[1]	.307	.331	.355	.373
Net Realized and Unrealized Gain (Loss)
on Investments	.278	(.370)	.010	.460	(.600)
Total from Investment Operations	. 581	(. 063)	. 341	. 815	(. 227)
Distributions
Dividends from Net Investment Income	(. 301)	(. 307)	(. 331)	(. 355)	(. 373)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 301)	(. 307)	(. 331)	(. 355)	(. 373)
Net Asset Value, End of Period	$11.70	$11.42	$11.79	$11.78	$11.32
Total Return[2]	5.12%	-0.62%	2.93%	7.29%	-1.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,673	$1,631	$1,509	$1,444	$1,227
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.58%	2.56%	2.81%	3.06%	3.24%
Portfolio Turnover Rate	11%	16%	17%	11%	12%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.42	$11.79	$11.78	$11.32	$11.92
Investment Operations
Net Investment Income	. 314[1]	.319	.340	.364	.382
Net Realized and Unrealized Gain (Loss)
on Investments	.279	(.370)	.010	.460	(.600)
Total from Investment Operations	. 593	(. 051)	. 350	. 824	(. 218)
Distributions
Dividends from Net Investment Income	(.313)	(.319)	(.340)	(.364)	(.382)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 313)	(. 319)	(. 340)	(. 364)	(. 382)
Net Asset Value, End of Period	$11.70	$11.42	$11.79	$11.78	$11.32
Total Return[2]	5.22%	-0.52%	3.01%	7.37%	-1.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,240	$9,813	$8,746	$7,240	$5,652
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.68%	2.66%	2.89%	3.14%	3.32%
Portfolio Turnover Rate	11%	16%	17%	11%	12%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2017, the fund’s average investments in long and short futures contracts represented 5% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

California Intermediate-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2017, the fund had contributed to Vanguard capital in the amount of $779,000, representing 0.01% of the fund’s net assets and 0.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

California Intermediate-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,973,167	—
Futures Contracts—Assets[1]	1,195	—	—
Futures Contracts—Liabilities[1]	(2,061)	—	—
Total	(866)	12,973,167	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

For tax purposes, at November 30, 2017, the fund had available capital losses totaling $16,793,000 to offset future net capital gains. Of this amount, $7,075,000 is subject to expiration dates; $990,000 may be used to offset future net capital gains through November 30, 2018, and $6,085,000 through November 30, 2019. Capital losses of $9,718,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $38,406,000 expired on November 30, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At November 30, 2017, the cost of investment securities for tax purposes was $12,619,656,000. Net unrealized appreciation of investment securities for tax purposes was $353,511,000, consisting of unrealized gains of $405,562,000 on securities that had risen in value since their purchase and $52,051,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2017, the fund purchased $2,636,387,000 of investment securities and sold $1,219,531,000 of investment securities, other than temporary cash investments.

California Intermediate-Term Tax-Exempt Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2017, such purchases and sales were $543,270,000 and $506,242,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
			Year Ended November 30,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	489,631	41,769	612,863	51,141
Issued in Lieu of Cash Distributions	36,165	3,085	36,716	3,071
Redeemed	(521,791)	(44,773)	(468,468)	(39,255)
Net Increase (Decrease)—Investor Shares	4,005	81	181,111	14,957
Admiral Shares
Issued	3,125,968	267,074	2,723,838	227,485
Issued in Lieu of Cash Distributions	209,413	17,858	199,009	16,646
Redeemed	(2,136,248)	(183,801)	(1,499,616)	(126,396)
Net Increase (Decrease)—Admiral Shares	1,199,133	101,131	1,423,231	117,735

At November 30, 2017, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no material events or transactions occurred subsequent to November 30, 2017, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VCITX	VCLAX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.21%	2.31%

Financial Attributes

		Bloomberg	Bloomberg
		Barclays CA	Barclays
		Muni Bond	Municipal
	Fund	Index	Bond Index

Number of
Bonds	861	7,137	50,546

Yield to Maturity
(before expenses)	2.5%	2.3%	2.5%

Average Coupon	4.3%	4.7%	4.7%

Average Duration	7.3 years	6.0 years	5.9 years

Average Stated
Maturity	17.3 years	13.8 years	13.0 years

Short-Term
Reserves	3.7%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays CA	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.98
Beta	1.21	1.23

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	4.4%
1 - 3 Years	3.8
3 - 5 Years	1.9
5 - 10 Years	7.7
10 - 20 Years	41.7
20 - 30 Years	37.2
Over 30 Years	3.3

Distribution by Credit Quality (% of portfolio)

AAA	7.0%
AA	69.7
A	15.2
BBB	6.4
B	0.4
Not Rated	1.3

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or
Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.
For more information about these ratings, see the Glossary entry for
Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2017, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2007, Through November 30, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
California Long-Term Tax-Exempt Fund
Investor Shares	7.22%	3.37%	4.57%	$15,628
Bloomberg Barclays CA Municipal Bond
Index	5.71	2.88	4.63	15,730
California Municipal Debt Funds
Average	5.96	2.90	4.30	15,231
Bloomberg Barclays Municipal Bond
Index	5.58	2.55	4.38	15,347

California Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
California Long-Term Tax-Exempt Fund
Admiral Shares	7.33%	3.46%	4.65%	$78,793
Bloomberg Barclays CA Municipal Bond
Index	5.71	2.88	4.63	78,650

Bloomberg Barclays Municipal Bond Index	5.58	2.55	4.38	76,734

See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2007, Through November 30, 2017
				Bloomberg
				Barclays CA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.13%	-11.08%	-6.95%	-5.18%
2009	4.96	7.75	12.71	13.21
2010	4.36	0.27	4.63	5.80
2011	4.51	2.09	6.60	7.49
2012	4.30	8.90	13.20	11.80
2013	3.64	-7.60	-3.96	-2.92
2014	4.07	6.72	10.79	9.32
2015	3.62	0.41	4.03	3.30
2016	3.25	-3.80	-0.55	-0.55
2017	3.45	3.77	7.22	5.71

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	0.69%	3.92%	4.04%	0.58%	4.62%
Admiral Shares	11/12/2001	0.80	4.01	4.13	0.58	4.71

California Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.5%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,076
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,526
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,367
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	17,706
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32 (4)	1,000	1,182
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,747
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	18,720
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	1,000	1,141
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	1,000	1,137
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,500	1,587
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	6,550	7,434
Alameda County CA Unified School District
GO	0.000%	8/1/24 (4)	3,510	3,020
Alameda County CA Unified School District
GO	0.000%	8/1/29 (4)	5,000	3,529
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/41	2,225	2,453
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/41	2,250	2,497

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/46	3,255	3,603
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	5,080	5,396
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	10,546
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,000	4,669
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	125	146
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,025	4,698
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/23 (Prere.)	2,350	2,773
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	5,000	5,537
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	8,000	8,797
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	5,000	5,438
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/47	5,000	5,283
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,053
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	25,260	28,639
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	20,000	22,934
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	1,500	1,492
Beverly Hills CA Unified School District GO	4.000%	8/1/40	5,000	5,324
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/28 (4)	2,135	2,471
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	6,476
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	7,627
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	25	30
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	2,500	3,077
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	6,475	7,681
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	2,010	2,429
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/28	1,250	1,511
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/29	1,000	1,200

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,543
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,190	1,281
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,253
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/37	1,130	1,292
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/45	1,425	1,607
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,385
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	12/1/39	2,000	2,313
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/45	5,000	5,701
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/39	5,880	6,710
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	6,500	7,363
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	40	49
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	6,000	8,114
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	3,790	5,061
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	4,000	5,387
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	9,000	12,178
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,451
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/18 (Prere.)	3,420	3,532
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	1.000%	12/7/17	7,388	7,388
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/30	3,225	3,710
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/36	3,235	3,644
California GO	5.250%	3/1/18 (Prere.)	5,335	5,388
California GO	5.250%	3/1/18 (Prere.)	2,215	2,237
California GO	5.250%	3/1/18 (Prere.)	450	454
California GO	5.125%	4/1/18 (Prere.)	3,050	3,089
California GO	5.125%	4/1/18 (Prere.)	5,450	5,520
California GO	5.250%	8/1/18 (Prere.)	5,115	5,251
California GO	6.000%	8/1/19 (14)	140	141
California GO	5.000%	4/1/20	1,460	1,525
California GO	5.000%	9/1/20	5,000	5,450
California GO	5.000%	9/1/21	11,000	12,310
California GO	5.000%	9/1/21	5,000	5,596
California GO	5.000%	11/1/23	7,000	8,203
California GO	5.000%	5/1/24	3,000	3,549

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	11/1/24	6,670	7,950
California GO	5.000%	3/1/25	7,000	7,511
California GO	5.000%	3/1/27	10,000	11,909
California GO	3.500%	8/1/27	9,000	9,939
California GO	5.250%	10/1/27	5,000	5,653
California GO	5.100%	11/1/27	1,475	1,618
California GO	5.000%	3/1/28	10,000	11,894
California GO	5.000%	8/1/28	6,400	7,761
California GO	5.000%	8/1/28	2,875	3,444
California GO	4.000%	9/1/28	6,000	6,733
California GO	5.000%	9/1/28	5,930	7,196
California GO	5.000%	10/1/29	1,400	1,483
California GO	5.250%	10/1/29	4,700	5,005
California GO	5.250%	3/1/30	10,000	10,768
California GO	4.500%	8/1/30	15	15
California GO	5.000%	8/1/30	3,225	3,877
California GO	5.000%	8/1/30	5,500	6,668
California GO	5.250%	9/1/30	6,000	6,764
California GO	5.750%	4/1/31	15,875	16,782
California GO	5.000%	8/1/31	9,460	11,215
California GO	5.000%	8/1/31	14,040	16,941
California GO	5.000%	9/1/31	8,380	10,045
California GO	5.000%	9/1/31	1,800	2,010
California GO	5.000%	10/1/31	4,500	5,279
California GO	5.000%	11/1/31	5,000	6,057
California GO	4.000%	8/1/32	10,000	10,901
California GO	4.000%	9/1/32	7,500	8,181
California GO	5.000%	9/1/32	2,775	3,314
California GO	5.000%	9/1/32	1,045	1,165
California GO	5.000%	10/1/32	8,790	10,287
California GO	5.000%	2/1/33	2,615	2,966
California GO	6.000%	3/1/33	7,000	7,692
California GO	6.500%	4/1/33	33,000	35,215
California GO	5.000%	8/1/33	5,000	5,942
California GO	5.000%	8/1/33	2,635	3,067
California GO	5.000%	10/1/33	4,000	4,670
California GO	5.250%	4/1/35	5,000	5,692
California GO	4.000%	8/1/35	10,000	10,773
California GO	4.000%	9/1/35	9,550	10,294
California GO	5.000%	11/1/35	3,750	4,470
California GO	6.000%	11/1/35	5,000	5,420
California GO	4.000%	8/1/36	10,000	10,749
California GO	5.000%	9/1/36	8,500	9,664
California GO	5.000%	4/1/37	5,000	5,667
California GO	6.000%	4/1/38	21,190	22,424
California GO	5.250%	8/1/38	4,885	5,007
California GO	5.000%	10/1/39	7,615	8,834
California GO	5.500%	11/1/39	3,690	3,967
California GO	6.000%	11/1/39	2,700	2,923
California GO	5.500%	3/1/40	11,500	12,446
California GO	4.000%	12/1/40	5,000	5,307
California GO	5.000%	10/1/41	5,000	5,542
California GO	5.000%	4/1/42	2,000	2,234
California GO	5.000%	9/1/42	8,515	9,603

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	2/1/43	6,265	7,051
California GO	5.000%	4/1/43	6,500	7,340
California GO	5.000%	11/1/43	12,425	14,194
California GO	5.000%	12/1/43	5,335	6,105
California GO	5.000%	5/1/44	5,000	5,669
California GO	5.000%	8/1/45	11,735	13,608
California GO	5.000%	8/1/46	10,000	11,681
California GO	5.000%	11/1/47	5,000	5,932
California GO VRDO	0.770%	12/1/17 LOC	600	600
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,421
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	1,200	1,265
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,472
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	5,000	5,348
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,338
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,760
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,745
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	5,000	6,089
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/30	2,000	2,416
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32	5,000	5,900
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35	5,000	5,841
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39	5,000	5,286
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,879
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/42	7,500	8,564
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County)	6.500%	11/1/38	3,000	3,289
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County)	5.250%	11/1/41	4,025	4,487
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,217
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,528
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	4,275	4,881
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,750	8,816
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	5,048

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,217
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,148
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,711
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	7,000	7,988
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	7,080	8,808
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/44	14,000	14,693
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/47	16,800	21,859
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/51	4,000	4,173
2 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.990%	12/7/17	2,500	2,500
2 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.990%	12/7/17	17,200	17,200
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) VRDO	0.960%	12/7/17	28,300	28,300
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/43	5,300	5,929
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/55	7,000	8,001
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	11/15/56	12,000	13,773
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,154
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,256
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,123
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,682
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,810
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	737
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,808
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/44	1,500	1,688
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,087
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,792

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	6,000	6,921
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	6,977
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/47	10,000	10,407
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.500%	8/15/33	3,920	4,392
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	8,978
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,483
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,702
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	5,000	5,682
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,247
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,474
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	6,500	6,775
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/43	9,000	10,335
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	26,000	29,921
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	22,000	25,308
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.980%	12/7/17	6,000	6,000
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/28	3,400	4,126
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/29	3,445	4,202
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/33	3,000	3,612
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/34	5,000	5,946
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/30	2,000	2,317
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/41	6,100	6,897
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.880%	12/1/17 LOC	800	800
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.880%	12/1/17 LOC	15,200	15,200

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	4.000%	5/15/40	5,415	5,696
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/28	1,220	1,459
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/29	1,290	1,531
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/19 (Prere.)	11,000	11,503
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/42	1,000	1,013
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/23	1,200	1,414
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,462
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,549
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	4,855
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,220
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	4,000	4,336
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/33	625	738
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,381
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,737
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/47	3,500	4,040
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	1,800	2,116
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	2,370	2,731
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/40	5,000	5,544
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/47	9,200	10,297
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/32	750	865
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/34	1,750	1,999
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/37	1,800	2,038

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	5,250	5,909
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	2,500	2,814
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/37	930	1,085
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/35	690	763
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/41	5,000	5,612
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/44	1,800	1,971
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/29	390	475
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/30	275	338
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/31	2,160	2,663
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/32	1,775	2,198
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20 (ETM)	2,420	2,641
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,805
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/46 (15)	7,500	8,544
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.870%	12/1/17 LOC	10,100	10,100
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego County
Water Authority Desalination Project Pipeline)	5.000%	11/21/45	1,480	1,487
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	4,000	4,315
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	6,000	6,353
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/19 (Prere.)	8,250	8,762
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,835
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,462
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,375	3,776
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	4/1/31	1,000	1,188
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/31	2,500	2,971
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/19 (Prere.)	5,000	5,443

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,743
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,718
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	6,000	6,569
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/33	2,220	2,386
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,733
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,613
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,407
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	3,280	3,453
California State University Systemwide
Revenue	5.000%	11/1/30	2,500	2,980
California State University Systemwide
Revenue	5.000%	11/1/30	10,650	12,846
California State University Systemwide
Revenue	5.000%	11/1/31	7,000	8,225
California State University Systemwide
Revenue	5.000%	11/1/31	5,150	6,186
California State University Systemwide
Revenue	5.000%	11/1/32	7,000	8,196
California State University Systemwide
Revenue	5.000%	11/1/32	6,535	7,816
California State University Systemwide
Revenue	4.000%	11/1/37	1,875	1,993
California State University Systemwide
Revenue	5.000%	11/1/37	3,750	4,206
California State University Systemwide
Revenue	5.000%	11/1/37	10,000	11,079
California State University Systemwide
Revenue	4.000%	11/1/38	1,385	1,465
California State University Systemwide
Revenue	5.000%	11/1/38	4,000	4,614
California State University Systemwide
Revenue	5.000%	11/1/42	1,355	1,493
California State University Systemwide
Revenue	5.000%	11/1/43	1,810	2,069
California State University Systemwide
Revenue	5.000%	11/1/47	8,620	9,813
California State University Systemwide
Revenue	5.000%	11/1/47	5,720	6,698
California State University Systemwide
Revenue PUT	3.000%	11/1/19	7,000	7,131
California Statewide Communities
Development Authority Revenue
(899 Charleston Project)	5.250%	11/1/44	1,000	1,065
California Statewide Communities
Development Authority Revenue (899
Charleston Project)	5.375%	11/1/49	2,300	2,466

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue (Adventist
Health System/West)	5.000%	3/1/27	2,000	2,388
California Statewide Communities
Development Authority Revenue (Adventist
Health System/West)	5.000%	3/1/31	4,745	5,517
California Statewide Communities
Development Authority Revenue (Adventist
Health System/West)	5.000%	3/1/45	4,315	4,825
California Statewide Communities
Development Authority Revenue (Buck
Institute for Age Research)	5.000%	11/15/29 (4)	940	1,084
California Statewide Communities
Development Authority Revenue (Buck
Institute for Age Research)	5.000%	11/15/44 (4)	5,500	6,215
California Statewide Communities
Development Authority Revenue (Buck
Institute for Age Research)	5.000%	11/15/49 (4)	1,000	1,126
California Statewide Communities
Development Authority Revenue (Cottage
Health System Obligated Group)	5.000%	11/1/39	310	347
California Statewide Communities
Development Authority Revenue (Cottage
Health System Obligated Group)	5.000%	11/1/40	7,200	7,668
California Statewide Communities
Development Authority Revenue (Cottage
Health System Obligated Group)	5.000%	11/1/43	13,705	15,252
California Statewide Communities
Development Authority Revenue (Covenant
Retirement Communities Inc.)	5.625%	12/1/36	4,000	4,607
California Statewide Communities
Development Authority Revenue (Daughters
of Charity Health System)	5.750%	7/1/30	5,000	5,002
California Statewide Communities
Development Authority Revenue (Daughters
of Charity Health System)	5.750%	7/1/35	1,515	1,515
California Statewide Communities
Development Authority Revenue (Episcopal
Communities & Services)	5.000%	5/15/42	2,500	2,734
California Statewide Communities
Development Authority Revenue (Episcopal
Communities & Services)	5.000%	5/15/47	2,000	2,178
California Statewide Communities
Development Authority Revenue (Huntington
Memorial Hospital)	5.000%	7/1/44	5,800	6,507
California Statewide Communities
Development Authority Revenue (John Muir
Health)	5.000%	8/15/46	1,500	1,689
California Statewide Communities
Development Authority Revenue (John Muir
Health)	5.000%	8/15/51	3,000	3,366
California Statewide Communities
Development Authority Revenue (Kaiser
Permanente)	5.000%	4/1/42	15,425	17,345

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue (Kaiser
Permanente) VRDO	0.890%	12/7/17	1,050	1,050
California Statewide Communities
Development Authority Revenue (Redlands
Community Hospital)	5.000%	10/1/46	1,600	1,780
California Statewide Communities
Development Authority Revenue (Sutter
Health)	5.000%	5/15/18 (Prere.)	4,250	4,322
California Statewide Communities
Development Authority Revenue (Sutter
Health)	5.250%	8/15/31	2,500	2,810
California Statewide Communities
Development Authority Revenue (Sutter
Health)	5.000%	8/15/32	11,000	12,350
California Statewide Communities
Development Authority Revenue (The
Culinary Institute of America Project)	5.000%	7/1/41	800	887
California Statewide Communities
Development Authority Revenue (Trinity
Health)	5.000%	12/1/41	11,000	12,282
California Statewide Communities
Development Authority Senior Living
Revenue (Southern California Presbyterian
Homes)	7.250%	11/15/41	3,000	3,280
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/29	2,000	2,364
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/30	3,500	4,116
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/32	2,500	2,909
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/40	4,445	5,068
3 Carlsbad CA Unified School District GO	4.000%	5/1/32	575	637
3 Carlsbad CA Unified School District GO	4.000%	5/1/33	685	753
3 Carlsbad CA Unified School District GO	4.000%	5/1/34	690	753
Centinela Valley CA Union High School
District GO	6.000%	8/1/23 (Prere.)	3,000	3,677
Centinela Valley CA Union High School
District GO	4.000%	8/1/50 (4)	3,000	3,120
Central School District San Bernardino
California GO	5.000%	8/1/47	3,000	3,464
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,267
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	2,274
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	936
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,801

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	4,045
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	1,010	1,074
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,602
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	2,019
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,396
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,329
Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,531
Citrus CA Community College District GO	0.000%	8/1/37	2,475	2,088
Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,812
Clovis CA Wastewater System Revenue	5.000%	8/1/38 (15)	1,220	1,425
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	2,933
Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,303
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	1,142
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	4,092
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/28	900	1,111
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/29	1,325	1,624
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/34	1,970	2,237
Cotati-Rohnert Park CA Unified School
District GO	5.000%	8/1/44 (4)	3,000	3,385
2 Cotati-Rohnert Park CA Unified School
District GO TOB VRDO	1.070%	12/7/17 (15)	3,505	3,505
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,481
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,502
Dublin CA Community Facilities District
Improvement Area No. 1 Special Tax
Revenue (Dublin Crossing)	5.000%	9/1/37	1,150	1,293
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,305	3,897
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,769
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/45	8,315	9,869
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,119
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/39	2,030	2,370
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	3,780	4,040
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.940%	12/7/17	500	500
El Camino CA Community College District GO	5.000%	8/1/32	1,000	1,194
El Camino CA Community College District GO	5.000%	8/1/33	1,115	1,325
El Camino CA Community College District GO	5.000%	8/1/37	1,550	1,818
El Camino CA Healthcare District GO	4.000%	8/1/34	5,000	5,385
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,685
Encinitas CA Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/27	1,000	1,101

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Escondido CA GO	5.000%	9/1/30	2,030	2,391
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,783
Folsom Ranch Financing Authority Special Tax
Revenue	5.000%	9/1/37	2,000	2,145
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,458
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,004
Foothill-De Anza CA Community College
District GO	0.000%	8/1/22 (14)	3,850	3,511
Foothill-De Anza CA Community College
District GO	0.000%	8/1/23 (14)	3,590	3,195
Foothill-De Anza CA Community College
District GO	0.000%	8/1/25 (14)	2,390	1,997
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/42	9,000	7,915
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	6.500%	1/15/43	2,200	2,650
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	5.750%	1/15/46	13,500	15,781
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	6.000%	1/15/53	6,675	7,913
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/35 (4)	1,000	1,164
Gavilan CA Joint Community College
District GO	5.500%	8/1/28 (2)	90	90
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,636
Gilroy CA Unified School District GO	4.000%	8/1/33	1,155	1,240
Gilroy CA Unified School District GO	4.000%	8/1/36	1,000	1,059
Gilroy CA Unified School District GO	4.000%	8/1/37	1,000	1,053
Gilroy CA Unified School District GO	4.000%	8/1/41	3,115	3,252
Gilroy CA Unified School District GO	4.000%	8/1/46	8,000	8,363
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	4,000	4,712
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28 (2)	10,000	7,462
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	5,783
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	10,000	11,456
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	2,894
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	4,393
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,334
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	4,013
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,197
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32	2,765	3,279
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/34	3,120	3,701
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/36	3,420	4,030
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45	4,010	4,568
Imperial CA Unified School District GO	5.250%	8/1/43 (15)	5,000	5,997
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/32 (15)	1,000	1,175

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/34 (15)	600	697
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/38 (15)	500	577
Irvine CA Assessment District No. 97-16
Improvement Revenue VRDO	0.890%	12/1/17 LOC	6,100	6,100
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.890%	12/1/17 LOC	3,623	3,623
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.890%	12/1/17 LOC	2,400	2,400
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/37	265	297
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/42	400	448
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/47	1,000	1,117
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/51	1,000	1,112
Irvine Ranch CA Water District COP	5.000%	3/1/46	5,000	5,873
Jefferson CA Union High School District GO	5.000%	8/1/26 (15)	1,000	1,189
Kern County CA GO	5.750%	2/1/19 (Prere.)	2,000	2,097
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,207
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,587
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,000	1,171
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,255	1,463
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,907
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,786
Long Beach CA Community College District
GO	0.000%	8/1/34	2,520	1,411
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.379%	11/15/26	1,800	1,729
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/29	1,165	1,369
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	1,180	1,411
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,600	3,307
Long Beach CA Finance Authority Tax
Revenue	5.500%	8/1/26 (2)	7,570	8,847
Long Beach CA Finance Authority Tax
Revenue	5.500%	8/1/31 (2)	4,215	5,186
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,500	1,723
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,000	2,292
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,467
Los Angeles CA Community College District
GO	5.250%	8/1/20 (Prere.)	5,000	5,479

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District
GO	5.000%	8/1/28	3,500	4,156
Los Angeles CA Community College District
GO	4.000%	8/1/29	1,250	1,404
Los Angeles CA Community College District
GO	5.000%	8/1/30	5,500	6,497
Los Angeles CA Community College District
GO	4.000%	8/1/31	1,700	1,876
Los Angeles CA Community College District
GO	4.000%	8/1/32	1,655	1,825
Los Angeles CA Community College District
GO	4.000%	8/1/33	3,500	3,769
Los Angeles CA Community College District
GO	4.000%	8/1/33	1,075	1,181
Los Angeles CA Community College District
GO	4.000%	8/1/36	2,300	2,490
Los Angeles CA Community College District
GO	4.000%	8/1/41	5,000	5,351
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,434
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,401
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,429
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	15,750
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	17,982
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,000	1,187
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,303
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,500	5,187
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	4,070	4,224
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/27	5,000	5,757
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	5,000	5,916
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	1,355	1,619
Los Angeles CA Department of Water &
Power Revenue	5.250%	7/1/32	7,000	7,165
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	2,500	2,931
Los Angeles CA Department of Water &
Power Revenue	5.375%	7/1/34	3,000	3,128
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	3,500	4,085
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	10,000	11,343
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	5,000	5,464

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	3,750	4,396
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/37	1,545	1,749
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/38	2,500	2,951
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/38	12,365	13,967
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/38	1,750	2,042
Los Angeles CA Department of Water &
Power Revenue	5.250%	7/1/38	1,890	1,934
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/39	4,000	4,637
Los Angeles CA Department of Water &
Power Revenue	5.250%	7/1/39	2,000	2,223
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/40	2,000	2,325
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/41	5,000	5,885
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/42	4,500	5,222
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	5,000	5,613
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	10,150	11,394
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	5,000	5,697
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/44	13,950	15,997
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/46	2,500	2,893
Los Angeles CA Department of Water &
Power Revenue VRDO	0.850%	12/1/17	2,300	2,300
Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	4,500	4,777
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	3,000	3,609
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,400	2,874
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	5,200	5,549
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	2,500	2,658
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	6,639
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,289
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,445
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	5,997
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,359
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,261
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	10,888
Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,333
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,000	1,205
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	3,250	3,896
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,500	2,986

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,635	1,948
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	2,100	2,494
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,188
Los Angeles County CA Metropolitan
Transportation Authority Revenue
(Union Station Gateway Project)	5.000%	7/1/27	2,000	2,417
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/28	7,570	9,231
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,000	2,420
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,821
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,000	5,976
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,967
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,264
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/37	2,750	3,066
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/42	5,940	6,567
Los Angeles County CA Public Works
Financing Authority Revenue	5.500%	10/1/18 (4)	315	326
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,694
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,984
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,983
M-S-R California Energy Authority Revenue	7.000%	11/1/34	3,200	4,564
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	4,956
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,195	5,940
M-S-R California Public Power Agency
Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	4,900	5,261
Marin CA Community College District GO	4.000%	8/1/35	700	754
Marin CA Community College District GO	4.000%	8/1/38	1,500	1,601
Marin CA Healthcare District GO	5.000%	8/1/29	1,055	1,250
Marin CA Healthcare District GO	4.000%	8/1/47	7,500	7,976
Marina Coast Water District California
Enterprise Revenue	5.000%	6/1/37	4,085	4,641
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,160
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	6,000	6,750
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/34	5,000	5,917
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,201
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	4,500	5,191
Metropolitan Water District of Southern
California Revenue VRDO	0.850%	12/1/17	1,200	1,200
Metropolitan Water District of Southern
California Revenue VRDO	0.900%	12/7/17	2,900	2,900

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Milpitas CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,517
Milpitas CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,752
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	1,000	1,024
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/40	6,000	6,751
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	5,270	5,911
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/31	1,660	1,990
Morgan Hill CA Unified School District GO	4.000%	8/1/47	3,000	3,195
Mountain View-Whisman CA School District
COP	4.000%	6/1/30	675	732
Mountain View-Whisman CA School District
COP	4.000%	6/1/32	1,500	1,613
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,509
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,322
Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,871
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,525	4,106
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	2,240
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	538
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	1,029
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	492
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	3,310	3,407
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,595	1,813
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,610	4,187
Northern California Transmission Agency
Revenue	5.000%	5/1/38	1,790	2,073
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/25	1,825	1,972
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/26	1,995	2,146
Norwalk-La Mirada CA Unified School District
GO	4.000%	8/1/47	5,030	5,336
Novato CA Unified School District GO	5.000%	8/1/28	800	948
Oakland CA GO	5.000%	1/15/29	1,640	1,945
Oakland CA GO	5.000%	1/15/31	3,550	3,883
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	1,000	1,179
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,296
Oakland CA Unified School District GO	5.000%	8/1/40	500	572
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	5,676
Ohlone CA Community College District GO	4.000%	8/1/41	5,000	5,300
Pajaro Valley CA Unified School District GO	5.000%	8/1/43	5,000	5,870
Pajaro Valley CA Unified School District GO	4.000%	8/1/46	5,000	5,300
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/28 (15)	1,100	1,319

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.250%	9/2/22	200	219
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.000%	9/2/26	1,000	1,112
Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,416
Palomar CA Community College District GO	4.000%	8/1/45	3,000	3,188
Palomar Pomerado Health California COP	6.000%	11/1/41	3,800	4,080
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	2,330
Palomar Pomerado Health California GO	5.000%	8/1/34	500	572
Palomar Pomerado Health California GO	4.000%	8/1/35	4,000	4,228
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	2,379
Palomar Pomerado Health California Revenue	5.000%	11/1/39	5,000	5,516
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	3,000	2,210
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,481
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/19 (2)	1,800	1,737
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/21 (2)	2,920	2,676
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/22 (2)	4,125	3,659
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/24 (2)	1,000	831
Pittsburg CA Water Revenue	5.000%	8/1/27	830	1,030
Pittsburg CA Water Revenue	5.000%	8/1/28	585	720
Pleasanton CA Unified School District GO	4.000%	8/1/42	7,300	7,775
Poway CA Unified School District GO	5.000%	9/1/25	1,825	2,016
Poway CA Unified School District GO	5.000%	9/1/27	2,040	2,243
Poway CA Unified School District GO	5.000%	9/1/31	1,365	1,487
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,941
Poway CA Unified School District GO	5.000%	9/1/33	990	1,072
Poway CA Unified School District GO	0.000%	8/1/34	8,130	4,554
Poway CA Unified School District GO	5.000%	9/1/36	630	679
Poway CA Unified School District GO	0.000%	8/1/46	10,000	3,125
Poway CA Unified School District GO	0.000%	8/1/51	10,000	2,540
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,210	1,267
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,360	2,466
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	893
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27	1,385	1,646
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,030	1,154

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28	2,340	2,760
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29	3,470	4,067
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30	1,780	2,076
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,760	2,013
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (4)	1,800	2,072
Redding CA Electric System Revenue	5.000%	6/1/30	1,665	2,001
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/29	1,000	1,161
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/31	600	692
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,621
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,033
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	8,572
2 Riverside CA Electric Revenue TOB VRDO	0.990%	12/7/17	2,800	2,800
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,617
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,997
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,088
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,526
Riverside County CA Public Financing
Authority Lease Revenue	5.000%	11/1/33	5,000	5,814
Riverside County CA Public Financing
Authority Lease Revenue	5.250%	11/1/40	5,000	5,875
Riverside County CA Public Financing
Authority Lease Revenue	5.250%	11/1/45	8,000	9,363
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/32 (15)	820	966
2 Riverside County CA Public Financing
Authority Tax Allocation Revenue TOB VRDO	1.070%	12/7/17 (15)	2,420	2,420
Riverside County CA Redevelopment
Successor Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,568
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/33	2,815	3,385
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,141
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	2,311
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	974
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	2,335
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,238

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
3 Riverside County CA Infrastructure Financing
Authority	4.000%	11/1/44	10,090	10,611
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	4,500	4,831
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/37	7,480	7,945
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	620	624
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,610	1,783
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,854
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,357
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,140
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,240
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	3,000	1,911
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	3,660	3,894
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/27	5,000	6,011
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,330
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,329
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,349
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,634
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/36	1,370	1,468
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/42	3,125	3,341
Sacramento County CA Airport Revenue	5.000%	7/1/41	7,500	8,663
Sacramento County CA Airport Revenue	5.000%	7/1/41	5,770	6,618
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,175
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,691
San Bernardino CA City Unified School
District GO	5.000%	8/1/27 (4)	1,060	1,221
San Bernardino CA City Unified School
District GO	0.000%	8/1/35 (4)	5,900	3,094
San Bernardino CA City Unified School
District GO	0.000%	8/1/36 (4)	5,000	2,491
San Bernardino CA City Unified School
District GO	4.000%	8/1/42 (4)	4,500	4,755
San Bernardino CA Community College
District GO	0.000%	8/1/44	15,000	5,171

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Bernardino CA Community College
District GO	5.000%	8/1/45	3,500	3,986
San Bernardino CA Community College
District GO	0.000%	8/1/48	17,770	5,326
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,544
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,000	3,363
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,500	2,803
San Diego CA Community College District GO	4.000%	8/1/32	3,200	3,530
San Diego CA Community College District GO	4.000%	8/1/32	5,300	5,846
San Diego CA Community College District GO	0.000%	8/1/36	8,000	4,234
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,690
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	6,000	6,325
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	7,000	7,380
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/19 (Prere.)	5,000	5,325
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/19 (Prere.)	2,500	2,673
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	5,000	6,076
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/35	5,000	5,895
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	5,000	5,878
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,114
San Diego CA Unified School District GO	5.000%	7/1/28	7,000	8,464
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	5,728
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,014
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	975
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	677
3 San Diego CA Unified School District GO	0.000%	7/1/34	3,500	1,895
San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,306
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,711
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,337
San Diego CA Unified School District GO	4.000%	7/1/45	8,000	8,460
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	3,430
San Diego CA Unified School District GO	4.000%	7/1/47	10,000	10,664
San Diego CA Unified School District GO	5.000%	7/1/47	5,000	5,918
San Diego County CA COP	5.000%	10/15/28	1,445	1,716
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/26	4,000	4,326
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/28	3,200	3,456
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/34	2,715	2,951
San Diego County CA Regional Airport
Authority Revenue	5.000%	4/1/37	1,500	1,676
San Diego County CA Regional Airport
Authority Revenue	5.000%	4/1/38	2,000	2,232
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/40	3,000	3,259

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/42	4,000	4,716
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/43	3,540	4,033
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/47	5,000	5,863
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/35	1,500	1,778
San Diego County CA Water Authority
Revenue	5.000%	5/1/30	5,000	6,061
San Diego County CA Water Authority
Revenue	5.000%	5/1/36	8,350	9,882
2 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.980%	12/7/17	2,510	2,510
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	7,000	8,374
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/32	1,150	1,402
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	1,550	1,857
San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,411
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,196
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,485	1,655
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,250	2,720
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	980	1,179
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	1,000	1,193
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	8,000	8,963
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,837
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	15,930	18,410
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/47	7,000	8,196
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/27	3,190	3,854
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/34	2,675	3,143
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/35	2,815	3,295
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/36	2,960	3,451
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	10/1/29	12,680	14,427
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	5,000	6,082
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	5,000	5,617
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	1,205	1,352

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	1,100	1,234
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	4,000	4,693
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	1,305	1,514
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/33	4,000	4,493
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/33	1,370	1,584
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/34	5,000	5,605
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/35	2,810	3,144
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/36	4,000	4,611
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/39	8,000	8,569
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/43	10,000	11,090
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/19 (Prere.)	2,000	2,165
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	2/1/21 (Prere.)	1,000	1,160
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	975	1,165
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	1,200	1,417
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/37	850	979
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	3,969
San Francisco CA City & County Unified
School District GO	5.250%	6/15/19 (Prere.)	4,000	4,226
San Francisco CA City & County Unified
School District GO	5.000%	6/15/32	8,365	8,998
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/37	7,000	8,271
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	5,083
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	4,875
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,670

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	10,000	11,177
San Jose CA Airport Revenue	5.000%	3/1/42	2,500	2,923
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	3,415	3,425
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,300	2,307
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	3,375	3,385
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	929
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	3,008
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion &
Renovation Project)	6.500%	5/1/42	5,000	5,759
San Jose CA Unified School District
Santa Clara County GO	5.000%	8/1/32	10,000	11,748
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,420
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,771
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,703
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	4,020
San Luis Obispo County CA Community
College District GO	5.000%	8/1/28	890	1,058
San Luis Obispo County CA Community
College District GO	5.000%	8/1/32	1,395	1,625
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/29 (4)	760	918
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/34 (4)	1,100	1,300
San Marcos CA Unified School District GO	5.000%	8/1/21 (Prere.)	2,835	3,173
San Marcos CA Unified School District GO	5.000%	8/1/21 (Prere.)	5,620	6,290
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,605
San Marcos CA Unified School District GO	4.000%	8/1/33	3,500	3,828
San Marcos CA Unified School District GO	5.000%	8/1/35	5,000	5,930
San Marcos CA Unified School District GO	5.000%	8/1/36	2,000	2,364
San Mateo CA Union High School District GO	0.000%	9/1/41	5,000	4,353
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	3,844
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/31	2,290	2,729
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/35	2,110	2,256
San Mateo County CA Mid-Peninsula Water
District COP	4.000%	12/1/46	2,000	2,100
San Mateo-Foster City CA School District GO	4.000%	8/1/44	3,250	3,430
San Mateo-Foster City CA School District GO	4.000%	8/1/45	5,000	5,273
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	2,042

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Ramon CA Public Financing Authority
Tax Allocation Revenue	0.000%	2/1/33 (2)	2,000	1,124
San Ramon Valley CA Unified School District
GO	4.000%	8/1/34	3,445	3,672
San Ysidro CA School District COP	5.000%	9/1/47 (15)	2,045	2,256
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	2,239
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	848
Santa Barbara CA Unified School District GO	4.000%	8/1/31	775	858
Santa Barbara CA Unified School District GO	4.000%	8/1/31	500	554
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,460
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,000	4,346
Santa Clara CA Unified School District GO	4.000%	7/1/41	5,000	5,317
Santa Clara County CA GO	5.000%	8/1/28	5,000	5,700
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/28	625	763
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	637
Santa Clarita CA Community College
District GO	4.000%	8/1/41	6,850	7,235
Santa Monica CA Community College
District GO	4.000%	8/1/31	3,000	3,234
Santa Monica-Malibu CA Unified School
District GO	4.000%	7/1/38	400	431
Santa Monica-Malibu CA Unified School
District GO	4.000%	7/1/39	550	591
Santa Rosa CA Wastewater Revenue	4.000%	9/1/27	1,350	1,543
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,520
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,134
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,506
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/45	1,500	1,733
Simi Valley CA Unified School District GO	5.000%	8/1/27	1,500	1,868
Simi Valley CA Unified School District GO	4.000%	8/1/35	1,230	1,316
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	1,087
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,708
Sonoma-Marin Area Rail Transportation
District California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	3,923
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,413
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,333
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	4,246
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	4,268
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/28	1,000	1,192

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	8,000	9,211
Southwestern California Community College
District GO	4.000%	8/1/34	375	405
Southwestern California Community College
District GO	5.000%	8/1/44	7,045	8,054
Southwestern California Community College
District GO	4.000%	8/1/47	3,000	3,170
State Center CA Community College District
GO	4.000%	8/1/42	2,315	2,452
State Center California Community College
District GO	5.000%	8/1/28	5,275	6,302
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,151
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,596
Stockton CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/37 (4)	4,220	4,833
Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,817
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,415
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,437
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,466
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,826
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39	2,500	2,920
3 Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/38 (4)	3,115	3,572
Temecula Valley CA Unified School District GO	0.000%	8/1/35 (15)	3,000	3,012
Temecula Valley CA Unified School District GO	0.000%	8/1/37 (15)	3,785	3,812
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,176
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	1,540	1,596
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,194
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,822
Tustin CA Community Facilities District
Special Tax Revenue	5.000%	9/1/37	1,000	1,136
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/31	3,000	3,350
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	790	809
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	3,814
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,614
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,699
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,193
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,861
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/35	1,760	2,037
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/41	20,000	23,050
University of California Regents Medical
Center Pooled Revenue	4.000%	5/15/44	7,500	7,817
University of California Revenue	5.000%	5/15/27	4,275	5,145

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/28	5,000	5,801
University of California Revenue	5.000%	5/15/29	2,000	2,423
University of California Revenue	5.000%	5/15/31	2,000	2,399
University of California Revenue	5.000%	5/15/32	7,925	9,340
University of California Revenue	5.000%	5/15/32	1,000	1,195
University of California Revenue	5.000%	5/15/33	5,000	5,726
University of California Revenue	4.000%	5/15/34	5,000	5,338
University of California Revenue	5.000%	5/15/34	5,205	5,726
University of California Revenue	5.000%	5/15/35	3,640	4,005
University of California Revenue	5.250%	5/15/37	3,500	4,092
University of California Revenue	5.000%	5/15/38	10,000	11,347
University of California Revenue	5.000%	5/15/40	50	51
University of California Revenue	5.000%	5/15/40	5,000	5,742
University of California Revenue	5.000%	5/15/41	10,230	11,971
University of California Revenue	5.000%	5/15/42	5,000	5,903
University of California Revenue	4.000%	5/15/46	13,205	13,951
University of California Revenue	5.000%	5/15/47	15,000	17,600
University of California Revenue	5.000%	5/15/47	1,000	1,176
University of California Revenue	5.000%	5/15/52	8,000	9,329
University of California Revenue PUT	5.000%	5/15/23	6,500	7,593
University of California Revenue VRDO	0.960%	12/7/17	26,100	26,100
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/33	1,110	1,285
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/35	750	862
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	1,120	1,153
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,309
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	5,457
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,596
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,115
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,275
Walnut Valley CA Unified School District GO	0.000%	8/1/36	1,000	487
Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	5,952
Washington Township CA Health Care District
Revenue	5.000%	7/1/33	1,080	1,214
Washington Township CA Health Care District
Revenue	4.000%	7/1/35	2,170	2,182
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (14)	7,650	4,701
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	7,820
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,000	3,450
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,324
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	3,062
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	2,000	2,097
Western Placer CA Unified School District GO	5.000%	8/1/42 (15)	6,350	7,408
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/28 (15)	675	804

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/29 (15)	1,000	1,182
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	4,967
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,201
Yucaipa Valley CA Water District Water
System Revenue	5.000%	9/1/27	1,000	1,185
				3,886,507
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,308
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,132
				6,440
Total Tax-Exempt Municipal Bonds (Cost $3,706,724)				3,892,947

				Amount
				($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard				236
Receivables for Investment Securities Sold				20
Receivables for Accrued Income				36,361
Receivables for Capital Shares Issued				1,874
Variation Margin Receivable—Futures Contracts				268
Other Assets				391
Total Other Assets				39,150
Liabilities
Payables for Investment Securities Purchased				(18,238)
Payables for Capital Shares Redeemed				(1,979)
Payables for Distributions				(3,349)
Payables to Vanguard				(2,816)
Variation Margin Payable—Futures Contracts				(532)
Other Liabilities				(2)
Total Liabilities				(26,916)
Net Assets (100%)				3,905,181

At November 30, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				3,750,064
Undistributed Net Investment Income				264
Accumulated Net Realized Losses				(31,017)
Unrealized Appreciation (Depreciation)
Investment Securities				186,223
Futures Contracts				(353)
Net Assets				3,905,181

California Long-Term Tax-Exempt Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 40,143,506 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	485,769
Net Asset Value Per Share—Investor Shares	$12.10

Admiral Shares—Net Assets
Applicable to 282,577,442 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,419,412
Net Asset Value Per Share—Admiral Shares	$12.10

• See Note A in Notes to Financial Statements.
1 Securities with a value of $1,302,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $44,323,000, representing 1.1% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2017.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2018	913	106,222	(294)
2-Year U. S. Treasury Note	March 2018	268	57,461	(40)
10-Year U.S. Treasury Note	March 2018	432	53,588	(370)
30-Year U.S. Treasury Bond	March 2018	17	2,579	(2)
				(706)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2018	(296)	(39,419)	306
Ultra Long U.S. Treasury Bond	March 2018	(51)	(8,409)	47
				353
				(353)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November30,2017
($000)
Investment Income
Income
Interest	130,035
Total Income	130,035
Expenses
The Vanguard Group—Note B
Investment Advisory Services	505
Management and Administrative—Investor Shares	696
Management and Administrative—Admiral Shares	2,147
Marketing and Distribution—Investor Shares	93
Marketing and Distribution—Admiral Shares	239
Custodian Fees	40
Auditing Fees	36
Shareholders’ Reports and Proxy—Investor Shares	33
Shareholders’ Reports and Proxy—Admiral Shares	41
Trustees’ Fees and Expenses	3
Total Expenses	3,833
Net Investment Income	126,202
Realized Net Gain (Loss)
Investment Securities Sold	12,287
Futures Contracts	(2,104)
Realized Net Gain (Loss)	10,183
Change in Unrealized Appreciation (Depreciation)
Investment Securities	122,275
Futures Contracts	(392)
Change in Unrealized Appreciation (Depreciation)	121,883
Net Increase (Decrease) in Net Assets Resulting from Operations	258,268

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	126,202	123,444
Realized Net Gain (Loss)	10,183	15,647
Change in Unrealized Appreciation (Depreciation)	121,883	(166,809)
Net Increase (Decrease) in Net Assets Resulting from Operations	258,268	(27,718)
Distributions
Net Investment Income
Investor Shares	(15,357)	(15,747)
Admiral Shares	(110,135)	(107,648)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(125,492)	(123,395)
Capital Share Transactions
Investor Shares	13,831	49,589
Admiral Shares	241,094	285,502
Net Increase (Decrease) from Capital Share Transactions	254,925	335,091
Total Increase (Decrease)	387,701	183,978
Net Assets
Beginning of Period	3,517,480	3,333,502
End of Period[1]	3,905,181	3,517,480

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $264,000 and $7,000.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.66	$12.12	$12.07	$11.31	$12.24
Investment Operations
Net Investment Income	. 396[1]	.410	.428	.442	.450
Net Realized and Unrealized Gain (Loss)
on Investments	.438	(.460)	.050	.760	(.930)
Total from Investment Operations	.834	(.050)	.478	1.202	(.480)
Distributions
Dividends from Net Investment Income	(. 394)	(. 410)	(. 428)	(. 442)	(. 450)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 394)	(. 410)	(. 428)	(. 442)	(. 450)
Net Asset Value, End of Period	$12.10	$11.66	$12.12	$12.07	$11.31
Total Return[2]	7.22%	-0.55%	4.03%	10.79%	-3.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$486	$455	$425	$397	$390
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.29%	3.31%	3.55%	3.75%	3.86%
Portfolio Turnover Rate	16%	18%	17%	14%	14%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.66	$12.12	$12.07	$11.31	$12.24
Investment Operations
Net Investment Income	. 408[1]	.423	.438	.451	.459
Net Realized and Unrealized Gain (Loss)
on Investments	.438	(.460)	.050	.760	(.930)
Total from Investment Operations	.846	(.037)	.488	1.211	(.471)
Distributions
Dividends from Net Investment Income	(. 406)	(. 423)	(. 438)	(. 451)	(. 459)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 406)	(. 423)	(. 438)	(. 451)	(. 459)
Net Asset Value, End of Period	$12.10	$11.66	$12.12	$12.07	$11.31
Total Return[2]	7.33%	-0.45%	4.12%	10.87%	-3.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,419	$3,062	$2,909	$2,674	$2,314
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.39%	3.41%	3.63%	3.83%	3.94%
Portfolio Turnover Rate	16%	18%	17%	14%	14%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2017, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

California Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2017, the fund had contributed to Vanguard capital in the amount of $236,000, representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

California Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,892,947	—
Futures Contracts—Assets[1]	268	—	—
Futures Contracts—Liabilities[1]	(532)	—	—
Total	(264)	3,892,947	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

For tax purposes, at November 30, 2017, the fund used capital loss carryforwards of $10,005,000 to offset taxable capital gains realized during the year ended November 30, 2017. At November 30, 2017, the fund had available capital losses totaling $29,508,000 to offset future net capital gains of $12,571,000 through November 30, 2018, and $16,937,000 through November 30, 2019. Capital loss carryforwards of $1,649,000 expired on November 30, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At November 30, 2017, the cost of investment securities for tax purposes was $3,708,586,000. Net unrealized appreciation of investment securities for tax purposes was $184,361,000, consisting of unrealized gains of $193,938,000 on securities that had risen in value since their purchase and $9,577,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2017, the fund purchased $798,981,000 of investment securities and sold $567,710,000 of investment securities, other than temporary cash investments.

California Long-Term Tax-Exempt Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2017, such purchases and sales were $310,779,000 and $314,196,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
			Year Ended November 30,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	121,897	10,151	164,555	13,277
Issued in Lieu of Cash Distributions	13,372	1,110	13,625	1,103
Redeemed	(121,438)	(10,145)	(128,591)	(10,407)
Net Increase (Decrease)—Investor Shares	13,831	1,116	49,589	3,973
Admiral Shares
Issued	654,121	54,583	761,935	61,587
Issued in Lieu of Cash Distributions	72,146	5,991	70,089	5,674
Redeemed	(485,173)	(40,663)	(546,522)	(44,606)
Net Increase (Decrease)—Admiral Shares	241,094	19,911	285,502	22,655

G. Management has determined that no material events or transactions occurred subsequent to November 30, 2017, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard California Tax-Free Funds and the Shareholders of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund (constituting Vanguard California Tax-Free Funds, hereafter referred to as the “Funds”) as of November 30, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of November 30, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 16, 2018

Special 2017 tax information (unaudited) for Vanguard California Tax-Exempt Funds

This information for the fiscal year ended November 30, 2017, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2017	11/30/2017	Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,003.51	$0.80
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,001.68	$0.95
Admiral Shares	1,000.00	1,002.18	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,012.10	$0.96
Admiral Shares	1,000.00	1,012.61	0.45
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.12	$0.96
Admiral Shares	1,000.00	1,024.62	0.46
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.12	$0.96
Admiral Shares	1,000.00	1,024.62	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Municipal Money Market Fund, 0.16%; for the California Intermediate-Term Tax-Exempt Fund, 0.19% for
Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09%
for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays
Municipal California Intermediate Bond Index and the Bloomberg Barclays CA Municipal Bond Index (Indices or
Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the California Tax-Exempt Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the California Tax-Exempt Funds. The Indices are licensed for use by The Vanguard Group, Inc.
(Vanguard) as the sponsor of the California Tax-Exempt Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the California Tax-Exempt Funds or the owners of the California
Tax-Exempt Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the California Tax-Exempt Funds. Investors acquire the California Tax-Exempt Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the California Tax-Exempt Funds. The California Tax-Exempt Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or
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Neither Bloomberg nor Barclays has passed on the legality or suitability of the California Tax-Exempt Funds with respect
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of the timing of, prices at, or quantities of the California Tax-Exempt Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the California Tax-Exempt Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the California Tax-Exempt Funds.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the California Tax-Exempt Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the California Tax-Exempt Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD
PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY
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NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE
OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG
BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS
OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY
OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY
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DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES.
NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION,
ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE
POSSIBLITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED
THEREIN OR WITH RESPECT TO THE CALIFORNIA TAX-EXEMPT FUNDS.
None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays
Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.
© 2017 Bloomberg. Used with Permission.
Source: Bloomberg Index Services Limited. Copyright 2017, Bloomberg. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group

and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® >vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
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Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q750 012018

Item 2 : Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3 : Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4 : Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2017: $102,000
Fiscal Year Ended November 30, 2016: $102,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2017: $8,424,459
Fiscal Year Ended November 30, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees. Fiscal Year Ended November 30, 2017: $3,194,093 Fiscal Year Ended November 30, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees. Fiscal Year Ended November 30, 2017: $274,313 Fiscal Year Ended November 30, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees. Fiscal Year Ended November 30, 2017: $0 Fiscal Year Ended November 30, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant s independence.

The Registrant s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees. Fiscal Year Ended November 30, 2017: $274,313 Fiscal Year Ended November 30, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant s independence.

Item 5 : Audit Committee of Listed Registrants.

Not Applicable.

Item 6 : Investments.

Not Applicable.

Item 7 : Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8 : Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9 : Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10 : Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11 : Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:	January 22, 2018

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:	January 22, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.

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